UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation® Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.03%
U.S. Markets – 54.55%
Consumer Discretionary – 6.43%
†AFC Enterprises	65	$956
†Apollo Group Class A	231	12,444
†Bally Technologies	12	475
Big 5 Sporting Goods	43	449
†Buffalo Wild Wings	11	743
CEC Entertainment	20	689
†Cheesecake Factory	20	587
Cinemark Holdings	33	610
Comcast Class A	358	8,488
Comcast Special Class	152	3,581
Cooper Tire & Rubber	37	518
DSW Class A	17	752
*Expedia	33	958
†Ford Motor	211	2,270
†G-III Apparel Group	36	897
†Iconix Brand Group	55	896
†Jack in the Box	36	752
Jarden	64	1,912
Jones Group	24	253
†Jos. A Bank Clothiers	20	975
†Knology	57	809
Kohl's	35	1,727
Lowe's	638	16,193
Macy's	74	2,381
†Madden (Steven)	30	1,035
McDonald's	37	3,712
National CineMedia	43	533
NIKE Class B	88	8,481
Nordstrom	47	2,336
*†OpenTable	7	274
†Perry Ellis International	42	597
†priceline.com	21	9,822
*Regal Entertainment Group Class A	42	501
†Shuffle Master	75	879
Staples	472	6,556
Starbucks	33	1,518
Target	36	1,844
†Tenneco	25	745
†TripAdvisor	33	832
Viacom Class B	55	2,498
		102,478
Consumer Staples – 5.33%
Archer-Daniels-Midland	392	11,211
Avon Products	306	5,346
Bunge	61	3,489
Casey's General Stores	24	1,236
Coca-Cola	29	2,029
CVS Caremark	302	12,317
†Fresh Market	16	638
General Mills	58	2,344
J&J Snack Foods	18	959
Kimberly-Clark	153	11,255
Kraft Foods	232	8,668
PepsiCo	63	4,180
†Prestige Brands Holdings	72	811
Procter & Gamble	78	5,203
Safeway	413	8,690
†Susser Holdings	45	1,018
Walgreen	168	5,554
		84,948
Energy – 5.45%
Baker Hughes	17	827
Berry Petroleum Class A	19	798

Bristow Group	21	995
†Carrizo Oil & Gas	34	896
Chevron	119	12,662
ConocoPhillips	121	8,817
El Paso	253	6,722
EOG Resources	149	14,679
Exxon Mobil	77	6,527
Hess	27	1,534
†Key Energy Services	75	1,160
Lufkin Industries	11	740
Marathon Oil	315	9,220
National Oilwell Varco	21	1,428
†Newfield Exploration	42	1,585
Occidental Petroleum	28	2,624
†Pioneer Drilling	96	929
†RigNet	39	653
†Rosetta Resources	16	696
Schlumberger	54	3,689
†Swift Energy	16	476
Williams	276	9,114
		86,771
Financials – 6.17%
AFLAC	46	1,990
Allstate	322	8,826
American Equity Investment Life Holding	70	728
Apollo Investment	78	502
Bank of New York Mellon	422	8,402
†BBCN Bancorp	43	406
BlackRock	13	2,317
Capital One Financial	33	1,396
Cardinal Financial	61	655
City Holding	18	610
CME Group	34	8,285
DCT Industrial Trust	144	737
Delphi Financial Group	30	1,329
Dime Community Bancshares	54	680
*DuPont Fabros Technology	36	872
EastGroup Properties	21	913
*Entertainment Properties Trust	20	874
Flushing Financial	59	745
Home Bancshares	28	725
Home Properties	18	1,036
Host Hotels & Resorts	130	1,920
@Independent Bank	26	710
†IntercontinentalExchange	100	12,056
JPMorgan Chase	115	3,824
LaSalle Hotel Properties	39	944
M&T Bank	16	1,221
Marsh & McLennan	282	8,917
Park National	14	911
†Piper Jaffray	26	525
Primerica	34	790
ProAssurance	10	798
Prosperity Bancshares	24	968
Prudential Financial	56	2,807
Sovran Self Storage	22	939
Susquehanna Bancshares	95	796
Tanger Factory Outlet Centers	30	880
†Texas Capital Bancshares	25	765
Travelers	174	10,296
Trustmark	41	996
Webster Financial	41	836
Wells Fargo	158	4,354
		98,281
Healthcare – 7.11%
Abbott Laboratories	51	2,868
†Acorda Therapeutics	27	644
†Air Methods	12	1,013
†Align Technology	46	1,091
Allergan	157	13,774
AmerisourceBergen	36	1,339
Amgen	35	2,247
†AMN Healthcare Services	116	514
Baxter International	169	8,362

Cardinal Health	197	8,000
†Catalyst Health Solutions	17	884
†Celgene	29	1,960
†Conmed	26	667
†CryoLife	73	350
†Express Scripts	56	2,503
†Gilead Sciences	53	2,169
†Haemonetics	14	857
*†Incyte	49	735
Johnson & Johnson	137	8,984
Merck	341	12,856
†Merit Medical Systems	62	830
†ONYX Pharmaceuticals	28	1,231
Perrigo	59	5,741
Pfizer	662	14,325
Quality Systems	21	777
Quest Diagnostics	144	8,361
†Quidel	52	787
†Salix Pharmaceuticals	10	479
†SonoSite	13	700
†Spectrum Pharmaceuticals	53	775
†Thermo Fisher Scientific	46	2,069
UnitedHealth Group	78	3,953
†Vertex Pharmaceuticals	19	631
*West Pharmaceutical Services	21	797
		113,273
Industrials – 5.28%
AAON	42	861
Acuity Brands	16	848
Applied Industrial Technologies	32	1,125
Barnes Group	37	892
Caterpillar	83	7,520
†Chart Industries	14	757
†Columbus McKinnon	39	495
†CRA International	18	357
Cummins	19	1,672
Deere	32	2,475
Ducommun	13	166
ESCO Technologies	21	604
†Esterline Technologies	18	1,007
Expeditors International of Washington	155	6,349
FedEx	16	1,336
Fluor	29	1,457
General Electric	146	2,615
†Gibraltar Industries	44	614
Granite Construction	18	427
Honeywell International	47	2,554
†Hub Group Class A	34	1,103
Hunt (J.B.) Transport Services	24	1,082
†Kadant	34	769
*†KEYW Holding	45	333
†Kforce	63	777
Lockheed Martin	20	1,618
Manpower	22	787
McGrath RentCorp	17	493
†MYR Group	39	746
Northrop Grumman	149	8,714
Raytheon	185	8,949
Republic Services	38	1,047
Rockwell Collins	13	720
Roper Industries	9	782
†RPX	14	177
†Tetra Tech	28	605
†Titan Machinery	36	782
Towers Watson Class A	29	1,738
Triumph Group	33	1,929
†Tutor Perini	25	309
Union Pacific	20	2,119
United Stationers	33	1,074
United Technologies	47	3,435
†URS	29	1,018
US Ecology	36	676
Waste Management	252	8,243
		84,156

Information Technology – 13.69%
†Adobe Systems	268	7,576
Adtran	31	935
*†Amkor Technology	135	589
†Anixter International	16	954
†Apple	74	29,971
†Applied Micro Circuits	107	719
†Cirrus Logic	33	523
Cisco Systems	492	8,895
†Cognizant Technology Solutions Class A	34	2,187
†comScore	30	636
†EMC	134	2,886
†ExlService Holdings	17	380
†FARO Technologies	19	874
†Google Class A	32	20,670
Intel	448	10,864
International Business Machines	8	1,471
Intuit	211	11,096
†IXYS	57	617
j2 Global	34	957
†Liquidity Services	19	701
†LogMeln	25	964
MasterCard Class A	41	15,286
†MEMC Electronic Materials	137	540
Microsoft	190	4,932
Motorola Solutions	184	8,517
†NETGEAR	18	604
†Nuance Communications	47	1,183
Plantronics	22	784
†Polycom	251	4,091
†Progress Software	37	716
QUALCOMM	333	18,216
†QuinStreet	62	580
†Rofin-Sinar Technologies	18	411
†Semtech	27	670
†SolarWinds	19	531
†SS&C Technologies Holdings	53	957
†SuccessFactors	13	518
†Symantec	91	1,424
†Synaptics	14	422
Syntel	13	608
†TeleTech Holdings	48	778
†Teradata	127	6,161
*†ValueClick	46	749
VeriSign	349	12,466
†ViaSat	16	738
Visa Class A	155	15,737
†Vocus	38	839
Xerox	1,032	8,215
†Yahoo	426	6,871
		218,009
Materials – 1.25%
Boise	87	619
†Castle (A.M.)	72	681
Celanese Class A	42	1,859
Cliffs Natural Resources	21	1,309
†Coeur d'Alene Mines	29	700
duPont (E.I.) deNemours	211	9,661
Eastman Chemical	32	1,250
†Ferro	89	435
Innophos Holdings	9	437
Koppers Holdings	14	481
†Owens-Illinois	47	911
Silgan Holdings	22	850
†TPC Group	28	653
		19,846
Telecommunication Services – 2.27%
AT&T	442	13,365
Atlantic Tele-Network	14	547
†Crown Castle International	285	12,767
NTELOS Holdings	25	510
Verizon Communications	224	8,987
		36,176

Utilities – 1.57%
AGL Resources	32	1,352
Cleco	24	914
Edison International	202	8,363
Exelon	36	1,561
MDU Resources Group	56	1,202
NorthWestern	17	608
OGE Energy	23	1,304
Progress Energy	161	9,019
UIL Holdings	17	601
		24,924
Total U.S. Markets (cost $730,136)		868,862

§Developed Markets – 27.26%
Consumer Discretionary – 3.64%
Bayerische Motoren Werke	85	5,694
Cie Financiere Richemont Class A	26	1,315
Crown	110	910
Don Quijote	200	6,863
Hennes & Mauritz Class B	45	1,447
Inditex	19	1,556
LVMH Moet Hennessy Louis Vuitton	8	1,133
Next	27	1,148
Pirelli & C	86	724
PPR	23	3,294
Promotora de Informaciones ADR	66	319
Publicis Groupe	99	4,554
Reed Elsevier	120	967
Sky City Entertainment Group	280	750
Sumitomo Rubber Industries	322	3,866
Swatch Group Bearer Shares	3	1,123
Techtronic Industries	4,000	4,115
Toyota Motor	300	9,999
Yamada Denki	13	885
Yamaha	100	917
Yue Yuen Industrial Holdings	2,000	6,322
		57,901
Consumer Staples – 4.11%
Anheuser-Busch InBev	37	2,265
Aryzta	218	10,537
British American Tobacco	80	3,797
Coca-Cola Amatil	602	7,087
Danone	17	1,069
Diageo	80	1,748
Golden Agri-Resources	2,000	1,102
Greggs	1,170	9,196
Imperial Tobacco Group	33	1,248
Kerry Group Class A	26	952
Koninklijke Ahold	95	1,279
L'Oreal	8	836
Nestle	78	4,484
Reckitt Benckiser Group	29	1,432
SABMiller	27	951
Tesco	1,761	11,035
Unilever	59	1,982
Unilever CVA	53	1,823
Wesfarmers	27	815
Woolworths	70	1,797
		65,435
Energy – 1.27%
Aker Solutions	69	726
AMEC	63	888
BG Group	135	2,886
†EDP Renovaveis	135	826
Fugro CVA	15	872
†Nabors Industries	66	1,144
Neste Oil	82	828
Noble	50	1,511
Santos	86	1,077
Total	160	8,179
Woodside Petroleum	39	1,221
		20,158
Financials – 2.00%
AIA Group	400	1,249
Alterra Capital Holdings	32	756

Assicurazioni Generali	97	1,460
AXA	198	2,574
Erste Group Bank	53	932
Hong Kong Exchanges & Clearing	100	1,598
†Lloyds Banking Group	3,000	1,207
London Stock Exchange Group	61	753
Man Group	370	722
Mitsubishi UFJ Financial Group	1,300	5,524
Nordea Bank	687	5,316
Standard Chartered	368	8,054
†UBS	147	1,750
		31,895
Healthcare – 3.95%
†Alkermes	68	1,180
Cie Generale d'Optique Essilor International	10	706
Coloplast Class B	6	863
Dainippon Sumitomo Pharma	100	1,140
Fresenius	10	925
Getinge Class B	39	988
GlaxoSmithKline	142	3,246
†ICON ADR	37	633
Meda Class A	666	6,929
Novartis	153	8,748
Novo Nordisk ADR	74	8,529
Novo Nordisk Class B	15	1,724
Roche Holding	28	4,746
Sanofi	133	9,768
Shire	46	1,603
Teva Pharmaceutical Industries ADR	277	11,180
		62,908
Industrials – 4.26%
ABB	91	1,713
Aggreko	30	940
Alfa Laval	46	872
Alstom	131	3,972
*Asahi Glass	400	3,358
Box Ships	44	368
Cie de Saint-Gobain	91	3,494
Copa Holdings Class A	74	4,342
Deutsche Post	466	7,165
DSV	57	1,022
East Japan Railway	120	7,640
Elbit Systems	22	903
European Aeronautic Defence & Space	41	1,281
Ferrovial	87	1,050
Fraport	17	836
G4S	267	1,127
Hochtief	16	926
ITOCHU	717	7,286
Koninklijke Philips Electronics	86	1,812
Rolls-Royce Holdings	146	1,693
=†Rolls-Royce Holdings Class C	15,360	24
Sandvik	80	982
Schneider Electric	18	948
Siemens	19	1,818
Societe BIC	10	887
Teleperformance	330	7,335
Vallourec	23	1,493
Wendel	13	866
Yamato Holdings	100	1,685
		67,838
Information Technology – 1.52%
Accenture Class A	39	2,076
Amadeus IT Holding	53	860
ASML Holding	37	1,555
Avago Technologies	37	1,068
†CGI Group Class A	756	14,248
Computershare	115	942
Infineon Technologies	129	971
†InterXion Holding	26	350
SAP	42	2,220
		24,290
Materials – 4.10%
Agrium	25	1,678

Air Liquide	9	1,113
Anglo American	45	1,663
Anglo American ADR	100	1,849
†AuRico Gold	670	5,386
BASF	30	2,092
BHP Billiton	90	2,625
BHP Billiton Limited	129	4,541
Incitec Pivot	300	954
Israel Chemicals	130	1,347
Johnson Matthey	31	884
Kazakhmys	63	907
Lafarge	63	2,214
Lanxess	11	569
Newcrest Mining	51	1,544
Rexam	1,596	8,747
Rio Tinto	124	6,019
Rio Tinto Limited	12	740
SSAB Class A	78	687
Syngenta	5	1,464
Syngenta ADR	130	7,663
ThyssenKrupp	49	1,124
Wacker Chemie	8	643
Yamana Gold	529	7,800
Yara International	27	1,083
		65,336
Telecommunication Services – 1.51%
China Mobile ADR	102	4,946
Tele2 Class B	51	992
Vivendi	423	9,263
Vodafone Group	2,319	6,444
Vodafone Group ADR	86	2,411
		24,056
Utilities – 0.90%
Centrica	230	1,034
Enagas	43	795
National Grid	1,107	10,748
SSE	60	1,203
Suez Environnement	55	634
		14,414
Total Developed Markets (cost $444,834)		434,231

XEmerging Markets – 12.22%
Consumer Discretionary – 0.91%
B2W Cia Global Do Varejo	91	440
*†Ctrip.com International ADR	162	3,791
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67	534
Grupo Televisa ADR	204	4,296
†Hyundai Home Shopping Network	30	3,442
†LG Electronics	17	1,091
@Turkiye Sise ve Cam Fabrikalari	556	841
		14,435
Consumer Staples – 1.29%
Brazil Foods ADR	96	1,877
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	30	1,093
@Cresud ADR	98	1,116
Fomento Economico Mexicano ADR	19	1,324
Hypermarcas	200	912
KT&G	59	4,143
@†Lotte Chilsung Beverage	4	5,055
@†Lotte Confectionery	2	2,945
Tingyi Cayman Islands Holding	139	422
Tsingtao Brewery	71	393
Wal-Mart de Mexico Series V	445	1,221
		20,501
Energy – 2.51%
Banpu NVDR	166	2,873
China Petroleum & Chemical ADR	6	630
CNOOC	3,000	5,246
CNOOC ADR	2	349
Gazprom ADR	252	2,692
LUKOIL ADR	35	1,862
PetroChina ADR	13	1,616
Petroleo Brasileiro SA ADR	306	7,604
Petroleo Brasileiro SP ADR	276	6,483

Polski Koncern Naftowy Orlen	59	580
PTT	195	1,965
PTT Exploration & Production	100	518
#Reliance Industries GDR 144A	96	2,554
Rosneft Oil GDR	249	1,643
Sasol ADR	31	1,469
Tambang Batubara Bukit Asam	1,000	1,913
		39,997
Financials – 1.96%
ABSA Group	37	646
Banco Bradesco ADR	66	1,101
Banco Santander Brasil ADR	200	1,628
Bangkok Bank	171	832
Bank of China	3,300	1,215
China Construction Bank	1,679	1,172
Credicorp	6	657
=#@†Etalon Group GDR 144A	200	940
Fubon Financial Holding	1,101	1,165
†Grupo Financiero Banorte	300	908
@Hong Leong Bank	600	2,063
ICICI Bank ADR	37	978
Industrial & Commercial Bank of China	1,881	1,117
@IRSA Inversiones y Representaciones ADR	43	446
@KB Financial Group ADR	89	2,789
@KLCC Property Holdings	1,400	1,391
Malayan Banking	570	1,543
*OTP Bank	42	555
Samsung Life Insurance	20	1,396
@Sberbank	1,038	2,336
Standard Bank Group	218	2,667
Torunlar Gayrimenkul Yatirim Ortakligi	174	366
Turkiye Is Bankasi Class C	313	550
@†UEM Land Holdings	1,750	1,336
VTB Bank GDR	404	1,458
		31,255
Industrials – 0.63%
All America Latina Logistica	100	499
†Empresas ADR	195	932
Gol Linhas Aereas Inteligentes ADR	221	1,465
@KCC	8	1,970
Santos Brasil Participacoes	100	1,324
@†Tianjin Development Holdings	2,000	1,033
United Tractors	960	2,790
		10,013
Information Technology – 1.61%
*†Alibaba.com	500	517
†Foxconn International Holdings	2,000	1,290
Hon Hai Precision Industry	1,469	4,021
LG Display ADR	52	548
Samsung Electronics	8	7,301
@†Shanda Games ADR	109	426
*@†Shanda Interactive Entertainment ADR	53	2,121
†Sina	28	1,456
†Sohu.com	77	3,850
Taiwan Semiconductor Manufacturing ADR	218	2,814
United Microelectronics	3,000	1,258
		25,602
Materials – 1.34%
Anglo American Platinum	22	1,450
ArcelorMittal South Africa	226	1,920
*Braskem ADR	72	1,015
*†Cemex ADR	480	2,587
Cia de Minas Buenaventura ADR	52	1,994
Fibria Celulose ADR	292	2,269
@Gerdau	200	1,315
Gerdau ADR	118	922
Impala Platinum Holdings	32	663
†Jastrzebska Spolka Weglowa	30	731
Petronas Chemicals Group	600	1,174
Siam Cement NVDR	100	992
Vale ADR	200	4,290
		21,322
Telecommunication Services – 1.65%
America Movil ADR	76	1,718

China Unicom Hong Kong ADR	163	3,444
Chunghwa Telecom ADR	55	1,830
KT ADR	165	2,581
†LG Uplus	161	1,028
Mobile Telesystems ADR	309	4,536
MTN Group	120	2,137
SK Telecom ADR	211	2,872
Telefonica Brasil ADR	55	1,503
Turkcell Iletisim Hizmet ADR	141	1,658
Vodacom Group	277	3,054
		26,361
Utilities – 0.32%
Centrais Eletricas Brasileiras ADR	200	1,942
@Huaneng Power International ADR	74	1,555
Light	100	1,546
		5,043
Total Emerging Markets (cost $219,238)		194,529
Total Common Stock (cost $1,390,591)		1,497,622

Exchange-Traded Funds– 2.02%
iShares MSCI EAFE Growth Index	45	2,340
iShares MSCI Hong Kong Index Fund	90	1,392
iShares MSCI Japan Index Fund	3,000	27,331
iShares MSCI Singapore Index Fund	100	1,083
Total Exchange-Traded Funds (cost $35,766)		32,146

Preferred Stock – 0.04%
Volkswagen	4	599
Total Preferred Stock (cost $649)		599

Right – 0.00%
†LG Electronics	2	32
Total Right (cost $0)		32

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.38%
≠Discount Notes – 0.48%
Fannie Mae 0.01% 3/7/12	$3,325	3,325
Federal Home Loan Bank 0.02% 3/21/12	4,274	4,274
		7,599
Repurchase Agreement – 1.69%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $27,000
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15; market value $27,540)	27,000	27,000
		27,000
≠U.S. Treasury Obligation – 0.21%
U.S. Treasury Bill 0.001% 2/23/12	3,325	3,325
		3,325
Total Short-Term Investments (cost $37,924)		37,924

Total Value of Securities Before Securities Lending Collateral – 98.47%
(cost $1,464,930)		1,568,323

	Number of
	Shares
Securities Lending Collateral** – 0.41%
Investment Companies
Delaware Investments Collateral Fund No. 1	6,527	6,527
Total Securities Lending Collateral (cost $6,527)		6,527

Total Value of Securities – 98.88%
(cost $1,471,457)		1,574,850	©
Receivables and Other Assets Net of Other Liabilities – 1.12%		17,866
Net Assets Applicable to 171,153 Shares Outstanding – 100.00%		$1,592,716

†Non income producing security.
*Full or partially on loan.
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $30,388, which represented 1.91% of the Fund’s net assets. See Note 5 in "Notes."
§Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate amount of fair valued securities was $964, which represented 0.06% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate amount of Rule 144A securities was $3,494, which represented 0.22% of the Fund’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $6,334 of securities loaned.

The following foreign currency exchange contracts were outstanding at December 31, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	AUD	199	USD	(203)	1/3/12	$0
MNB	AUD	208	USD	(214)	1/5/12	(1)
MNB	BRL	(68)	USD	36	1/3/12	0
MNB	CHF	481	USD	(510)	1/3/12	2
MNB	CHF	10	USD	(11)	1/4/12	0
MNB	EUR	47	USD	(61)	1/3/12	0
MNB	GBP	858	USD	(1,325)	1/3/12	7
MNB	GBP	(89)	USD	137	1/4/12	(1)
MNB	MYR	(17)	USD	5	1/3/12	0
MNB	SEK	2,388	USD	(349)	1/3/12	(2)
MNB	THB	2,725	USD	(86)	1/4/12	0
						$5

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BRL – Brazilian Real
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
MNB – Mellon National Bank
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
REIT – Real Estate Investment Trust
SEK – Swedish Krona
THB – Thailand Baht
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,471,457
Aggregate unrealized appreciation	$221,342
Aggregate unrealized depreciation	(117,949)
Net unrealized appreciation	$103,393

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing.)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,494,809	$2,789	$24	$1,497,622
Investment Companies	32,146	-	-	32,146
Short-Term Investments	-	37,924	-	37,924
Securities Lending Collateral	-	6,527	-	6,527
Other	599	-	32	631
Total	$1,527,554	$47,240	$56	$1,574,850

Foreign Currency Exchange Contracts	$-	$5	$-	$5

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Other	Total
Balance as of 9/30/11	$724	$-	$724
Transfers out of Level 3	(1,400)	-	(1,400)
Net change in unrealized
appreciation/deprecation	700	32	732
Balance as of 12/31/11	$24	$32	$56

Net change in unrealized
appreciation/depreciation
still held as of 12/31/11	$-	$32	$32

During the period ended December 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $1,400 for the Fund. The transfer was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2011, the value of securities on loan was $6,334, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2011, the value of invested collateral was $6,527. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 75.30%
U.S. Markets – 42.26%
Consumer Discretionary – 5.04%
†AFC Enterprises	3,195	$46,967
†Apollo Group Class A	10,200	549,474
†Bally Technologies	560	22,154
Big 5 Sporting Goods	2,120	22,133
†Buffalo Wild Wings	475	32,067
CEC Entertainment	985	33,933
†Cheesecake Factory	950	27,883
Cinemark Holdings	1,600	29,584
Comcast Class A	16,200	384,102
Comcast Special Class	6,710	158,088
Cooper Tire & Rubber	1,700	23,817
DSW Class A	865	38,242
Expedia	1,440	41,789
†Ford Motor	9,640	103,726
†G-III Apparel Group	1,655	41,226
†Iconix Brand Group	2,710	44,146
†Jack in the Box	1,725	36,053
Jarden	2,890	86,353
Jones Group	1,165	12,291
†Jos. A Bank Clothiers	1,015	49,491
†Knology	2,690	38,198
Kohl's	1,540	75,999
Lowe's	28,600	725,867
Macy's	3,380	108,768
†Madden (Steven)	1,605	55,373
McDonald's	1,630	163,538
National CineMedia	2,135	26,474
NIKE Class B	3,900	375,843
Nordstrom	2,090	103,894
†OpenTable	320	12,522
†Perry Ellis International	2,070	29,435
†priceline.com	935	437,309
Regal Entertainment Group Class A	1,830	21,850
†Shuffle Master	3,785	44,360
Staples	20,800	288,912
Starbucks	1,580	72,696
Target	1,640	84,001
†Tenneco	1,245	37,076
†TripAdvisor	1,440	36,302
Viacom Class B	2,890	131,235
		4,653,171
Consumer Staples – 4.15%
Archer-Daniels-Midland	17,400	497,640
Avon Products	15,400	269,038
Bunge	2,725	155,870
Casey's General Stores	1,150	59,237
Coca-Cola	1,250	87,463
CVS Caremark	13,170	537,074
†Fresh Market	770	30,723
General Mills	2,560	103,450
J&J Snack Foods	860	45,821
Kimberly-Clark	6,890	506,829
Kraft Foods	10,500	392,280
PepsiCo	2,760	183,126
†Prestige Brands Holdings	3,625	40,854
Procter & Gamble	3,530	235,486
Safeway	18,600	391,344
†Susser Holdings	2,205	49,877
Walgreen	7,400	244,644
		3,830,756
Energy – 4.13%
Baker Hughes	760	36,966
Berry Petroleum Class A	965	40,549
Bristow Group	1,030	48,812
†Carrizo Oil & Gas	1,610	42,424
Chevron	5,250	558,600
ConocoPhillips	5,200	378,924
El Paso	11,100	294,927
EOG Resources	6,550	645,240
Exxon Mobil	3,430	290,727

Hess	1,190	67,592
†Key Energy Services	3,675	56,852
Lufkin Industries	520	35,001
Marathon Oil	13,500	395,145
National Oilwell Varco	940	63,911
†Newfield Exploration	1,810	68,291
Occidental Petroleum	1,260	118,062
†Pioneer Drilling	4,390	42,495
†RigNet	1,845	30,885
†Rosetta Resources	765	33,278
Schlumberger	2,380	162,578
†Swift Energy	805	23,925
Williams	11,500	379,730
		3,814,914
Financials – 4.75%
AFLAC	2,090	90,413
Allstate	14,200	389,222
American Equity Investment Life Holding	3,490	36,296
Apollo Investment	3,840	24,730
Bank of New York Mellon	17,800	354,398
†BBCN Bancorp	2,000	18,900
BlackRock	580	103,379
Capital One Financial	1,480	62,589
Cardinal Financial	2,935	31,522
City Holding	880	29,823
CME Group	1,525	371,597
DCT Industrial Trust	6,880	35,226
Dime Community Bancshares	2,555	32,193
DuPont Fabros Technology	1,675	40,569
EastGroup Properties	1,020	44,350
Entertainment Properties Trust	1,030	45,021
Flushing Financial	2,900	36,627
Home Bancshares	1,290	33,424
Home Properties	905	52,101
Host Hotels & Resorts	5,730	84,632
@Independent Bank	1,310	35,750
†IntercontinentalExchange	4,430	534,036
JPMorgan Chase	5,090	169,243
LaSalle Hotel Properties	1,910	46,241
M&T Bank	700	53,438
Marsh & McLennan	12,300	388,926
Park National	635	41,313
†Piper Jaffray	1,245	25,149
Primerica	1,690	39,276
ProAssurance	445	35,520
Prosperity Bancshares	1,200	48,420
Prudential Financial	2,500	125,300
Sovran Self Storage	1,140	48,644
Susquehanna Bancshares	4,515	37,836
Tanger Factory Outlet Centers	1,400	41,048
†Texas Capital Bancshares	1,225	37,497
Travelers	8,110	479,869
Trustmark	1,960	47,608
Webster Financial	2,095	42,717
Wells Fargo	7,030	193,747
		4,388,590
Healthcare – 5.49%
Abbott Laboratories	2,340	131,578
†Acorda Therapeutics	1,345	32,065
†Air Methods	580	48,981
†Align Technology	2,180	51,721
Allergan	6,900	605,405
AmerisourceBergen	1,620	60,248
Amgen	1,560	100,168
†AMN Healthcare Services	5,460	24,188
Baxter International	7,000	346,360
Cardinal Health	8,700	353,307
†Catalyst Health Solutions	835	43,420
†Celgene	1,220	82,472
†Conmed	1,280	32,858
†CryoLife	3,570	17,136
†Express Scripts	2,460	109,937
†Gilead Sciences	2,330	95,367
†Haemonetics	635	38,875
†Incyte	2,430	36,474
Johnson & Johnson	6,190	405,940
Merck	15,750	593,775
†Merit Medical Systems	2,868	38,374
†ONYX Pharmaceuticals	1,350	59,333
Perrigo	2,600	252,980
Pfizer	28,939	626,228
Quality Systems	1,005	37,175
Quest Diagnostics	6,500	377,390

†Quidel	2,455	37,144
†Salix Pharmaceuticals	455	21,772
†SonoSite	600	32,316
†Spectrum Pharmaceuticals	2,625	38,404
†Thermo Fisher Scientific	2,030	91,289
UnitedHealth Group	3,480	176,366
†Vertex Pharmaceuticals	880	29,225
West Pharmaceutical Services	995	37,760
		5,066,031
Industrials – 4.09%
AAON	1,955	40,058
Acuity Brands	755	40,015
Applied Industrial Technologies	1,545	54,338
Barnes Group	1,815	43,760
Caterpillar	3,630	328,877
†Chart Industries	720	38,930
†Columbus McKinnon	2,135	27,093
†CRA International	895	17,757
Cummins	800	70,416
Deere	1,450	112,158
Ducommun	615	7,841
ESCO Technologies	990	28,492
†Esterline Technologies	950	53,172
Expeditors International of Washington	6,800	278,528
FedEx	720	60,127
Fluor	1,210	60,803
General Electric	6,510	116,594
†Gibraltar Industries	2,195	30,642
Granite Construction	860	20,399
Honeywell International	2,130	115,766
†Hub Group Class A	1,650	53,510
Hunt (J.B.) Transport Services	1,080	48,676
†Kadant	1,550	35,046
†KEYW Holding	2,150	15,910
†Kforce	3,270	40,319
Lockheed Martin	840	67,956
Manpower	960	34,320
McGrath RentCorp	805	23,337
†MYR Group	1,920	36,749
Northrop Grumman	6,500	380,119
Raytheon	7,900	382,201
Republic Services	1,510	41,601
Rockwell Collins	580	32,115
Roper Industries	390	33,879
†RPX	710	8,982
†Tetra Tech	1,365	29,470
†Titan Machinery	1,595	34,659
Towers Watson Class A	1,290	77,310
Triumph Group	1,405	82,122
†Tutor Perini	1,255	15,487
Union Pacific	860	91,108
United Stationers	1,540	50,142
United Technologies	2,080	152,027
†URS	1,240	43,549
US Ecology	1,770	33,241
Waste Management	11,900	389,248
		3,778,849
Information Technology – 10.61%
†Adobe Systems	11,900	336,413
Adtran	1,500	45,240
†Amkor Technology	6,545	28,536
†Anixter International	770	45,923
†Apple	3,285	1,330,424
†Applied Micro Circuits	5,115	34,373
†Cirrus Logic	1,610	25,519
Cisco Systems	23,220	419,818
†Cognizant Technology Solutions Class A	1,520	97,751
†comScore	1,370	29,044
†EMC	5,790	124,717
†ExlService Holdings	845	18,903
†FARO Technologies	940	43,240
†Google Class A	1,380	891,341
Intel	20,290	492,033
International Business Machines	370	68,036
Intuit	9,300	489,087
†IXYS	2,710	29,349
j2 Global	1,615	45,446
†Liquidity Services	900	33,210
†LogMeln	1,190	45,875
MasterCard Class A	1,825	680,397
†MEMC Electronic Materials	6,100	24,034
Microsoft	9,240	239,870
Motorola Solutions	8,271	382,865

†NETGEAR	865	29,038
†Nuance Communications	1,970	49,565
Plantronics	1,110	39,560
†Polycom	11,100	180,930
†Progress Software	1,765	34,153
QUALCOMM	14,640	800,807
†QuinStreet	3,010	28,174
†Rofin-Sinar Technologies	970	22,165
†Semtech	1,335	33,135
†SolarWinds	980	27,391
†SS&C Technologies Holdings	2,455	44,337
†SuccessFactors	600	23,922
†Symantec	4,030	63,070
†Synaptics	725	21,859
Syntel	600	28,062
†TeleTech Holdings	2,340	37,908
†Teradata	5,600	271,656
†ValueClick	2,260	36,815
VeriSign	15,400	550,088
†ViaSat	775	35,743
Visa Class A	6,800	690,403
†Vocus	1,695	37,443
Xerox	45,900	365,364
†Yahoo	21,500	346,795
		9,799,827
Materials – 1.01%
Boise	4,495	32,004
†Castle (A.M.)	3,440	32,542
Celanese Class A	1,910	84,556
Cliffs Natural Resources	910	56,739
†Coeur d'Alene Mines	1,425	34,400
duPont (E.I.) deNemours	9,860	451,390
Eastman Chemical	1,440	56,246
†Ferro	4,355	21,296
Innophos Holdings	420	20,395
Koppers Holdings	705	24,224
†Owens-Illinois	2,110	40,892
Silgan Holdings	1,060	40,958
†TPC Group	1,360	31,729
		927,371
Telecommunication Services – 1.76%
AT&T	19,990	604,499
Atlantic Tele-Network	635	24,797
†Crown Castle International	12,600	564,480
NTELOS Holdings	1,215	24,762
Verizon Communications	10,100	405,212
		1,623,750
Utilities – 1.23%
AGL Resources	1,450	61,277
Cleco	1,170	44,577
Edison International	9,300	385,020
Exelon	1,640	71,127
MDU Resources Group	2,460	52,792
NorthWestern	820	29,348
OGE Energy	1,090	61,814
Progress Energy	7,200	403,344
UIL Holdings	855	30,241
		1,139,540
Total U.S. Markets (cost $32,096,408)		39,022,799

§Developed Markets – 23.36%
Consumer Discretionary – 3.11%
Bayerische Motoren Werke	3,853	258,104
Cie Financiere Richemont Class A	1,230	62,217
Crown	5,180	42,860
Don Quijote	8,300	284,827
Hennes & Mauritz Class B	2,060	66,242
Inditex	870	71,250
LVMH Moet Hennessy Louis Vuitton	380	53,802
McDonald's Holdings Japan	1,500	40,482
Next	1,240	52,715
Pirelli & C	4,100	34,517
PPR	991	141,914
Promotora de Informaciones ADR	1,200	5,808
Publicis Groupe	4,282	196,982
Reed Elsevier	5,600	45,144
Shimamura	400	40,904
Shimano	900	43,737
Sky City Entertainment Group	13,400	35,881
Sumitomo Rubber Industries	15,368	184,512
Suzuki Motor	2,400	49,647
Swatch Group Bearer Shares	140	52,393
Techtronic Industries	201,500	207,296

Toyota Motor	14,986	499,468
Yamada Denki	616	41,942
Yamaha	4,400	40,364
Yue Yuen Industrial Holdings	102,000	322,419
		2,875,427
Consumer Staples – 3.46%
Anheuser-Busch InBev	1,720	105,302
Aryzta	9,757	471,619
British American Tobacco	3,700	175,600
Coca-Cola Amatil	28,223	332,237
Danone	800	50,287
Diageo	3,725	81,378
Golden Agri-Resources	83,000	45,750
Greggs	52,464	412,338
Imperial Tobacco Group	1,540	58,245
Japan Tobacco	15	70,556
Kao	2,400	65,582
Kerry Group Class A	1,220	44,660
Koninklijke Ahold	4,480	60,328
L'Oreal	385	40,210
Nestle	3,650	209,848
Reckitt Benckiser Group	1,350	66,681
SABMiller	1,300	45,766
Seven & I Holdings	1,500	41,807
Tesco	82,436	516,593
Unilever	2,740	92,055
Unilever CVA	2,500	85,967
Wesfarmers	1,230	37,110
Woolworths	3,300	84,714
		3,194,633
Energy – 1.05%
Aker Solutions	3,050	32,100
AMEC	2,990	42,146
BG Group	6,280	134,269
†EDP Renovaveis	6,300	38,550
Fugro CVA	730	42,415
Inpex	6	37,812
†Nabors Industries	2,970	51,500
Neste Oil	3,760	37,981
Noble	2,270	68,599
Santos	4,010	50,199
Total	7,314	373,898
Woodside Petroleum	1,840	57,623
		967,092
Financials – 1.91%
AIA Group	21,800	68,067
Alterra Capital Holdings	1,585	37,454
Assicurazioni Generali	4,550	68,485
AXA	10,345	134,487
City Developments	6,000	41,167
Daito Trust Construction	600	51,455
Erste Group Bank	2,450	43,075
Hong Kong Exchanges & Clearing	3,900	62,317
†Lloyds Banking Group	141,000	56,734
London Stock Exchange Group	2,780	34,328
Man Group	17,000	33,191
Mitsubishi UFJ Financial Group	74,814	317,882
Nordea Bank	33,142	256,437
Seven Bank	23,000	45,127
Sony Financial Holdings	2,700	39,784
Standard Chartered	17,889	391,506
†UBS	6,920	82,370
		1,763,866
Healthcare – 3.24%
†Alkermes	3,240	56,246
Cie Generale d'Optique Essilor International	480	33,887
Coloplast Class B	280	40,268
Dainippon Sumitomo Pharma	3,600	41,024
Fresenius	480	44,405
Getinge Class B	1,830	46,375
GlaxoSmithKline	6,650	151,993
†ICON ADR	1,665	28,488
Meda Class A	31,648	329,262
Miraca Holdings	1,000	39,826
Novartis	7,035	402,214
Novo Nordisk ADR	3,275	377,477
Novo Nordisk Class B	730	83,886
Roche Holding	1,300	220,346
Sanofi	6,260	459,771
Santen Pharmaceutical	1,100	45,309
Shire	2,160	75,253
Teva Pharmaceutical Industries ADR	12,800	516,608
		2,992,638

Industrials – 3.91%
ABB	4,260	80,188
Aggreko	1,440	45,118
Alfa Laval	2,120	40,169
Alstom	5,760	174,661
Asahi Glass	17,000	142,698
Box Ships	2,175	18,205
Central Japan Railway	6	50,676
Cie de Saint-Gobain	4,510	173,150
Copa Holdings Class A	3,300	193,611
Deutsche Post	20,779	319,479
DSV	2,600	46,627
East Japan Railway	5,903	375,840
Elbit Systems	1,010	41,475
European Aeronautic Defence & Space	1,900	59,384
FANUC	300	45,920
Ferrovial	4,120	49,722
Fraport	800	39,344
G4S	12,000	50,661
Hochtief	780	45,119
Hoya	2,700	58,168
IHI	19,000	46,167
ITOCHU	33,473	340,122
Keppel	5,935	42,551
Koninklijke Philips Electronics	3,819	80,465
Kurita Water Industries	1,500	38,981
Mitsubishi Electric	8,000	76,715
Mitsubishi Heavy Industries	13,000	55,405
Rolls-Royce Holdings	6,850	79,426
=†Rolls-Royce Holdings Class C	662,400	1,029
Sandvik	3,780	46,385
Schneider Electric	850	44,751
Secom	1,100	50,741
Siemens	880	84,210
Societe BIC	470	41,667
Swire Pacific Class A	3,500	42,248
Teleperformance	14,581	324,105
Vallourec	1,039	67,449
Wendel	595	39,658
Yamato Holdings	3,200	53,929
		3,606,219
Information Technology – 1.42%
Accenture Class A	1,740	92,620
Amadeus IT Holding	2,500	40,557
ASM Pacific Technology	3,650	40,957
ASML Holding	1,720	72,290
Avago Technologies	1,650	47,619
Canon	2,500	110,772
†CGI Group Class A	35,117	661,837
Computershare	5,300	43,419
Infineon Technologies	5,920	44,560
†InterXion Holding	1,210	16,275
SAP	1,950	103,093
Trend Micro	1,400	41,858
		1,315,857
Materials – 3.30%
Agrium	1,140	76,505
Air Liquide	420	51,959
Anglo American	2,090	77,229
Anglo American ADR	1,500	27,729
†AuRico Gold	30,603	246,026
BASF	1,400	97,642
BHP Billiton	4,200	122,482
BHP Billiton Limited	6,000	211,218
Incitec Pivot	13,600	43,258
Israel Chemicals	4,500	46,641
Johnson Matthey	1,440	41,065
Kansai Paint	5,000	44,634
Kazakhmys	2,900	41,756
Lafarge	2,789	98,035
Lanxess	530	27,437
Newcrest Mining	2,315	70,083
Nitto Denko	1,200	42,942
Rexam	74,499	408,244
Rio Tinto	5,622	272,887
Rio Tinto Limited	590	36,386
Sika Bearer Shares	18	33,921
SSAB Class A	3,530	31,109
Syngenta	222	64,999
Syngenta ADR	5,700	335,958
ThyssenKrupp	2,300	52,761
Wacker Chemie	390	31,369

Yamana Gold	24,350	359,006
Yara International	1,250	50,158
		3,043,439
Telecommunication Services – 1.18%
China Mobile ADR	3,500	169,715
Softbank	1,800	53,022
Tele2 Class B	2,340	45,528
Vivendi	19,405	424,928
Vodafone Group	104,017	289,039
Vodafone Group ADR	3,740	104,832
		1,087,064
Utilities – 0.78%
Centrica	10,650	47,856
Enagas	1,950	36,064
National Grid	51,904	503,874
Shikoku Electric Power	1,500	42,996
SSE	2,850	57,150
Suez Environnement	2,650	30,527
		718,467
Total Developed Markets (cost $21,408,119)		21,564,702

XEmerging Markets – 9.68%
Consumer Discretionary – 0.76%
B2W Cia Global Do Varejo	4,149	20,041
†Ctrip.com International ADR	7,200	168,480
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,941	39,354
†Focus Media Holding ADR	1,500	29,235
Grupo Televisa ADR	7,200	151,632
†Hyundai Home Shopping Network	1,302	149,378
†LG Electronics	974	62,511
†Magazine Luiza	1,500	7,680
Mahindra & Mahindra	3,061	39,366
@Turkiye Sise ve Cam Fabrikalari	22,720	34,351
		702,028
Consumer Staples – 1.01%
Brazil Foods ADR	4,100	80,155
China Mengniu Dairy	16,000	37,411
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	43,716
@Cresud ADR	3,980	45,332
Fomento Economico Mexicano ADR	775	54,025
Hypermarcas	5,300	24,179
KT&G	2,749	193,029
†@Lotte Chilsung Beverage	125	157,969
†@Lotte Confectionery	68	100,130
Tingyi Cayman Islands Holding	26,245	79,749
Tsingtao Brewery	7,202	39,874
@United Spirits	4,296	39,860
Wal-Mart de Mexico Series V	14,687	40,310
		935,739
Energy – 2.02%
Banpu NVDR	7,380	127,717
China Coal Energy	47,000	50,712
China Petroleum & Chemical ADR	125	13,131
CNOOC	160,000	279,762
CNOOC ADR	300	52,404
Gazprom ADR	11,200	119,627
LUKOIL ADR	1,100	58,520
Oil India	2,096	46,996
PetroChina ADR	525	65,263
Petroleo Brasileiro SA ADR	13,575	337,339
Petroleo Brasileiro SP ADR	12,000	281,880
Polski Koncern Naftowy Orlen	2,653	26,062
PTT	7,046	71,018
PTT Exploration & Production	3,917	20,299
#Reliance Industries GDR 144A	3,886	103,368
Rosneft Oil GDR	12,100	79,860
Sasol ADR	1,600	75,840
Tambang Batubara Bukit Asam	28,500	54,533
		1,864,331
Financials – 1.70%
ABSA Group	2,022	35,317
Banco Bradesco ADR	2,729	45,516
Banco Santander Brasil ADR	10,100	82,214
Bangkok Bank	12,366	60,164
Bank of China	126,500	46,583
Cathay Financial Holding	30,651	33,095
China Construction Bank	97,933	68,344
Credicorp	400	43,788
†#=@Etalon Group 144A GDR	6,500	30,550
Fubon Financial Holding	51,339	54,331
†Grupo Financiero Banorte	12,800	38,754
@Hong Leong Bank	7,320	25,170
ICICI Bank ADR	1,300	34,359

Industrial & Commercial Bank of China	113,600	67,429
@IRSA Inversiones y Representaciones ADR	1,800	18,666
Itau Unibanco Holding ADR	1,900	35,264
@KB Financial Group ADR	3,993	125,141
@KLCC Property Holdings	59,400	59,025
Malayan Banking	24,387	66,006
OTP Bank	3,136	41,439
Samsung Life Insurance	1,470	102,586
@Sberbank	56,016	126,036
Standard Bank Group	9,395	114,927
State Bank of India	382	11,666
Torunlar Gayrimenkul Yatirim Ortakligi	9,023	19,003
Turkiye Is Bankasi Class C	13,763	24,167
†@UEM Land Holdings	118,814	90,703
VTB Bank GDR	18,500	66,785
		1,567,028
Industrials – 0.37%
All America Latina Logistica	6,497	32,429
†Empresas ADR	6,600	31,548
Gol Linhas Aereas Inteligentes ADR	7,700	51,051
@KCC	460	113,289
Santos Brasil Participacoes	3,900	51,639
†@Tianjin Development Holdings	26,000	13,424
United Tractors	18,452	53,621
		347,001
Information Technology – 1.30%
†Alibaba.com	18,000	18,610
†Foxconn International Holdings	62,000	39,994
Hon Hai Precision Industry	65,352	178,890
HTC	3,255	53,417
LG Display ADR	2,400	25,272
MediaTek	5,002	45,833
MStar Semiconductor	3,302	17,227
Samsung Electronics	297	271,060
†@Shanda Interactive Entertainment ADR	2,200	88,022
†Sina	1,200	62,400
†Sohu.com	3,400	170,000
Taiwan Semiconductor Manufacturing	43,074	107,809
Taiwan Semiconductor Manufacturing ADR	4,500	58,095
United Microelectronics	160,000	67,096
		1,203,725
Materials – 1.09%
Anglo American Platinum	800	52,722
ArcelorMittal South Africa	7,102	60,334
Braskem ADR	2,900	40,890
†Cemex ADR	18,108	97,602
Cia de Minas Buenaventura ADR	2,100	80,514
Fibria Celulose ADR	10,197	79,231
@Gerdau	7,000	46,023
Gerdau ADR	5,100	39,831
Impala Platinum Holdings	1,658	34,371
†Jastrzebska Spolka Weglowa	1,300	31,682
MMC Norilsk Nickel ADR	3,014	46,144
Petronas Chemicals Group	27,100	53,003
POSCO ADR	550	45,155
Siam Cement NVDR	3,900	38,691
Steel Authority of India	20,782	31,948
Ultratech Cement	2,050	45,107
Vale ADR	8,350	179,108
		1,002,356
Telecommunication Services – 1.30%
America Movil ADR	1,700	38,420
China Telecom	68,000	38,699
China Unicom Hong Kong ADR	8,017	169,399
Chunghwa Telecom ADR	2,800	93,184
KT ADR	7,100	111,044
†LG Uplus	9,004	57,476
Mobile Telesystems ADR	15,400	226,072
MTN Group	2,386	42,482
SK Telecom ADR	9,500	129,295
Telefonica Brasil ADR	2,480	67,778
Turkcell Iletisim Hizmet ADR	7,650	89,964
Vodacom Group	12,432	137,062
		1,200,875
Utilities – 0.13%
Centrais Eletricas Brasileiras ADR	4,500	43,695
@†Enel OGK-5 GDR	100	283
@Huaneng Power International ADR	1,650	34,683
Light	2,500	38,643
		117,304
Total Emerging Markets (cost $9,907,773)		8,940,387
Total Common Stock (cost $63,412,300)		69,527,888

Convertible Preferred Stock – 0.06%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		200	10,856
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		112	6,097
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		11	8,624
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		8	7,860
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		13	11,411
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		53	6,583
Total Convertible Preferred Stock (cost $60,809)			51,431

Exchange-Traded Funds – 0.03%
iShares MSCI EAFE Growth Index		370	19,244
iShares MSCI Japan Index Fund		1,000	9,110
Total Exchange-Traded Funds (cost $28,135)			28,354

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.36%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	39,902	42,273
Series 2003-32 PH 5.50% 3/25/32		28,829	30,065
Series 2010-29 PA 4.50% 10/25/38		73,642	77,871
Series 2010-41 PN 4.50% 4/25/40		20,000	21,770
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		75,000	81,900
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	55,993
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		20,000	21,116
Total Agency Collateralized Mortgage Obligations (cost $316,275)			330,988

Agency Mortgage-Backed Securities – 2.35%
Fannie Mae S.F. 15 yr
4.00% 7/1/25		32,633	34,427
4.00% 11/1/25		48,864	51,993
5.50% 7/1/22		19,535	21,222
Fannie Mae S.F. 15 yr TBA 3.50% 1/1/27		210,000	219,581
Fannie Mae S.F. 20 yr 5.50% 8/1/28		19,465	21,193
Fannie Mae S.F. 30 yr
3.50% 2/1/41		106,395	109,518
5.00% 12/1/36		122,360	132,287
6.50% 2/1/36		9,138	10,305
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/42		255,000	262,252
4.00% 2/1/42		215,000	225,280
5.50% 1/1/42		190,000	206,892
6.00% 1/1/42		760,000	836,831
6.00% 2/1/42		35,000	38,456
Total Agency Mortgage-Backed Securities (cost $2,130,870)			2,170,237

Commercial Mortgage-Backed Securities – 0.95%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		25,000	26,496
BAML Commercial Mortgage Securities
•Series 2004-3 A5 5.731% 6/10/39		89,726	96,608
•Series 2005-1 A5 5.333% 11/10/42		10,000	10,899
Series 2006-4 A4 5.634% 7/10/46		110,000	121,720
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41		40,000	43,041
Series 2006-PW12 A4 5.902% 9/11/38		40,000	44,618
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		15,000	16,446
#Series 2010-C1 A1 144A 3.156% 7/10/46		19,538	20,043
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		100,000	105,364
•Series 2004-GG2 A6 5.396% 8/10/38		45,000	48,185
Series 2005-GG4 A4 4.761% 7/10/39		15,000	15,720
Series 2005-GG4 A4A 4.751% 7/10/39		20,000	21,350
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.373% 12/15/44		15,000	16,593
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		25,000	26,131
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		160,000	172,066
Series 2007-T27 A4 5.792% 6/11/42		55,000	62,653
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		30,000	31,944
Total Commercial Mortgage-Backed Securities (cost $806,802)			879,877

Convertible Bonds – 0.48%
Aerospace & Defense – 0.02%
AAR 1.75% exercise price $29.27, expiration date 1/1/26		12,000	12,000
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35		8,000	7,700
			19,700
Automobiles & Automotive Parts – 0.01%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		20,000	13,000
			13,000
Banking, Finance & Insurance – 0.03%
#Ares Capital 144A 5.75% exercise price $19.12, expiration date 2/1/16		13,000	12,578
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16		7,000	6,160
Jefferies Group 3.875% exercise price $38.13, expiration date 11/1/29		13,000	10,790
			29,528

Capital Goods – 0.01%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	6,000	5,685
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	6,000	5,708
		11,393
Computers & Technology – 0.04%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	9,000	12,713
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	10,000	9,950
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	11,000	13,007
		35,670
Electronics & Electrical Equipment – 0.07%
Advanced Micro Devices 5.75% exercise price $20.13, expiration date 8/15/12	4,000	4,060
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	14,000	13,738
Intel 2.95% exercise price $30.36, expiration date 12/15/35	10,000	10,463
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	28,000	28,734
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	11,000	11,000
		67,995
Energy – 0.03%
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	11,000	9,130
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	6,000	4,695
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	2,000	2,050
Transocean 1.50% exercise price $164.09 expiration date 12/15/37	8,000	7,900
		23,775
Healthcare & Pharmaceuticals – 0.08%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	11,000	10,478
Amgen 0.375% exercise price $78.45, expiration date 2/1/13	15,000	15,130
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	5,000	3,531
ϕHologic 2.00% exercise price $38.59, expiration date 12/15/37	22,000	21,092
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	5,000	8,756
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	3,000	2,948
2.75% exercise price $42.13, expiration date 6/30/17	9,000	6,604
		68,539
Leisure, Lodging & Entertainment – 0.04%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	9,000	10,058
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	25,000	22,218
		32,276
Packaging & Containers – 0.02%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	20,000	18,700
		18,700
Real Estate – 0.04%
Health Care REIT 3.00% exercise price $51.13, expiration date 11/30/29	15,000	17,231
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	10,000	11,950
National Retail Properties 5.125% exercise price $25.38, expiration date 6/15/28	7,000	7,998
		37,179
Retail – 0.02%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	16,000	15,720
		15,720
Telecommunications – 0.07%
#Alaska Communications System Group 144A 6.25 exercise price $10.28, expiration date 4/27/18	13,000	8,336
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	15,000	13,238
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	8,000	5,160
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	18,000	15,750
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	6,000	9,150
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	13,000	15,600
		67,234
Total Convertible Bonds (cost $442,429)		440,709

Corporate Bonds – 10.22%
Banking – 1.11%
Abbey National Treasury Services 4.00% 4/27/16	25,000	22,450
BB&T 5.25% 11/1/19	90,000	98,387
•BB&T Capital Trust IV 6.82% 6/12/57	10,000	10,100
Capital One Capital V 10.25% 8/15/39	18,000	18,788
City National 5.25% 9/15/20	30,000	29,836
Fifth Third Bancorp 3.625% 1/25/16	35,000	35,544
•Fifth Third Capital Trust IV 6.50% 4/15/37	45,000	44,325
#HBOS Capital Funding 144A 6.071% 6/30/49	20,000	12,600
•HSBC Holdings 4.875% 1/14/22	115,000	121,785
JPMorgan Chase 5.40% 1/6/42	15,000	15,713
JPMorgan Chase Capital XXV 6.80% 10/1/37	50,000	50,688
KeyCorp 5.10% 3/24/21	80,000	83,229
PNC Funding
5.125% 2/8/20	135,000	152,803
5.25% 11/15/15	20,000	21,772
5.625% 2/1/17	52,000	56,684
SunTrust Banks 3.50% 1/20/17	25,000	25,158
SVB Financial Group 5.375% 9/15/20	50,000	51,313
US Bancorp 4.125% 5/24/21	25,000	27,831
•USB Capital IX 3.50% 10/29/49	65,000	45,405
Wachovia
•0.773% 10/15/16	20,000	17,816
5.25% 8/1/14	10,000	10,554
5.625% 10/15/16	45,000	49,043

Zions Bancorporation 7.75% 9/23/14	20,000	21,219
		1,023,043
Basic Industry – 1.19%
AK Steel 7.625% 5/15/20	20,000	18,900
Alcoa
5.40% 4/15/21	40,000	40,147
6.75% 7/15/18	40,000	44,215
#Algoma Acquisition 144A 9.875% 6/15/15	15,000	12,975
ArcelorMittal 9.85% 6/1/19	45,000	50,117
Barrick North America Finance 4.40% 5/30/21	55,000	59,680
Century Aluminum 8.00% 5/15/14	22,000	22,055
CF Industries 7.125% 5/1/20	32,000	37,920
Compass Minerals International 8.00% 6/1/19	15,000	16,238
Dow Chemical
4.125% 11/15/21	30,000	30,833
8.55% 5/15/19	98,000	128,400
Ecolab
3.00% 12/8/16	55,000	56,958
5.50% 12/8/41	10,000	11,124
Georgia-Pacific
8.00% 1/15/24	70,000	89,932
#144A 5.40% 11/1/20	5,000	5,548
Headwaters 7.625% 4/1/19	25,000	22,250
Hexion U.S. Finance 8.875% 2/1/18	18,000	16,965
International Paper
4.75% 2/15/22	20,000	21,301
9.375% 5/15/19	25,000	32,532
#MacDermid 144A 9.50% 4/15/17	7,000	7,000
Mohawk Industries 6.875% 1/15/16	9,000	9,720
Momentive Performance Materials 11.50% 12/1/16	25,000	18,750
#Murray Energy 144A 10.25% 10/15/15	17,000	16,958
#Nalco 144A 6.625% 1/15/19	10,000	11,575
#Newcrest Finance 144A 4.45% 11/15/21	15,000	14,825
Norcraft 10.50% 12/15/15	25,000	23,438
#Nortek 144A 8.50% 4/15/21	25,000	21,250
Novelis 8.75% 12/15/20	20,000	21,550
Ply Gem Industries 13.125% 7/15/14	25,000	22,250
Rio Tinto Finance 3.75% 9/20/21	40,000	42,000
Ryerson
•7.804% 11/1/14	3,000	2,775
12.00% 11/1/15	19,000	19,285
Smurfit Kappa Funding 7.75% 4/1/15	15,000	15,075
Steel Dynamics 7.75% 4/15/16	5,000	5,238
Teck Resources
4.75% 1/15/22	45,000	48,467
9.75% 5/15/14	13,000	15,285
#Xstrata Finance Canada 144A 4.95% 11/15/21	65,000	66,534
		1,100,065
Brokerage – 0.07%
Jefferies Group
6.25% 1/15/36	5,000	4,138
6.45% 6/8/27	10,000	8,425
Lazard Group 6.85% 6/15/17	45,000	47,258
		59,821
Capital Goods – 0.12%
Anixter 10.00% 3/15/14	3,000	3,285
Berry Plastics 9.75% 1/15/21	20,000	20,050
Kratos Defense & Security Solutions 10.00% 6/1/17	10,000	10,300
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,100
Pregis 12.375% 10/15/13	19,000	18,240
RBS Global 11.75% 8/1/16	14,000	14,770
Stanley Black & Decker 3.40% 12/1/21	20,000	20,450
Trimas 9.75% 12/15/17	10,000	10,900
		109,095
Consumer Cyclical – 0.58%
American Axle & Manufacturing 7.875% 3/1/17	29,000	28,855
CKE Restaurants 11.375% 7/15/18	16,000	17,520
CVS Caremark 5.75% 5/15/41	40,000	47,813
Dave & Buster's 11.00% 6/1/18	5,000	5,100
#Delphi 144A 6.125% 5/15/21	20,000	20,700
Ford Motor 7.45% 7/16/31	44,000	53,020
Goodyear Tire & Rubber 8.25% 8/15/20	15,000	16,425
Hanesbrands 6.375% 12/15/20	35,000	35,700
Historic TW 6.875% 6/15/18	60,000	71,602
Host Hotels & Resorts
6.00% 11/1/20	15,000	15,413
#144A 5.875% 6/15/19	10,000	10,225
#144A 6.00% 10/1/21	12,000	12,330
Ingles Markets 8.875% 5/15/17	12,000	13,050
Johnson Controls 3.75% 12/1/21	25,000	25,865
Macy's Retail Holdings 5.90% 12/1/16	23,000	25,730
Meritor 8.125% 9/15/15	28,000	25,200

New Albertsons 7.25% 5/1/13	7,000	7,315
OSI Restaurant Partners 10.00% 6/15/15	12,000	12,465
#Sealy Mattress 144A 10.875% 4/15/16	8,000	8,780
Tomkins 9.00% 10/1/18	18,000	20,048
Tops Holding 10.125% 10/15/15	7,000	7,350
Wyndham Worldwide
5.625% 3/1/21	20,000	20,688
5.75% 2/1/18	20,000	21,200
Yankee Candle 9.75% 2/15/17	17,000	16,660
		539,054
Consumer Non-Cyclical – 1.08%
Accellent 8.375% 2/1/17	10,000	9,850
Amgen 3.45% 10/1/20	20,000	19,573
#AMGH Merger Sub 144A 9.25% 11/1/18	15,000	15,525
#Aristotle Holding 144A
3.50% 11/15/16	10,000	10,196
4.75% 11/15/21	25,000	25,920
6.125% 11/15/41	10,000	10,850
Becton, Dickinson 3.125% 11/8/21	25,000	25,917
Biomet
11.625% 10/15/17	10,000	10,900
PIK 10.375% 10/15/17	10,000	10,875
Bio-Rad Laboratories
4.875% 12/15/20	5,000	5,213
8.00% 9/15/16	9,000	9,900
Boston Scientific 6.00% 1/15/20	25,000	27,954
CareFusion 6.375% 8/1/19	55,000	65,046
Celgene 3.95% 10/15/20	60,000	60,539
Coca-Cola Enterprises 3.50% 9/15/20	75,000	78,622
Community Health Systems 8.875% 7/15/15	4,000	4,140
Del Monte 7.625% 2/15/19	20,000	19,300
DENTSPLY International 4.125% 8/15/21	25,000	25,839
#Dole Food 144A 8.00% 10/1/16	9,000	9,428
Dr. Pepper Snapple Group
2.60% 1/15/19	10,000	9,959
3.20% 11/15/21	5,000	5,084
Express Scripts 3.125% 5/15/16	5,000	5,033
General Mills 3.15% 12/15/21	25,000	25,381
Hospira 6.40% 5/15/15	35,000	37,889
Jarden 6.125% 11/15/22	15,000	15,413
Medco Health Solutions 7.125% 3/15/18	35,000	40,848
#Multiplan 144A 9.875% 9/1/18	20,000	20,900
NBTY 9.00% 10/1/18	25,000	27,625
PerkinElmer 5.00% 11/15/21	20,000	20,276
Quest Diagnostics 4.70% 4/1/21	40,000	42,723
Radnet Management 10.375% 4/1/18	10,000	8,850
Safeway 4.75% 12/1/21	30,000	30,791
Sara Lee 4.10% 9/15/20	18,000	18,199
#Scotts Miracle-Gro 144A 6.625% 12/15/20	10,000	10,200
Smucker (J.M.) 3.50% 10/15/21	45,000	46,132
Teva Pharmaceutical Finance IV 3.65% 11/10/21	55,000	56,058
Tyson Foods 10.50% 3/1/14	14,000	16,240
#Viskase 144A 9.875% 1/15/18	21,000	21,368
#Woolworths 144A
3.15% 4/12/16	15,000	15,508
4.55% 4/12/21	50,000	53,722
Zimmer Holdings 4.625% 11/30/19	25,000	27,291
		1,001,077
Energy – 1.73%
Antero Resources Finance 9.375% 12/1/17	7,000	7,595
Berry Petroleum 10.25% 6/1/14	8,000	9,090
Chesapeake Energy
6.125% 2/15/21	5,000	5,163
6.50% 8/15/17	11,000	11,770
Comstock Resources 7.75% 4/1/19	5,000	4,775
Copano Energy 7.75% 6/1/18	12,000	12,540
Ecopetrol 7.625% 7/23/19	41,000	49,815
El Paso Pipeline Partners Operating 6.50% 4/1/20	20,000	22,143
•Enbridge Energy Partners 8.05% 10/1/37	50,000	52,891
Encana 3.90% 11/15/21	60,000	60,398
Energy Transfer Partners 9.70% 3/15/19	45,000	55,206
#ENI 144A 4.15% 10/1/20	100,000	99,284
Ensco 4.70% 3/15/21	15,000	15,650
Enterprise Products Operating
•7.034% 1/15/68	55,000	57,270
9.75% 1/31/14	65,000	75,119
EQT 4.875% 11/15/21	25,000	25,285
Forest Oil 7.25% 6/15/19	15,000	15,375
#Helix Energy Solutions Group 144A 9.50% 1/15/16	25,000	26,125
#Hercules Offshore 144A 10.50% 10/15/17	19,000	18,573
#Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,525
HollyFrontier 9.875% 6/15/17	12,000	13,320
Inergy 6.875% 8/1/21	10,000	10,100

Kinder Morgan Energy Partners
4.15% 3/1/22	50,000	50,962
9.00% 2/1/19	40,000	50,530
Linn Energy
8.625% 4/15/20	10,000	10,900
#144A 6.50% 5/15/19	5,000	4,988
#NFR Energy 144A 9.75% 2/15/17	15,000	13,575
NiSource Finance
4.45% 12/1/21	20,000	20,476
5.80% 2/1/42	25,000	26,245
Noble Energy
4.15% 12/15/21	25,000	25,914
8.25% 3/1/19	25,000	32,556
Pemex Project Funding Master Trust 6.625% 6/15/35	20,000	22,875
Petrobras International Finance
3.875% 1/27/16	15,000	15,528
5.375% 1/27/21	35,000	36,946
5.75% 1/20/20	25,000	26,878
5.875% 3/1/18	5,000	5,497
PetroHawk Energy 7.25% 8/15/18	25,000	28,250
Petroleum Development 12.00% 2/15/18	12,000	13,080
Plains All American Pipeline 8.75% 5/1/19	40,000	51,172
Pride International 6.875% 8/15/20	65,000	76,334
Quicksilver Resources 9.125% 8/15/19	10,000	10,650
SandRidge Energy
7.50% 3/15/21	5,000	4,988
#144A 9.875% 5/15/16	19,000	20,425
Sempra Energy 6.15% 6/15/18	25,000	29,508
Statoil 3.15% 1/23/22	45,000	46,380
•TransCanada PipeLines 6.35% 5/15/67	75,000	75,336
Transocean
5.05% 12/15/16	5,000	5,111
6.375% 12/15/21	45,000	47,918
Weatherford International
5.125% 9/15/20	35,000	36,435
9.625% 3/1/19	30,000	38,852
Williams
7.75% 6/15/31	10,000	12,474
8.75% 3/15/32	7,000	9,196
Williams Partners 7.25% 2/1/17	30,000	35,629
#Woodside Finance 144A
8.125% 3/1/14	45,000	50,348
8.75% 3/1/19	5,000	6,306
		1,600,274
Financials – 0.57%
E Trade Financial PIK 12.50% 11/30/17	26,000	29,510
General Electric Capital
4.65% 10/17/21	85,000	88,886
6.00% 8/7/19	99,000	113,891
International Lease Finance
6.25% 5/15/19	21,000	19,427
8.25% 12/15/20	10,000	10,125
8.75% 3/15/17	35,000	36,138
#IPIC GMTN 144A 5.50% 3/1/22	200,000	200,999
#Nuveen Investments 144A 10.50% 11/15/15	25,000	24,688
		523,664
Insurance – 0.34%
•Chubb 6.375% 3/29/67	35,000	34,738
Coventry Health Care 5.45% 6/15/21	50,000	55,664
#Highmark 144A
4.75% 5/15/21	30,000	30,802
6.125% 5/15/41	5,000	5,422
•ING Groep 5.775% 12/29/49	25,000	20,000
•#Liberty Mutual Group 144A 7.00% 3/15/37	10,000	8,500
MetLife
6.40% 12/15/36	35,000	33,294
6.817% 8/15/18	55,000	65,513
Prudential Financial
3.875% 1/14/15	10,000	10,365
4.50% 11/15/20	10,000	10,074
4.50% 11/16/21	10,000	10,120
6.00% 12/1/17	10,000	11,136
•XL Group 6.50% 12/29/49	25,000	19,813
		315,441
Media – 0.28%
Affinion Group 7.875% 12/15/18	20,000	17,000
CCO Holdings 7.00% 1/15/19	5,000	5,238
Clear Channel Communications 9.00% 3/1/21	10,000	8,475
DISH DBS 7.875% 9/1/19	12,000	13,620
Lamar Media 6.625% 8/15/15	17,000	17,413
Nielsen Finance
11.50% 5/1/16	3,000	3,450
11.625% 2/1/14	2,000	2,308

#Sinclair Television Group 144A 9.25% 11/1/17	12,000	13,140
#Sirius XM Radio 144A 8.75% 4/1/15	20,000	22,000
Time Warner Cable 5.50% 9/1/41	10,000	10,577
Viacom 3.875% 12/15/21	85,000	86,951
Videotron 6.375% 12/15/15	3,000	3,068
#WPP Finance 2010 144A 4.75% 11/21/21	35,000	34,813
#XM Satellite Radio 144A 13.00% 8/1/13	17,000	19,380
		257,433
Real Estate – 0.39%
American Tower 5.90% 11/1/21	40,000	42,133
Brandywine Operating Partnership 4.95% 4/15/18	30,000	29,571
Developers Diversified Realty
4.75% 4/15/18	20,000	19,162
7.50% 4/1/17	5,000	5,404
7.875% 9/1/20	30,000	33,520
9.625% 3/15/16	15,000	17,464
Digital Realty Trust 5.25% 3/15/21	20,000	20,074
ERP Operating 4.625% 12/15/21	15,000	15,326
Health Care REIT 5.25% 1/15/22	40,000	39,263
Regency Centers 4.80% 4/15/21	30,000	30,565
Simon Property Group 4.125% 12/1/21	25,000	26,195
Ventas Realty 6.50% 6/1/16	8,000	8,256
Vornado Realty 5.00% 1/15/22	30,000	30,308
#WEA Finance 144A 4.625% 5/10/21	40,000	39,332
		356,573
Services – 0.33%
Ameristar Casinos 7.50% 4/15/21	20,000	20,700
Beazer Homes USA 9.125% 5/15/19	10,000	6,875
Casella Waste Systems 11.00% 7/15/14	4,000	4,360
#Equinox Holdings 144A 9.50% 2/1/16	3,000	3,098
Geo Group 6.625% 2/15/21	10,000	10,100
Host Hotels & Resorts 6.375% 3/15/15	10,000	10,225
Iron Mountain 7.75% 10/1/19	5,000	5,306
M/I Homes 8.625% 11/15/18	15,000	13,350
Marina District Finance 9.875% 8/15/18	5,000	4,588
MGM Resorts International 11.375% 3/1/18	52,000	57,459
Mobile Mini 6.875% 5/1/15	5,000	5,056
PHH 9.25% 3/1/16	40,000	38,200
Pinnacle Entertainment 8.75% 5/15/20	28,000	27,580
Royal Caribbean Cruises 7.00% 6/15/13	7,000	7,385
RSC Equipment Rental 10.25% 11/15/19	14,000	15,330
Ryland Group 8.40% 5/15/17	12,000	12,555
Standard Pacific 10.75% 9/15/16	15,000	15,825
#United Air Lines 144A 12.00% 11/1/13	18,000	18,855
Western Union 3.65% 8/22/18	20,000	20,536
Wynn Las Vegas 7.75% 8/15/20	5,000	5,575
		302,958
Technology – 0.47%
Amkor Technology 7.375% 5/1/18	10,000	10,275
Avaya
9.75% 11/1/15	15,000	13,575
#144A 7.00% 4/1/19	20,000	19,500
PIK 10.125% 11/1/15	5,000	4,525
Broadcom 2.70% 11/1/18	25,000	25,315
CDW 12.535% 10/12/17	10,000	10,100
First Data
9.875% 9/24/15	15,000	14,175
11.25% 3/31/16	20,000	16,700
GXS Worldwide 9.75% 6/15/15	35,000	32,550
Hewlett-Packard
4.30% 6/1/21	20,000	20,548
4.375% 9/15/21	40,000	41,363
4.65% 12/9/21	20,000	21,144
Jabil Circuit 7.75% 7/15/16	8,000	8,960
National Semiconductor 6.60% 6/15/17	55,000	67,633
#Seagate Technology International 144A 10.00% 5/1/14	25,000	28,406
Symantec 4.20% 9/15/20	25,000	25,184
#Telcordia Technologies 144A 11.00% 5/1/18	10,000	12,750
#Unisys 144A 12.75% 10/15/14	7,000	7,989
Xerox
4.50% 5/15/21	50,000	50,770
6.35% 5/15/18	5,000	5,640
		437,102
Telecommunications – 0.98%
America Movil SAB 5.00% 3/30/20	160,000	177,563
CenturyLink 6.45% 6/15/21	20,000	20,072
#Clearwire Communications 144A 12.00% 12/1/15	33,000	31,763
Cricket Communications 7.75% 10/15/20	30,000	26,325
#Crown Castle Towers 144A 4.883% 8/15/20	135,000	138,217
DIRECTV Holdings 5.00% 3/1/21	90,000	96,497
Frontier Communications 6.25% 1/15/13	2,000	2,050
Intelsat Bermuda
11.25% 2/4/17	20,000	19,400
PIK 11.50% 2/4/17	274	265

Intelsat Jackson Holdings
7.25% 10/15/20	15,000	15,263
11.25% 6/15/16	5,000	5,266
Level 3 Financing
9.25% 11/1/14	4,000	4,110
10.00% 2/1/18	12,000	12,780
MetroPCS Wireless 6.625% 11/15/20	10,000	9,350
NII Capital 10.00% 8/15/16	21,000	23,940
PAETEC Holding 8.875% 6/30/17	9,000	9,765
Qwest
6.75% 12/1/21	25,000	27,313
8.375% 5/1/16	45,000	51,767
Sprint Capital 8.75% 3/15/32	22,000	17,903
Sprint Nextel
6.00% 12/1/16	10,000	8,350
8.375% 8/15/17	10,000	9,013
Telefonica Emisiones 6.421% 6/20/16	75,000	78,562
Telesat Canada
11.00% 11/1/15	31,000	33,441
12.50% 11/1/17	12,000	13,470
Verizon Communications 3.50% 11/1/21	20,000	20,866
#Vivendi 144A 6.625% 4/4/18	37,000	42,106
West 7.875% 1/15/19	5,000	4,988
Windstream 8.125% 8/1/13	9,000	9,675
		910,080
Transportation – 0.19%
#Brambles USA 144A 3.95% 4/1/15	40,000	41,398
CSX 4.75% 5/30/42	40,000	41,441
#ERAC USA Finance 144A 5.25% 10/1/20	40,000	43,202
Ryder System 3.50% 6/1/17	45,000	45,591
		171,632
Utilities – 0.79%
AES 8.00% 6/1/20	9,000	9,945
Ameren Illinois 9.75% 11/15/18	50,000	65,876
#American Transmission Systems 144A 5.25% 1/15/22	50,000	56,453
Baltimore Gas & Electric 3.50% 11/15/21	20,000	20,422
#Calpine 144A 7.875% 7/31/20	15,000	16,238
Carolina Power & Light 3.00% 9/15/21	10,000	10,299
CenterPoint Energy 5.95% 2/1/17	30,000	33,966
CMS Energy
4.25% 9/30/15	65,000	66,021
6.25% 2/1/20	10,000	10,551
Commonwealth Edison 3.40% 9/1/21	30,000	31,132
GenOn Energy 9.875% 10/15/20	10,000	10,200
Ipalco Enterprises 5.00% 5/1/18	15,000	14,775
Jersey Central Power & Light 5.625% 5/1/16	10,000	11,311
LG&E & KU Energy
3.75% 11/15/20	25,000	25,285
#144A 4.375% 10/1/21	25,000	25,550
NRG Energy
7.375% 1/15/17	15,000	15,600
#144A 7.875% 5/15/21	15,000	14,700
Pennsylvania Electric 5.20% 4/1/20	25,000	28,022
•PPL Capital Funding 6.70% 3/30/67	5,000	4,883
PPL Electric Utilities 3.00% 9/15/21	20,000	20,255
Public Service Company of Oklahoma 5.15% 12/1/19	100,000	111,691
•Puget Energy 6.00% 9/1/21	10,000	10,366
Puget Sound Energy 6.974% 6/1/67	40,000	39,987
Southern California Edison 5.50% 8/15/18	15,000	18,002
Wisconsin Electric Power 2.95% 9/15/21	5,000	5,107
•Wisconsin Energy 6.25% 5/15/67	55,000	55,089
		731,726
Total Corporate Bonds (cost $9,168,328)		9,439,038

Non-Agency Asset-Backed Securities – 0.13%
•Bank of America Credit Card Trust Series 2007-A10 A10 0.348% 12/15/16	100,000	99,745
Residential Asset Securities Series 2006-KS3 AI3 2.59% 10/15/13	5,000	5,006
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	14,738	15,106
Total Non-Agency Asset-Backed Securities (cost $118,505)		119,857

Non-Agency Collateralized Mortgage Obligations– 0.08%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	1,735	1,757
Series 2005-6 7A1 5.50% 7/25/20	1,670	1,558
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.673% 8/25/37	66,814	46,376
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	1,937	1,929
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	10,427	10,127
•Series 2006-AR5 2A1 2.739% 4/25/36	19,832	14,208
Total Non-Agency Collateralized Mortgage Obligations (cost $55,450)		75,955

ΔRegional Bonds – 0.98%
Australia – 0.69%
New South Wales Treasury
2.75% 11/20/25	AUD	20,000	24,295
6.00% 4/1/19	AUD	227,000	257,272
Queensland Treasury
6.00% 9/14/17	AUD	54,000	59,798
6.25% 6/14/19	AUD	263,000	299,405
			640,770
Canada – 0.29%
Province of New Brunswick 2.75% 6/15/18	USD	35,000	36,641
Province of Ontario
3.00% 7/16/18		70,000	73,731
3.15% 6/2/22	CAD	91,000	91,194
Province of Quebec 4.25% 12/1/21	CAD	56,000	61,136
			262,702
Total Regional Bonds (cost $877,592)			903,472

«Senior Secured Loans – 0.89%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	20,000	19,923
AIG
Tranche 1 6.75% 3/17/15		35,000	35,175
Trache 2 7.00% 3/17/16		25,000	25,162
Allied Security Holdings Tranche 2L 8.50% 1/21/18		10,000	9,750
@API Technologies Tranche B 7.75% 6/1/16		9,946	9,498
ATI Holdings 7.00% 2/18/16		4,899	4,687
Attachmate 6.50% 11/21/16		39,500	38,754
BNY ConvergEx Group
8.75% 12/16/17		14,088	13,525
(EZE Castle Software) 8.75% 11/29/17		5,912	5,675
Brock Holdings III
10.00% 2/15/18		10,000	9,225
Tranche B 6.00% 2/15/17		9,925	9,657
Burlington Coat Factory Tranche B 6.25% 2/10/17		39,550	38,917
Cengage Learning Acquisitions 7.50% 7/7/14		44,086	41,192
Charter Communications Operating Tranche B 7.25% 3/6/14		844	844
Chrysler Group 6.00% 4/28/17		32,793	31,120
CityCenter Holdings 7.50% 1/10/15		11,250	11,220
Clear Channel Communications Tranche A 3.639% 7/30/14		48,921	42,560
Consolidated Container 5.75% 9/28/14		10,000	8,430
Delta Air Lines Tranche B 5.50% 3/29/17		9,950	9,448
First Data Tranche B2 2.995% 9/24/14		28,772	26,183
Frac Tech International Tranche B 6.25% 4/19/16		28,575	28,240
GenOn Energy Tranche B 6.00% 6/20/17		19,800	19,796
Grifols Tranche B 6.00% 6/4/16		39,800	39,793
Harrah’s Operating
Tranche B1 3.418% 1/28/15		20,000	17,438
Tranche B2 3.241% 1/28/15		25,000	21,797
Houghton International Tranche B 6.75% 1/11/16		9,882	9,862
Immucor Tranche B 7.25% 7/2/18		9,975	10,049
Level 3 Financing Tranche B2 5.75% 4/11/18		15,000	14,828
Lord & Taylor 5.75% 12/2/18		10,000	9,988
@Mediacom Broadband Tranche D 5.50% 3/31/17		9,899	9,837
MGM Resorts International Tranche E 7.00% 2/21/14		40,000	39,305
Multiplan 4.75% 8/26/17		14,443	13,781
Nuveen Investments
3.257% 5/13/17		36,165	34,854
2nd Lien 12.50% 7/9/15		25,000	25,963
PQ 6.74% 7/30/15		20,000	17,788
Remy International Tranche B 6.25% 12/16/16		19,800	19,569
Reynolds Group Holdings 6.50% 7/7/18		29,604	29,485
Sensus USA 2nd Lien 8.50% 4/13/18		25,000	24,625
Texas Competitive Electric Holdings 3.76% 10/10/14		10,000	7,011
Toys R US Tranche B 6.00% 9/1/16		9,900	9,791
Univision Communications 4.489% 3/29/17		14,454	12,911
Visant 5.25% 12/31/16		18,897	17,773
Total Senior Secured Loans (cost $832,609)			825,429

ΔSovereign Bonds – 2.02%
Brazil – 0.15%
Brazilian Government International
5.625% 1/7/41		100,000	116,500
8.875% 10/14/19		20,000	27,900
			144,400
Canada – 0.09%
Canadian Government
3.75% 6/1/19	CAD	37,000	41,568
4.00% 6/1/17	CAD	36,000	40,156
			81,724
Finland – 0.02%
Finland Government 3.50% 4/15/21	EUR	17,000	24,152
			24,152
Germany – 0.13%
Deutschland Republic
2.25% 9/4/20	EUR	70,000	95,027
3.50% 7/4/19	EUR	20,000	29,613
			124,640

Indonesia – 0.06%
Indonesia Government International 7.25% 4/20/15	USD	24,000	27,300
Indonesia Treasury Bonds 11.00% 11/15/20	IDR	179,000,000	26,390
			53,690
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	52,000	17,079
			17,079
Mexico – 0.16%
Mexican Bonos
6.50% 6/10/21	MXN	152,000	10,931
7.50% 6/3/27	MXN	1,530,200	113,622
8.50% 5/31/29	MXN	323,700	25,751
			150,304
New Zealand – 0.02%
New Zealand Government 6.00% 5/15/21	NZD	20,000	18,259
			18,259
Norway – 0.45%
Norwegian Government
3.75% 5/25/21	NOK	318,000	59,046
4.25% 5/19/17	NOK	166,000	30,989
4.50% 5/22/19	NOK	777,000	149,542
5.00% 5/15/15	NOK	936,000	173,979
			413,556
Panama – 0.08%
Republic of Panama
6.70% 1/26/36	USD	4,000	5,240
7.25% 3/15/15		35,000	40,513
8.875% 9/30/27		17,000	25,585
			71,338
Peru – 0.08%
Republic of Peru 7.125% 3/30/19		61,000	77,013
			77,013
Philippines – 0.15%
Republic of Philippines
9.50% 10/21/24		4,000	5,780
9.875% 1/15/19		95,000	132,288
			138,068
Poland – 0.12%
Poland Government 5.25% 10/25/17	PLN	132,000	37,865
Poland Government International 5.00% 3/23/22	USD	75,000	75,656
			113,521
Republic of Korea – 0.03%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	28,968,657	28,393
			28,393
Russia – 0.11%
Russian-Eurobond
7.50% 3/31/30	USD	70,406	81,935
#144A 7.50% 3/31/30		14,195	16,519
			98,454
South Africa – 0.13%
South Africa Government 8.00% 12/21/18	ZAR	925,000	116,825
			116,825
Sweden – 0.10%
Sweden Government
3.00% 7/12/16	SEK	420,000	66,255
5.00% 12/1/20	SEK	130,000	24,343
			90,598
Turkey – 0.04%
Turkey Government International
6.875% 3/17/36	USD	14,000	14,665
7.375% 2/5/25		20,000	22,725
			37,390
United Kingdom – 0.04%
United Kingdom Gilt 4.50% 3/7/19	GBP	19,000	35,580
			35,580
Uruguay – 0.04%
Republic of Uruguay 8.00% 11/18/22	USD	25,500	35,063
			35,063
Total Sovereign Bonds (cost $1,862,149)			1,870,047

Supranational Banks – 0.08%
Inter-American Development Bank 3.875% 10/28/41	SEK	10,000	10,684
International Bank for Reconstruction & Development
3.25% 12/15/17		100,000	15,611
3.375% 4/30/15	NOK	190,000	32,708
3.625% 6/22/20	NOK	90,000	15,613
Total Supranational Banks (cost $74,321)			74,616

U.S. Treasury Obligations – 3.18%
U.S. Treasury Bonds
3.75% 8/15/41	USD	15,000	17,644
∞4.375% 5/15/41		810,000	1,055,531

U.S. Treasury Notes
0.25% 11/30/13		420,000	420,115
0.875% 11/30/16		950,000	953,043
1.375% 9/30/18		15,000	15,083
2.00% 11/15/21		470,000	475,435
Total U.S. Treasury Obligations (cost $2,920,939)			2,936,851

		Number of
		Shares
Preferred Stock – 0.08%
Alabama Power 5.625%		825	20,782
•US Bancorp 3.50%		25	18,283
Volkswagen		210	31,458
Total Preferred Stock (cost $73,224)			70,523

Right – 0.00%
†LG Electronics		92	1,808
Total Right (cost $0)			1,808

		Principal
		Amount°
Short-Term Investments – 3.79%
≠Discount Notes – 0.67%
Fannie Mae 0.01% 3/7/12	USD	254,174	254,169
Federal Home Loan Bank 0.02% 3/21/12		366,147	366,139
			620,308

Repurchase Agreement – 2.84%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $2,624,006
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15; market value 2,676,480)		2,624,000	2,624,000
			2,624,000

≠U.S. Treasury Bill – 0.28%
U.S. Treasury Bill 0.001% 2/23/12		254,174	254,169
			254,169
Total Short-Term Investments (cost $3,498,473)			3,498,477

Total Value of Securities – 100.98%
(cost $86,679,210)			93,245,557

		Number of
		Contracts
Options Written – (0.00%)
Put Option – (0.00%)
U.S. Bond Future, strike price $138.00, expires 1/28/12 (JPMC)		(1)	(265)
Total Written Options (premium received $(1,700))			(265)

Receivables and Other Assets Net of Liabilities – (0.98%)			(905,635)

Net Assets Applicable to 9,981,683 Shares Outstanding – 100.00%			$92,339,657

†Non income producing security.
@Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $1,203,742, which represented 1.30% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate value of fair valued securities was $31,579, which represented 0.03% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $1,905,980, which represented 2.06% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown or the rate as of December 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2011.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2011: 1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(262,613)	USD	267,780	1/13/12	$(340)
BAML	CAD	(10,365)	USD	10,198	1/13/12	27
BAML	EUR	(235,791)	USD	317,124	1/13/12	11,937
BAML	IDR	(118,400,000)	USD	13,061	1/13/12	23
BAML	JPY	2,022,330	USD	(25,991)	1/13/12	292
BAML	MXN	(790,625)	USD	58,470	1/13/12	1,885
BAML	NOK	(497,106)	USD	86,323	1/13/12	3,251
BAML	PLN	(125,804)	USD	37,772	1/13/12	1,367
BAML	ZAR	(932,052)	USD	116,016	1/13/12	847
BCLY	EUR	(29,734)	USD	40,011	1/13/12	1,525
BCLY	JPY	2,668,921	USD	(34,259)	1/13/12	428
CGM	EUR	(79,078)	USD	106,332	1/13/12	3,979
CGM	JPY	2,843,862	USD	(36,514)	1/13/12	446
CGM	NOK	(340,212)	USD	59,104	1/13/12	2,251
CGM	NZD	15,101	USD	(11,769)	1/13/12	(27)
GSC	AUD	(108,390)	USD	110,892	1/13/12	229
GSC	GBP	64,436	USD	(100,887)	1/13/12	(815)
GSC	NOK	(110,720)	USD	19,226	1/13/12	724
HSBC	AUD	(162,006)	USD	166,012	1/13/12	609
HSBC	EUR	(27,761)	USD	37,435	1/13/12	1,503
HSBC	NOK	(198,214)	USD	34,510	1/13/12	1,387
JPMC	CAD	(54,359)	USD	53,612	1/13/12	270
JPMC	EUR	(36,271)	USD	48,890	1/13/12	1,943
JPMC	MXN	(726,619)	USD	53,842	1/13/12	1,838
JPMC	NOK	(566,745)	USD	98,621	1/13/12	3,912
MNB	AUD	4,579	USD	(4,700)	1/5/12	(20)
MNB	BRL	(2,656)	USD	1,410	1/3/12	(14)
MNB	CHF	(3,458)	USD	3,653	1/4/12	(29)
MNB	EUR	1,771	USD	(2,280)	1/3/12	12
MNB	GBP	(5,266)	USD	8,094	1/4/12	(86)
MNB	GBP	261	USD	(406)	1/5/12	(1)
MNB	JPY	(88,102)	USD	1,138	1/6/12	(7)
MNB	MYR	(732)	USD	230	1/3/12	0
MNB	SGD	1,441	USD	(1,113)	1/5/12	(2)
MSC	AUD	(41,085)	USD	42,090	1/13/12	144
MSC	EUR	(171,611)	USD	231,268	1/13/12	9,148
MSC	GBP	(19,600)	USD	30,738	1/13/12	298
MSC	JPY	6,306,040	USD	(81,081)	1/13/12	876
MSC	KRW	85,107,900	USD	(75,498)	1/13/12	(2,162)
MSC	NOK	(221,444)	USD	38,530	1/13/12	1,525
						$49,173

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
1 Euro-Bund	$180,723	$179,946	3/13/12	$(777)
3 U.S. Treasury Long Bond	431,443	434,437	3/30/12	2,994
	$612,166			$2,217

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.17	USD	676,200	5.00%	12/20/16	$(17,380)
	ITRAXX Europe Subordinate Financials 16.1
BAML	5 yr CDS	EUR	215,000	5.00%	12/20/16	(1,910)
BAML	Kingdom of Spain 5 yr CDS	USD	59,000	1.00%	12/20/15	706
	ITRAXX Europe Subordinate Financials 16.1
BCLY	5 yr CDS	EUR	315,000	5.00%	12/20/16	(715)
	Kingdom of Spain
BCLY	5 yr CDS	USD	60,000	1.00%	3/20/15	4,084
BCLY	5 yr CDS		30,000	1.00%	3/21/16	468
BCLY	Republic of France 5 yr CDS		74,000	0.25%	9/20/16	544
GSC	Republic of France 5 yr CDS		32,000	0.25%	9/20/16	295
JPMC	CDX.NA.HY.17		421,400	5.00%	12/20/16	(15,532)
	ITRAXX Europe Crossover Financials 16.1
JPMC	5 yr CDS	EUR	115,000	5.00%	12/20/16	(1,269)
JPMC	Portuguese Republic 5 yr CDS	USD	38,000	1.00%	6/20/15	10,705
JPMC	Republic of France 5 yr CDS		53,000	0.25%	9/20/16	403
MSC	CDX.EM.16		52,000	5.00%	12/20/16	333
MSC	CDX.NA.HY.17		39,200	5.00%	12/20/16	(1,116)
MSC	Japan 5 yr CDS		50,000	1.00%	9/20/16	461
MSC	Kingdom of Belgium 5 yr CDS		104,000	1.00%	12/20/16	(677)
MSC	Kingdom of Spain 5 yr CDS		72,000	1.00%	6/20/16	2,985
	Republic of France
MSC	5 yr CDS		80,000	0.25%	9/20/16	764
MSC	5 yr CDS		57,000	0.25%	12/20/16	332
MSC	Republic of Italy 5 yr CDS		60,000	1.00%	9/20/16	2,925
						$(13,594)

	Protection Sold / Moody’s Rating:
JPMC	Tyson Foods CDS / Ba		30,000	1.00%	3/20/16	$685
						$685
Total						$(12,909)

The use of foreign currency exchange contracts, futures contracts, options written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GCM – Greenwich Capital Management
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USD – United States Dollar
 yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on December 31, 2011.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$87,319,142
Aggregate unrealized appreciation	$11,613,923
Aggregate unrealized depreciation	(5,687,508)
Net unrealized appreciation	$5,926,415

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3-inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$3,576,914	$-	$3,576,914
Common Stock	69,468,297	58,562	1,029	69,527,888
Corporate Debt	10,856	10,745,751	-	10,756,607
Foreign Debt	-	2,848,135	-	2,848,135
Investment Companies	28,354	-	-	28,354
U.S. Treasury Obligations	-	2,936,851	-	2,936,851
Short-Term Investments	-	3,498,477	-	3,498,477
Other	70,523	-	1,808	72,331
Total	$69,578,030	$23,664,690	$2,837	$93,245,557

Foreign Currency Exchange
Contracts	$-	$49,173	$-	$49,173
Futures Contracts	$2,217	$-	$-	$2,217
Swap Contracts	$-	$(12,909)	$-	$(12,909)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common
	Stock	Other	Total
Balance as of 9/30/11	$23,783	$-	$23,783
Transfers out of level 3	(45,500)	-	(45,500)
Net change in unrealized
appreciation/depreciation	22,746	1,808	24,554
Balance as of 12/31/11	$1,029	$1,808	$2,837

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/11	$22,746	$1,808	$24,554

During the period ended December 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $45,500 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended December 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended December 31, 2011 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2010	-	$-
Options written	3	2,771
Options expired	(2)	(1,070)
Options outstanding at December 31, 2011	1	$1,700

Swap Contracts–The Fund may enter into index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of credit default swaps was $12,909. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received EUR 645,000 and USD 1,927,800 less the value of the contracts’ related reference obligations. The Fund received $105,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at December 31, 2011, the notional value of the protection sold was $30,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized appreciation of the protection sold was $685.

CDS swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments Location	Fair Value	Investments Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$49,320	Liabilities net of receivables and other assets	$(147)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	2,217	Liabilities net of receivables and other assets	-
Equity contracts (Options written)	Options written, at value	1,435	Liabilities net of receivables and other assets	-
Credit contracts (Swaps Contracts)	Liabilities net of receivables and other assets	10,683	Liabilities net of receivables and other assets	(23,592)
Total		$63,655		$(23,739)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

		Realized Gain
		or Loss on	Change in Unrealized
	Location of Gain or	Derivatives	Appreciation or Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(51,004)	$26,078
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	105,205	(72,783)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation/depreciation of investments and foreign currencies	420	1,435
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(8,623)	(57,855)
Total		$(45,998)	$(103,125)

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. During the period ended December 31, 2011, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 56.34%
U.S. Markets – 31.90%
Consumer Discretionary – 3.76%
†AFC Enterprises	9,850	$144,795
†Apollo Group Class A	30,000	1,616,100
†Bally Technologies	1,740	68,834
Big 5 Sporting Goods	6,610	69,008
†Buffalo Wild Wings	1,475	99,577
CEC Entertainment	3,080	106,106
=Century Communications Tracking	25,000	0
†Cheesecake Factory	2,920	85,702
Cinemark Holdings	4,930	91,156
Comcast Class A	46,200	1,095,402
Comcast Special Class	20,630	486,043
Cooper Tire & Rubber	5,370	75,234
DSW Class A	2,695	119,146
Expedia	4,480	130,010
†Ford Motor	29,870	321,401
†G-III Apparel Group	5,045	125,671
†Iconix Brand Group	8,420	137,162
†Jack in the Box	5,365	112,129
Jarden	8,710	260,255
Jones Group	3,590	37,875
†Jos. A Bank Clothiers	3,150	153,594
†Knology	8,265	117,363
Kohl's	4,740	233,919
Lowe's	84,500	2,144,609
Macy's	10,290	331,132
†Maden (Steven)	4,830	166,635
McDonald's	5,000	501,650
National CineMedia	6,635	82,274
NIKE Class B	11,400	1,098,618
Nordstrom	6,420	319,138
†OpenTable	1,005	39,326
†Perry Ellis International	6,365	90,510
†priceline.com	2,750	1,286,203
Regal Entertainment Group Class A	5,640	67,342
†Shuffle Master	11,335	132,846
Staples	61,000	847,290
Starbucks	4,730	217,627
Target	5,060	259,173
†Tenneco	3,785	112,717
†TripAdvisor	4,480	112,941
Viacom Class B	8,660	393,251
		13,889,764
Consumer Staples – 3.18%
Archer-Daniels-Midland	58,600	1,675,960
Avon Products	60,000	1,048,200
Bunge	6,700	383,240
Casey's General Stores	3,480	179,255
Coca-Cola	3,820	267,285
CVS Caremark	39,070	1,593,275
†Fresh Market	2,340	93,366
General Mills	7,800	315,198
J&J Snack Foods	2,580	137,462
Kimberly-Clark	20,380	1,499,153
Kraft Foods	30,900	1,154,424
PepsiCo	8,360	554,686
†Prestige Brands Holdings	10,855	122,336
Procter & Gamble	10,610	707,793
Safeway	55,200	1,161,408
†Susser Holdings	6,685	151,215
Walgreen	21,800	720,708
		11,764,964
Energy – 3.16%
Baker Hughes	2,390	116,250
Berry Petroleum Class A	3,020	126,900
Bristow Group	3,095	146,672
†Carrizo Oil & Gas	4,910	129,379
Chevron	16,140	1,717,295
ConocoPhillips	15,900	1,158,633
El Paso	32,700	868,839
EOG Resources	19,300	1,901,242

Exxon Mobil	10,690	906,084
Hess	3,650	207,320
†Key Energy Services	11,045	170,866
Lufkin Industries	1,615	108,706
Marathon Oil	39,900	1,167,872
National Oilwell Varco	2,930	199,211
†Newfield Exploration	5,550	209,402
Occidental Petroleum	3,860	361,682
†Pioneer Drilling	13,845	134,020
†RigNet	5,690	95,251
†Rosetta Resources	2,335	101,573
Schlumberger	7,420	506,860
†Swift Energy	2,495	74,151
Williams	37,900	1,251,457
		11,659,665
Financials – 3.62%
AFLAC	6,300	272,538
Allstate	42,900	1,175,889
American Equity Investment Life Holding	10,575	109,980
Apollo Investment	11,640	74,962
Bank of New York Mellon	58,100	1,156,771
†BBCN Bancorp	6,145	58,070
BlackRock	1,760	313,702
Capital One Financial	4,570	193,265
Cardinal Financial	8,985	96,499
City Holding	2,680	90,825
CME Group	4,450	1,084,332
DCT Industrial Trust	21,220	108,646
Dime Community Bancshares	7,985	100,611
DuPont Fabros Technology	5,175	125,339
EastGroup Properties	3,150	136,962
Entertainment Properties Trust	3,115	136,157
Flushing Financial	8,730	110,260
Home Bancshares	3,995	103,510
Home Properties	2,740	157,742
Host Hotels & Resorts	17,770	262,463
@Independent Bank	3,960	108,068
†IntercontinentalExchange	13,080	1,576,793
JPMorgan Chase	15,630	519,698
LaSalle Hotel Properties	6,010	145,502
M&T Bank	2,170	165,658
Marsh & McLennan	37,900	1,198,398
Park National	1,945	126,542
†Piper Jaffray	3,745	75,649
Primerica	5,315	123,521
ProAssurance	1,380	110,152
Prosperity Bancshares	3,630	146,471
Prudential Financial	7,700	385,924
Sabra Health Care REIT	0	4
Sovran Self Storage	3,440	146,785
Susquehanna Bancshares	13,870	116,231
Tanger Factory Outlet Centers	4,335	127,102
†Texas Capital Bancshares	3,480	106,523
Travelers	24,810	1,468,007
Trustmark	6,070	147,440
Webster Financial	6,105	124,481
Wells Fargo	21,280	586,477
		13,373,949
Healthcare – 4.21%
Abbott Laboratories	7,120	400,358
†Acorda Therapeutics	4,175	99,532
†Air Methods	1,820	153,699
†Align Technology	6,900	163,703
Allergan	20,200	1,772,347
AmerisourceBergen	4,930	183,347
Amgen	4,690	301,145
†AMN Healthcare Services	16,685	73,915
Baxter International	23,300	1,152,884
Cardinal Health	28,500	1,157,385
†Catalyst Health Solutions	2,590	134,680
†Celgene	3,770	254,852
†Conmed	3,965	101,782
†CryoLife	10,810	51,888
†Express Scripts	7,580	338,750
†Gilead Sciences	7,260	297,152
†Haemonetics	1,965	120,297
†Incyte	7,570	113,626
Johnson & Johnson	18,460	1,210,607
Merck	46,750	1,762,475
†Merit Medical Systems	8,795	117,677
†ONYX Pharmaceuticals	4,255	187,007
Perrigo	7,650	744,345
Pfizer	91,862	1,987,894

Quality Systems	3,085	114,114
Quest Diagnostics	19,800	1,149,588
†Quidel	7,460	112,870
†Salix Pharmaceuticals	1,445	69,143
†SonoSite	1,845	99,372
†Spectrum Pharmaceuticals	8,085	118,284
†Thermo Fisher Scientific	6,320	284,210
UnitedHealth Group	10,530	533,660
†Vertex Pharmaceuticals	2,690	89,335
West Pharmaceutical Services	3,030	114,989
		15,566,912
Industrials – 3.10%
AAON	5,955	122,018
Acuity Brands	2,305	122,165
Applied Industrial Technologies	4,685	164,771
Barnes Group	5,495	132,484
Caterpillar	10,910	988,446
†Chart Industries	2,240	121,117
†Columbus McKinnon	6,355	80,645
†CRA International	2,735	54,262
Cummins	2,400	211,248
Deere	4,390	339,567
Ducommun	1,910	24,353
ESCO Technologies	3,120	89,794
†Esterline Technologies	2,930	163,992
Expeditors International of Washington	20,100	823,296
FedEx	2,230	186,227
Fluor	3,690	185,423
General Electric	20,040	358,916
†Gibraltar Industries	6,820	95,207
Granite Construction	2,705	64,163
Honeywell International	6,420	348,927
†Hub Group Class A	5,120	166,042
Hunt (J.B.) Transport Services	3,270	147,379
†Kadant	4,860	109,885
†KEYW Holding	6,615	48,951
†Kforce	9,965	122,868
Lockheed Martin	2,540	205,486
Manpower	2,970	106,178
McGrath RentCorp	2,440	70,736
†MYR Group	6,070	116,180
Northrop Grumman	19,900	1,163,751
Raytheon	25,200	1,219,175
Republic Services	4,500	123,975
Rockwell Collins	1,790	99,112
Roper Industries	1,210	105,113
†RPX	2,175	27,514
†Tetra Tech	4,305	92,945
†Titan Machinery	4,865	105,716
Towers Watson Class A	3,840	230,131
Triumph Group	4,360	254,842
†Tutor Perini	3,985	49,175
Union Pacific	2,590	274,385
United Stationers	4,715	153,520
United Technologies	6,220	454,620
†URS	3,700	129,944
US Ecology	5,270	98,971
Waste Management	33,600	1,099,056
		11,452,671
Information Technology – 7.87%
†Adobe Systems	34,700	980,969
Adtran	4,575	137,982
†Amkor Technology	20,145	87,832
†Anixter International	2,315	138,067
†Apple	9,765	3,954,824
†Applied Micro Circuits	15,610	104,899
†Cirrus Logic	4,930	78,141
Cisco Systems	70,540	1,275,363
†Cognizant Technology Solutions Class A	4,670	300,328
†comScore	4,215	89,358
†EMC	17,280	372,211
†ExlService Holdings	2,645	59,169
†FARO Technologies	2,880	132,480
†Google Class A	4,080	2,635,271
Intel	61,450	1,490,163
International Business Machines	1,110	204,107
Intuit	27,400	1,440,966
†IXYS	8,105	87,777
j2 Global	4,970	139,856
†Liquidity Services	2,835	104,612
†LogMeln	3,635	140,129
MasterCard Class A	5,375	2,003,908
†MEMC Electronic Materials	19,500	76,830

Microsoft	27,860	723,246
Motorola Solutions	24,714	1,144,011
†NETGEAR	2,655	89,128
†Nuance Communications	5,870	147,689
Plantronics	3,500	124,740
†Polycom	32,700	533,010
†Progress Software	5,365	103,813
QUALCOMM	43,360	2,371,791
†QuinStreet	9,350	87,516
†Rofin-Sinar Technologies	2,955	67,522
†Semtech	3,990	99,032
†SolarWinds	3,080	86,086
†SS&C Technologies Holdings	7,635	137,888
†SuccessFactors	1,845	73,560
†Symantec	12,550	196,408
†Synaptics	2,260	68,139
Syntel	1,855	86,758
†TeleTech Holdings	7,135	115,587
†Teradata	16,600	805,266
†ValueClick	7,040	114,682
VeriSign	45,200	1,614,544
†ViaSat	2,360	108,843
Visa Class A	20,050	2,035,676
†Vocus	5,175	114,316
Xerox	139,600	1,111,216
†Yahoo	55,500	895,215
		29,090,924
Materials – 0.76%
Boise	13,715	97,651
†Castle (A.M.)	10,870	102,830
Celanese Class A	5,800	256,766
Cliffs Natural Resources	2,790	173,957
†Coeur d'Alene Mines	4,460	107,664
duPont (E.I.) deNemours	29,620	1,356,003
Eastman Chemical	4,360	170,302
†Ferro	13,440	65,722
Innophos Holdings	1,310	63,614
Koppers Holdings	2,195	75,420
†Owens-Illinois	6,550	126,939
=∏†PT Holdings	35	0
Silgan Holdings	3,270	126,353
†TPC Group	4,235	98,803
		2,822,024
Telecommunication Services – 1.30%
AT&T	59,190	1,789,905
Atlantic Tele-Network	1,970	76,929
†Crown Castle International	37,100	1,662,080
NTELOS Holdings	3,780	77,036
Verizon Communications	29,600	1,187,552
		4,793,502
Utilities – 0.94%
AGL Resources	4,380	185,099
=†Calpine Escrow Tracking	20,000	0
Cleco	3,590	136,779
Edison International	28,300	1,171,620
Exelon	4,920	213,380
MDU Resources Group	7,390	158,589
NorthWestern	2,495	89,296
OGE Energy	3,260	184,875
Progress Energy	22,100	1,238,042
UIL Holdings	2,700	95,499
		3,473,179
Total U.S. Markets (cost $94,997,928)		117,887,554

§Developed Markets – 17.36%
Consumer Discretionary – 2.31%
Bayerische Motoren Werke	11,346	760,043
Cie Financiere Richemont Class A	3,680	186,145
Crown	15,550	128,661
Don Quijote	24,400	837,323
Hennes & Mauritz Class B	6,160	198,082
Inditex	2,615	214,161
LVMH Moet Hennessy Louis Vuitton	1,130	159,992
McDonald's Holdings Japan	4,400	118,747
Next	3,725	158,359
Pirelli & C	12,100	101,867
PPR	2,903	415,719
Promotora de Informaciones ADR	3,500	16,940
Publicis Groupe	12,679	583,264
Reed Elsevier	16,800	135,431
Shimamura	1,300	132,939
Shimano	2,800	136,071
Sky City Entertainment Group	40,000	107,108

Sumitomo Rubber Industries	45,741	549,177
Suzuki Motor	7,200	148,940
Swatch Group Bearer Shares	420	157,179
Techtronic Industries	592,000	609,028
Toyota Motor	44,189	1,472,775
Yamada Denki	1,830	124,600
Yamaha	13,400	122,926
Yue Yuen Industrial Holdings	298,000	941,969
		8,517,446
Consumer Staples – 2.57%
Anheuser-Busch InBev	5,150	315,294
Aryzta	28,836	1,393,830
British American Tobacco	11,100	526,801
Coca-Cola Amatil	83,281	980,372
Danone	2,400	150,862
Diageo	11,150	243,588
Golden Agri-Resources	248,000	136,700
Greggs	156,822	1,232,534
Imperial Tobacco Group	4,620	174,736
Japan Tobacco	45	211,668
Kao	7,300	199,479
Kerry Group Class A	3,675	134,529
Koninklijke Ahold	13,400	180,446
L'Oreal	1,130	118,019
Nestle	10,920	627,820
Reckitt Benckiser Group	4,050	200,043
SABMiller	3,750	132,017
Seven & I Holdings	4,500	125,422
Tesco	243,964	1,528,822
Unilever	8,200	275,494
Unilever CVA	7,450	256,182
Wesfarmers	3,600	108,616
Woolworths	9,900	254,143
		9,507,417
Energy – 0.78%
Aker Solutions	9,100	95,775
AMEC	8,700	122,633
BG Group	18,800	401,953
†EDP Renovaveis	18,800	115,037
Fugro CVA	2,180	126,665
Inpex	18	113,436
†Nabors Industries	8,940	155,020
Neste Oil	11,250	113,639
Noble	6,840	206,705
Santos	11,900	148,970
Total	21,534	1,100,837
Woodside Petroleum	5,520	172,868
		2,873,538
Financials – 1.42%
AIA Group	65,400	204,201
Alterra Capital Holdings	5,115	120,867
Assicurazioni Generali	13,600	204,701
AXA	30,323	394,206
City Developments	18,000	123,502
Daito Trust Construction	1,800	154,366
Erste Group Bank	7,350	129,226
Hong Kong Exchanges & Clearing	11,600	185,353
†Lloyds Banking Group	420,000	168,995
London Stock Exchange Group	8,200	101,256
Man Group	50,800	99,184
Mitsubishi UFJ Financial Group	222,173	944,004
Nordea Bank	98,026	758,478
Seven Bank	69,000	135,382
Sony Financial Holdings	8,100	119,353
Standard Chartered	52,279	1,144,141
†UBS	20,700	246,394
		5,233,609
Healthcare – 2.40%
†Alkermes	9,955	172,819
Cie Generale d'Optique Essilor International	1,425	100,603
Coloplast Class B	820	117,928
Dainippon Sumitomo Pharma	10,700	121,932
Fresenius	1,420	131,363
Getinge Class B	5,400	136,843
GlaxoSmithKline	19,900	454,836
†ICON ADR	5,075	86,833
Meda Class A	92,810	965,584
Miraca Holdings	3,200	127,443
Novartis	20,814	1,190,005
Novo Nordisk ADR	9,600	1,106,496
Novo Nordisk Class B	2,180	250,509
Roche Holding	3,890	659,343
Sanofi	18,469	1,356,471

Santen Pharmaceutical	3,200	131,809
Shire	6,500	226,456
		8,862,881
Industrials – 2.88%
ABB	12,750	240,000
Aggreko	4,300	134,715
Alfa Laval	6,250	118,424
Alstom	16,840	510,641
Asahi Glass	49,000	411,305
Box Ships	6,655	55,702
Central Japan Railway	18	152,027
Cie de Saint-Gobain	13,293	510,351
Copa Holdings Class A	9,900	580,833
Deutsche Post	60,936	936,897
DSV	7,800	139,880
East Japan Railway	17,441	1,110,458
Elbit Systems	3,030	124,426
European Aeronautic Defence & Space	5,680	177,528
FANUC	900	137,760
Ferrovial	12,300	148,442
Fraport	2,390	117,539
G4S	36,100	152,405
Hochtief	2,310	133,620
Hoya	8,100	174,504
IHI	58,000	140,930
ITOCHU	97,549	991,207
Keppel	17,870	128,120
Koninklijke Philips Electronics	11,191	235,790
Kurita Water Industries	4,500	116,944
Mitsubishi Electric	23,000	220,556
Mitsubishi Heavy Industries	39,000	166,216
Rolls-Royce Holdings	20,500	237,698
=†Rolls-Royce Holdings Class C	1,929,600	2,997
Sandvik	11,300	138,663
Schneider Electric	2,530	133,200
Secom	3,100	142,996
Siemens	2,635	252,151
Societe BIC	1,400	124,114
Swire Pacific Class A	11,000	132,780
Teleperformance	42,626	947,486
Vallourec	3,041	197,413
Wendel	1,770	117,973
Yamato Holdings	9,800	165,159
		10,659,850
Information Technology – 1.06%
Accenture Class A	5,260	279,990
Amadeus IT Holding	7,400	120,049
ASM Pacific Technology	10,750	120,627
ASML Holding	5,150	216,450
Avago Technologies	5,090	146,897
Canon	7,500	332,315
†CGI Group Class A	103,533	1,951,248
Computershare	15,900	130,256
Infineon Technologies	17,800	133,982
†InterXion Holding	3,750	50,438
SAP	5,830	308,221
Trend Micro	4,200	125,574
		3,916,047
Materials – 2.46%
Agrium	3,460	232,201
Air Liquide	1,260	155,878
Anglo American	6,260	231,318
Anglo American ADR	8,500	157,131
†AuRico Gold	90,154	724,772
BASF	4,200	292,927
BHP Billiton	12,600	367,445
BHP Billiton Limited	17,950	631,895
Incitec Pivot	40,700	129,457
Israel Chemicals	13,300	137,849
Johnson Matthey	4,320	123,196
Kansai Paint	14,000	124,974
Kazakhmys	8,700	125,268
Lafarge	8,176	287,390
Lanxess	1,570	81,276
Newcrest Mining	6,940	210,097
Nitto Denko	3,600	128,825
Rexam	218,280	1,196,144
Rio Tinto	16,639	807,641
Rio Tinto Limited	1,750	107,926
Sika Bearer Shares	54	101,762
SSAB Class A	10,450	92,094
Syngenta	665	194,703
Syngenta ADR	16,900	996,085

ThyssenKrupp	6,890	158,055
Wacker Chemie	1,150	92,500
Yamana Gold	72,494	1,068,819
Yara International	3,750	150,473
		9,108,101
Telecommunication Services – 0.91%
China Mobile ADR	12,725	617,035
Softbank	5,500	162,013
Tele2 Class B	7,000	136,195
Vivendi	57,274	1,254,178
Vodafone Group	311,670	866,057
Vodafone Group ADR	11,330	317,580
		3,353,058
Utilities – 0.57%
Centrica	31,900	143,344
Enagas	5,850	108,191
National Grid	153,155	1,486,800
Shikoku Electric Power	4,300	123,256
SSE	8,550	171,449
Suez Environnement	7,750	89,277
		2,122,317
Total Developed Markets (cost $62,968,612)		64,154,264

XEmerging Markets – 7.08%
Consumer Discretionary – 0.56%
B2W Cia Global Do Varejo	10,805	52,192
†Ctrip.com International ADR	21,100	493,740
Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,596	76,430
†Focus Media Holding ADR	4,500	87,705
Grupo Televisa ADR	26,500	558,090
†Hyundai Home Shopping Network	3,813	437,463
†LG Electronics	2,229	143,056
†Magazine Luiza	3,800	19,457
Mahindra & Mahindra	8,058	103,630
@Turkiye Sise ve Cam Fabrikalari	58,701	88,752
		2,060,515
Consumer Staples – 0.73%
Brazil Foods ADR	13,600	265,880
China Mengniu Dairy	38,000	88,852
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,500	127,505
@Cresud ADR	10,369	118,103
Fomento Economico Mexicano ADR	2,725	189,960
Hypermarcas	20,000	91,241
KT&G	7,235	508,026
†@Lotte Chilsung Beverage	324	409,454
†@Lotte Confectionery	198	291,556
Tingyi Cayman Islands Holding	77,816	236,456
Tsingtao Brewery	18,162	100,554
@United Spirits	14,833	137,628
Wal-Mart de Mexico Series V	51,654	141,769
		2,706,984
Energy – 1.50%
Banpu NVDR	22,133	383,031
China Coal Energy	209,500	226,046
China Petroleum & Chemical ADR	400	42,020
CNOOC	472,000	825,298
CNOOC ADR	1,400	244,552
Gazprom ADR	39,530	422,220
LUKOIL ADR	2,800	148,960
PetroChina ADR	1,400	174,034
Petroleo Brasileiro SA ADR	41,100	1,021,335
Petroleo Brasileiro SP ADR	35,100	824,499
Polski Koncern Naftowy Orlen	8,420	82,714
PTT	20,643	208,066
PTT Exploration & Production	12,300	63,742
#Reliance Industries GDR 144A	12,258	326,063
Rosneft Oil GDR	31,900	210,540
Sasol ADR	4,100	194,340
Tambang Batubara Bukit Asam	74,491	142,533
		5,539,993
Financials – 1.16%
ABSA Group	4,883	85,289
Banco Bradesco ADR	9,302	155,157
Banco Santander Brasil ADR	28,500	231,990
Bangkok Bank	36,013	175,214
Bank of China	382,800	140,964
Cathay Financial Holding	80,019	86,400
China Construction Bank	256,449	178,966
Credicorp	1,250	136,838
†#@=Etalon Group GDR 144A	16,400	77,080
Fubon Financial Holding	133,388	141,162
†Grupo Financiero Banorte	33,100	100,215
@Hong Leong Bank	18,480	63,543

ICICI Bank ADR	4,900	129,507
Industrial & Commercial Bank of China	299,800	177,951
@IRSA Inversiones y Representaciones ADR	4,575	47,443
Itau Unibanco Holding ADR	11,200	207,872
@KB Financial Group ADR	11,389	356,944
@KLCC Property Holdings	156,000	155,016
Malayan Banking	64,355	174,185
OTP Bank	7,523	99,409
Samsung Life Insurance	4,130	288,218
@Sberbank	119,117	268,013
Standard Bank Group	24,729	302,503
Torunlar Gayrimenkul Yatirim Ortakligi	23,011	48,463
Turkiye Is Bankasi Class C	36,228	63,615
†@UEM Land Holdings	331,123	252,782
VTB Bank GDR	38,300	138,263
		4,283,002
Industrials – 0.28%
All America Latina Logistica	13,818	68,971
†Empresas ADR	26,700	127,626
Gol Linhas Aereas Inteligentes ADR	27,200	180,336
@KCC	1,470	362,031
Santos Brasil Participacoes	10,600	140,351
United Tractors	57,469	167,004
		1,046,319
Information Technology – 1.00%
†Alibaba.com	45,500	47,043
†Foxconn International Holdings	180,000	116,113
Hon Hai Precision Industry	211,252	578,266
HTC	8,821	144,751
LG Display ADR	8,500	89,505
MediaTek	15,006	137,499
MStar Semiconductor	9,908	51,691
Samsung Electronics	1,039	948,253
†@Shanda Interactive Entertainment ADR	5,600	224,056
†Sina	3,000	156,000
†Sohu.com	9,800	490,000
Taiwan Semiconductor Manufacturing	83,069	207,913
Taiwan Semiconductor Manufacturing ADR	17,700	228,507
†@Tianjin Development Holdings	68,000	35,109
United Microelectronics	562,000	235,674
		3,690,380
Materials – 0.78%
Anglo American Platinum	1,776	117,042
ArcelorMittal South Africa	24,383	207,143
Braskem ADR	7,575	106,808
†Cemex ADR	69,037	372,109
Cia de Minas Buenaventura ADR	5,550	212,787
Fibria Celulose ADR	32,900	255,633
@Gerdau	18,000	118,345
Gerdau ADR	21,600	168,696
Impala Platinum Holdings	3,920	81,264
†Jastrzebska Spolka Weglowa	3,200	77,985
MMC Norilsk Nickel ADR	6,542	100,158
Petronas Chemicals Group	44,700	87,426
POSCO ADR	1,225	100,573
Siam Cement NVDR	10,300	102,184
Steel Authority of India	67,087	103,133
Ultratech Cement	6,108	134,396
Vale ADR	23,925	513,191
		2,858,873
Telecommunication Services – 0.98%
America Movil ADR	9,700	219,220
China Telecom	336,000	191,219
China Unicom Hong Kong ADR	17,543	370,684
Chunghwa Telecom ADR	7,560	251,597
KT ADR	20,250	316,710
†LG Uplus	22,965	146,596
Mobile Telesystems ADR	50,700	744,276
MTN Group	13,435	239,206
SK Telecom ADR	24,525	333,785
Telefonica Brasil ADR	7,905	216,044
Turkcell Iletisim Hizmet ADR	20,650	242,844
Vodacom Group	32,723	360,769
		3,632,950
Utilities – 0.09%
Centrais Eletricas Brasileiras ADR	13,100	127,201
@Huaneng Power International ADR	4,225	88,810
Light	8,100	125,204
		341,215
Total Emerging Markets (cost $28,102,767)		26,160,231
Total Common Stock (cost $186,069,307)		208,202,049

Convertible Preferred Stock – 0.11%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		1,100	59,708
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		1,207	65,706
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		67	52,528
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		70	68,775
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		122	107,085
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		433	53,783
Total Convertible Preferred Stock (cost $477,919)			407,585

Exchange-Traded Fund – 0.01%
iShares MSCI EAFE Growth Index		500	26,005
Total Exchange-Traded Fund (cost $25,596)			26,005

		Principal
		Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	66,800
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.655% 11/25/32		11,489	10,608
Total Agency Asset-Backed Securities (cost $74,254)			77,408

Agency Collateralized Mortgage Obligations– 0.35%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		45,370	52,970
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		49,383	55,885
Series 2003-26 AT 5.00% 11/25/32		261,581	277,121
Series 2003-122 AJ 4.50% 2/25/28		29,996	30,629
Series 2010-41 PN 4.50% 4/25/40		120,000	130,620
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		38,301	43,824
Series 2662 MA 4.50% 10/15/31		12,879	12,985
Series 2872 GC 5.00% 11/15/29		153,394	154,581
Series 3022 MB 5.00% 12/15/28		50,380	50,681
Series 3337 PB 5.50% 7/15/30		59,085	59,256
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	330,356
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	105,581
Total Agency Collateralized Mortgage Obligations (cost $1,262,315)			1,304,489

Agency Mortgage-Backed Securities – 3.75%
Fannie Mae 6.50% 8/1/17		33,708	36,925
Fannie Mae Relocation 30 yr 5.00% 1/1/36		25,831	27,660
Fannie Mae S.F. 15 yr
4.00% 7/1/25		253,812	267,765
4.00% 11/1/25		390,913	415,945
5.00% 9/1/18		41,032	44,318
5.50% 6/1/22		5,922	6,430
Fannie Mae S.F. 15 yr TBA 3.50% 1/1/26		1,155,000	1,207,697
Fannie Mae S.F. 20 yr 5.50% 8/1/28		48,663	52,983
Fannie Mae S.F. 30 yr
3.50% 2/1/41		507,794	522,695
4.50% 6/1/38		64,542	68,735
5.00% 12/1/36		177,474	191,872
5.00% 12/1/37		46,762	50,548
5.00% 2/1/38		36,425	39,374
6.50% 2/1/36		79,197	89,314
7.50% 6/1/31		31,006	37,030
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/42		1,940,000	1,995,170
4.00% 2/1/42		1,355,000	1,419,786
5.50% 1/1/42		1,670,000	1,818,473
6.00% 1/1/42		4,505,000	4,960,429
6.00% 2/1/42		360,000	395,550
•Freddie Mac ARM
2.495% 7/1/36		47,482	49,982
2.61% 4/1/34		14,880	15,736
Freddie Mac S.F. 15 yr
4.00% 2/1/14		41,874	43,314
5.00% 6/1/18		47,524	50,845
Freddie Mac S.F. 30 yr 7.00% 11/1/33		34,125	39,175
GNMA I S.F. 30 yr 7.50% 9/15/31		18,447	20,376
Total Agency Mortgage-Backed Securities (cost $13,654,956)			13,868,127

Commercial Mortgage-Backed Securities – 1.47%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	105,984
BAML Commercial Mortgage Securities
•Series 2004-3 A5 5.731% 6/10/39		49,350	53,134
•Series 2005-1 A5 5.333% 11/10/42		95,000	103,543
Series 2006-4 A4 5.634% 7/10/46		135,000	149,384

•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41		70,000	75,321
Series 2005-PW10 A4 5.405% 12/11/40		90,000	99,070
Series 2005-T20 A4A 5.299% 10/12/42		75,000	82,942
Series 2006-PW12 A4 5.902% 9/11/38		345,000	384,834

#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	104,117
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	85,000	93,192
Series 2006-C7 A2 5.69% 6/10/46	16,488	16,482
#Series 2010-C1 A1 144A 3.156% 7/10/46	131,880	135,291
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.594% 2/15/39	61,286	64,395
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	75,000	79,023
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	235,570
Series 2005-GG4 A4 4.761% 7/10/39	240,000	251,517
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	128,102
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	180,675
•#Series 2010-C1 C 144A 5.635% 8/10/43	300,000	272,156
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.373% 12/15/44	1,110,000	1,227,881
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	100,000	104,525
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41	500,000	537,707
Series 2005-HQ6 A4A 4.989% 8/13/42	300,000	326,528
•Series 2007-T27 A4 5.792% 6/11/42	245,000	279,090
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	150,919
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	180,000	191,664
Total Commercial Mortgage-Backed Securities (cost $5,066,871)		5,433,046

Convertible Bonds – 1.08%
Aerospace & Defense – 0.06%
AAR 1.75% exercise price $29.27, expiration date 1/1/26	112,000	112,000
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35	111,000	106,838
		218,838
Automobiles & Automotive Parts – 0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	174,000	113,100
		113,100
Banking, Finance & Insurance – 0.08%
#Ares Capital 144A 5.75% exercise price $19.12, expiration date 2/1/16	123,000	119,003
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	55,000	48,400
Jefferies Group 3.875% exercise price $38.13, expiration date 11/1/29	143,000	118,690
		286,093
Capital Goods – 0.03%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	35,000	33,163
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	69,000	65,636
		98,799
Computers & Technology – 0.08%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	90,000	127,125
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	60,000	59,700
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	93,000	109,973
		296,798
Electronics & Electrical Equipment – 0.14%
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	31,000	31,465
6.00% exercise price $28.08, expiration date 4/30/15	133,000	130,506
Intel 2.95% exercise price $30.36, expiration date 12/15/35	65,000	68,006
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	201,000	206,276
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	85,000	85,000
		521,253
Energy – 0.04%
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	70,000	58,099
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	55,000	43,038
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	17,000	17,425
Transocean 1.50% exercise price $164.09 expiration date 12/15/37	51,000	50,363
		168,925
Healthcare & Pharmaceuticals – 0.22%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	87,000	82,868
Amgen 0.375% exercise price $78.45, expiration date 2/1/13	85,000	85,744
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	50,000	35,313
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	285,000	273,243
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	160,000	164,399
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	51,000	89,313
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	48,000	47,160
2.75% exercise price $42.13, expiration date 6/30/17	52,000	38,155
		816,195
Leisure, Lodging & Entertainment – 0.07%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	68,000	75,990
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	198,000	175,973
		251,963
Packaging & Containers – 0.05%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	215,000	201,025
		201,025
Real Estate – 0.11%
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	56,000	51,800
Health Care REIT 3.00% exercise price $51.13, expiration date 11/30/29	76,000	87,305
#Lexington Master 144A 5.45% exercise price $19.49, expiration date 1/15/27	12,000	12,105

#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	80,000	95,600
National Retail Properties 5.125% exercise price $25.38, expiration date 6/15/28	140,000	159,950
		406,760
Retail – 0.04%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	153,000	150,323
		150,323
Telecommunications – 0.13%
#Alaska Communications System Group 144A 6.25 exercise price $10.28, expiration date 4/27/18	105,000	67,331
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	85,000	75,013
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	49,000	31,605
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	150,000	131,249
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	29,000	44,225
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	97,000	116,400
		465,823
Total Convertible Bonds (cost $4,028,517)		3,995,895

Corporate Bonds – 18.39%
Banking – 1.95%
Abbey National Treasury Services 4.00% 4/27/16	165,000	148,173
AgriBank 9.125% 7/15/19	325,000	423,788
#Bank of Montreal 144A 2.85% 6/9/15	155,000	160,798
BB&T 5.25% 11/1/19	219,000	239,409
•BB&T Capital Trust IV 6.82% 6/12/57	90,000	90,900
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15	155,000	160,443
Capital One Capital V 10.25% 8/15/39	135,000	140,906
City National 5.25% 9/15/20	190,000	188,963
#Export-Import Bank of Korea 144A 5.25% 2/10/14	125,000	131,823
Fifth Third Bancorp 3.625% 1/25/16	270,000	274,197
•Fifth Third Capital Trust IV 6.50% 4/15/37	330,000	325,050
•#HBOS Capital Funding 144A 6.071% 6/30/49	140,000	88,200
#HSBC Bank 144A 4.75% 1/19/21	150,000	155,830
HSBC Holdings 4.875% 1/14/22	130,000	137,670
JPMorgan Chase 5.40% 1/6/42	120,000	125,704
JPMorgan Chase Bank 6.00% 10/1/17	285,000	306,949
JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	177,406
KeyBank 5.45% 3/3/16	290,000	312,387
KeyCorp 5.10% 3/24/21	165,000	171,661
Korea Development Bank 8.00% 1/23/14	100,000	110,080
•National City Bank 0.904% 6/7/17	250,000	229,673
PNC Funding
5.125% 2/8/20	530,000	599,891
5.25% 11/15/15	205,000	223,163
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49	300,000	220,500
•SunTrust Bank 0.796% 8/24/15	125,000	116,131
SunTrust Banks 3.50% 1/20/17	100,000	100,631
SVB Financial Group 5.375% 9/15/20	305,000	313,007
US Bank 6.30% 2/4/14	570,000	625,939
•USB Capital IX 3.50% 10/29/49	340,000	237,504
Wachovia
•0.773% 10/15/16	130,000	115,805
5.25% 8/1/14	115,000	121,372
Wachovia Bank 5.60% 3/15/16	265,000	284,041
Zions Bancorporation 7.75% 9/23/14	147,000	155,958
		7,213,952
Basic Industry – 2.23%
AK Steel 7.625% 5/15/20	140,000	132,300
Alcoa
5.40% 4/15/21	265,000	265,975
6.75% 7/15/18	310,000	342,663
#Algoma Acquisition 144A 9.875% 6/15/15	77,000	66,605
ArcelorMittal 9.85% 6/1/19	260,000	289,562
Barrick North America Finance 4.40% 5/30/21	385,000	417,762
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	75,000	57,938
#Cemex Finance 144A 9.50% 12/14/16	100,000	88,250
Century Aluminum 8.00% 5/15/14	114,000	114,285
CF Industries 7.125% 5/1/20	111,000	131,535
#CODELCO 144A 3.75% 11/4/20	320,000	326,575
Compass Minerals International 8.00% 6/1/19	90,000	97,425
Dow Chemical
4.125% 11/15/21	225,000	231,244
8.55% 5/15/19	776,000	1,016,724
duPont (E.I.) deNemours 4.25% 4/1/21	235,000	266,087
Ecolab
3.00% 12/8/16	415,000	429,770
5.50% 12/8/41	85,000	94,555
Georgia-Pacific
8.00% 1/15/24	550,000	706,615
#144A 5.40% 11/1/20	35,000	38,837
Headwaters 7.625% 4/1/19	170,000	151,300
Hexion U.S. Finance 8.875% 2/1/18	95,000	89,538
International Paper
4.75% 2/15/22	130,000	138,457
9.375% 5/15/19	170,000	221,219

#MacDermid 144A 9.50% 4/15/17		26,000	26,000
Mohawk Industries 6.875% 1/15/16		37,000	39,960
Momentive Performance Materials 11.50% 12/1/16		160,000	120,000
#Murray Energy 144A 10.25% 10/15/15		97,000	96,758
#Nalco 144A 6.625% 1/15/19		60,000	69,450
#Newcrest Finance 144A 4.45% 11/15/21		110,000	108,715
Norcraft 10.50% 12/15/15		162,000	151,875
#Nortek 144A 8.50% 4/15/21		150,000	127,500
Novelis 8.75% 12/15/20		120,000	129,300
Ply Gem Industries 13.125% 7/15/14		147,000	130,830
Rio Tinto Finance 3.75% 9/20/21		300,000	314,999
Ryerson
•7.804% 11/1/14		8,000	7,400
12.00% 11/1/15		120,000	121,800
Smurfit Kappa Funding 7.75% 4/1/15		87,000	87,435
Steel Dynamics 7.75% 4/15/16		22,000	23,045
Teck Resources
4.75% 1/15/22		325,000	350,041
9.75% 5/15/14		119,000	139,921
#Xstrata Finance Canada 144A 4.95% 11/15/21		465,000	475,978
			8,236,228
Brokerage – 0.23%
•Bear Stearns 4.947% 12/7/12	AUD	430,000	435,409
Jefferies Group
6.25% 1/15/36	USD	35,000	28,969
6.45% 6/8/27		75,000	63,188
Lazard Group 6.85% 6/15/17		300,000	315,048
			842,614
Capital Goods – 0.39%
Anixter 10.00% 3/15/14		3,000	3,285
Berry Plastics 9.75% 1/15/21		125,000	125,313
Kratos Defense & Security Solutions 10.00% 6/1/17		60,000	61,800
#Meccanica Holdings 144A 6.25% 7/15/19		305,000	250,048
#Plastipak Holdings 144A 10.625% 8/15/19		67,000	74,370
Pregis 12.375% 10/15/13		124,000	119,040
RBS Global 11.75% 8/1/16		77,000	81,235
Republic Services 5.70% 5/15/41		10,000	11,515
#Reynolds Group Issuer 144A 9.00% 4/15/19		330,000	315,149
Stanley Black & Decker 3.40% 12/1/21		140,000	143,152
Trimas 9.75% 12/15/17		67,000	73,030
#Votorantim Cimentos 144A 7.25% 4/5/41		200,000	195,500
			1,453,437
Consumer Cyclical – 1.17%
American Axle & Manufacturing 7.875% 3/1/17		192,000	191,040
#Chrysler Group 144A 8.25% 6/15/21		200,000	183,000
CKE Restaurants 11.375% 7/15/18		102,000	111,690
CVS Caremark 5.75% 5/15/41		305,000	364,571
Dave & Buster's 11.00% 6/1/18		35,000	35,700
#Delphi 144A 6.125% 5/15/21		135,000	139,725
Ford Motor 7.45% 7/16/31		263,000	316,915
Ford Motor Credit
5.00% 5/15/18		215,000	216,095
12.00% 5/15/15		185,000	228,011
#FUEL Trust 144A 3.984% 6/15/16		200,000	200,168
Goodyear Tire & Rubber 8.25% 8/15/20		85,000	93,075
Hanesbrands 6.375% 12/15/20		250,000	255,000
Historic TW 6.875% 6/15/18		395,000	471,386
Host Hotels & Resorts
6.00% 11/1/20		85,000	87,338
#144A 5.875% 6/15/19		65,000	66,463
#144A 6.00% 10/1/21		118,000	121,245
Ingles Markets 8.875% 5/15/17		72,000	78,300
Johnson Controls 3.75% 12/1/21		195,000	201,751
Macy's Retail Holdings 5.90% 12/1/16		91,000	101,799
Meritor 8.125% 9/15/15		167,000	150,300
New Albertsons 7.25% 5/1/13		13,000	13,585
OSI Restaurant Partners 10.00% 6/15/15		75,000	77,906
#Sealy Mattress 144A 10.875% 4/15/16		21,000	23,048
Tomkins 9.00% 10/1/18		126,000	140,333
Tops Holding 10.125% 10/15/15		44,000	46,200
Wyndham Worldwide
5.625% 3/1/21		115,000	118,957
5.75% 2/1/18		180,000	190,796
Yankee Candle 9.75% 2/15/17		116,000	113,680
			4,338,077
Consumer Non-Cyclical – 2.08%
Accellent 8.375% 2/1/17		70,000	68,950
Amgen 3.45% 10/1/20		315,000	308,275
#AMGH Merger Sub 144A 9.25% 11/1/18		105,000	108,675
#Aristotle Holding 144A
3.50% 11/15/16		75,000	76,469
4.75% 11/15/21		185,000	191,809
6.125% 11/15/41		90,000	97,654

Becton, Dickinson 3.125% 11/8/21	185,000	191,785
Biomet
11.625% 10/15/17	67,000	73,030
PIK 10.375% 10/15/17	57,000	61,988
Bio-Rad Laboratories
4.875% 12/15/20	40,000	41,703
8.00% 9/15/16	52,000	57,200
Boston Scientific 6.00% 1/15/20	170,000	190,084
CareFusion 6.375% 8/1/19	380,000	449,412
Celgene 3.95% 10/15/20	345,000	348,098
Coca-Cola Enterprises
3.50% 9/15/20	145,000	152,005
4.50% 9/1/21	295,000	327,983
Community Health Systems 8.875% 7/15/15	19,000	19,665
Del Monte 7.625% 2/15/19	120,000	115,800
DENTSPLY International 4.125% 8/15/21	180,000	186,037
Dr. Pepper Snapple Group
2.60% 1/15/19	90,000	89,628
3.20% 11/15/21	40,000	40,671
Express Scripts 3.125% 5/15/16	30,000	30,197
General Mills 3.15% 12/15/21	200,000	203,046
Hospira 6.40% 5/15/15	265,000	286,872
Jarden
6.125% 11/15/22	65,000	66,788
7.50% 1/15/20	25,000	26,750
Medco Health Solutions 7.125% 3/15/18	310,000	361,795
#Multiplan 144A 9.875% 9/1/18	135,000	141,075
NBTY 9.00% 10/1/18	175,000	193,375
PerkinElmer 5.00% 11/15/21	130,000	131,796
#Pernod-Ricard 144A 4.45% 1/15/22	370,000	388,392
Quest Diagnostics 4.70% 4/1/21	330,000	352,469
Radnet Management 10.375% 4/1/18	52,000	46,020
Safeway 4.75% 12/1/21	215,000	220,672
Sara Lee 4.10% 9/15/20	130,000	131,437
#Scotts Miracle-Gro 144A 6.625% 12/15/20	50,000	51,000
Smucker (J.M.) 3.50% 10/15/21	335,000	343,429
Teva Pharmaceutical Finance IV 3.65% 11/10/21	390,000	397,499
Tyson Foods 10.50% 3/1/14	66,000	76,560
#Viskase 144A 9.875% 1/15/18	135,000	137,363
#Woolworths 144A
3.15% 4/12/16	85,000	87,876
4.55% 4/12/21	355,000	381,428
Yale University 2.90% 10/15/14	230,000	243,678
Zimmer Holdings 4.625% 11/30/19	180,000	196,498
		7,692,936
Energy – 2.94%
Antero Resources Finance 9.375% 12/1/17	44,000	47,740
Berry Petroleum 10.25% 6/1/14	10,000	11,363
#BG Energy Capital 144A 4.00% 10/15/21	605,000	624,874
Chesapeake Energy
6.125% 2/15/21	90,000	92,925
6.50% 8/15/17	20,000	21,400
Comstock Resources 7.75% 4/1/19	30,000	28,650
Copano Energy 7.75% 6/1/18	57,000	59,565
Ecopetrol 7.625% 7/23/19	163,000	198,045
El Paso Pipeline Partners Operating 6.50% 4/1/20	145,000	160,533
•Enbridge Energy Partners 8.05% 10/1/37	350,000	370,235
Encana 3.90% 11/15/21	440,000	442,925
Energy Transfer Partners 9.70% 3/15/19	235,000	288,298
#ENI 144A 4.15% 10/1/20	250,000	248,213
Enterprise Products Operating
•7.034% 1/15/68	345,000	359,239
9.75% 1/31/14	195,000	225,361
EQT 4.875% 11/15/21	180,000	182,053
Forest Oil 7.25% 6/15/19	98,000	100,450
#Helix Energy Solutions Group 144A 9.50% 1/15/16	154,000	160,930
#Hercules Offshore 144A 10.50% 10/15/17	115,000	112,413
#Hilcorp Energy I 144A 7.625% 4/15/21	65,000	68,413
HollyFrontier 9.875% 6/15/17	82,000	91,020
Inergy 6.875% 8/1/21	65,000	65,650
Kinder Morgan Energy Partners
4.15% 3/1/22	375,000	382,213
9.00% 2/1/19	280,000	353,707
Linn Energy
8.625% 4/15/20	57,000	62,130
#144A 6.50% 5/15/19	35,000	34,913
#NFR Energy 144A 9.75% 2/15/17	92,000	83,260
NiSource Finance
4.45% 12/1/21	155,000	158,692
5.80% 2/1/42	195,000	204,708
Noble Energy
4.15% 12/15/21	250,000	259,139
8.25% 3/1/19	120,000	156,269

Pemex Project Funding Master Trust 6.625% 6/15/35	110,000	125,813
Petrobras International Finance
3.875% 1/27/16	155,000	160,458
5.375% 1/27/21	245,000	258,622
5.75% 1/20/20	248,000	266,630
5.875% 3/1/18	25,000	27,484
PetroHawk Energy 7.25% 8/15/18	175,000	197,750
Petroleum Development 12.00% 2/15/18	89,000	97,010
Plains All American Pipeline 8.75% 5/1/19	290,000	370,999
Pride International 6.875% 8/15/20	590,000	692,886
Quicksilver Resources 9.125% 8/15/19	75,000	79,875
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	128,007	137,288
SandRidge Energy
7.50% 3/15/21	40,000	39,900
#144A 9.875% 5/15/16	132,000	141,900
Sempra Energy 6.15% 6/15/18	160,000	188,849
Statoil 3.15% 1/23/22	310,000	319,506
•TransCanada PipeLines 6.35% 5/15/67	550,000	552,470
Transocean
5.05% 12/15/16	165,000	168,661
6.375% 12/15/21	180,000	191,673
Weatherford International
5.125% 9/15/20	260,000	270,660
9.625% 3/1/19	205,000	265,486
Williams
7.75% 6/15/31	44,000	54,884
8.75% 3/15/32	50,000	65,689
Williams Partners 7.25% 2/1/17	210,000	249,401
#Woodside Finance 144A 8.75% 3/1/19	220,000	277,459
		10,856,679
Financials – 0.70%
#CDP Financial 144A
4.40% 11/25/19	250,000	271,714
5.60% 11/25/39	250,000	307,701
E Trade Financial PIK 12.50% 11/30/17	172,000	195,220
General Electric Capital
4.65% 10/17/21	375,000	392,145
6.00% 8/7/19	595,000	684,493
•#ILFC E-Capital Trust I 144A 4.34% 12/21/65	250,000	148,745
International Lease Finance
6.25% 5/15/19	138,000	127,666
8.25% 12/15/20	75,000	75,938
8.75% 3/15/17	50,000	51,625
#IPIC GMTN 144A 5.50% 3/1/22	200,000	201,000
#Nuveen Investments 144A 10.50% 11/15/15	135,000	133,313
		2,589,560
Insurance – 0.52%
American International Group
4.875% 9/15/16	25,000	23,682
8.25% 8/15/18	145,000	153,874
•Chubb 6.375% 3/29/67	220,000	218,350
Coventry Health Care 5.45% 6/15/21	360,000	400,784
#Highmark 144A
4.75% 5/15/21	180,000	184,811
6.125% 5/15/41	40,000	43,378
•ING Groep 5.775% 12/29/49	110,000	88,000
#Liberty Mutual Group 144A 7.00% 3/15/37	70,000	59,500
MetLife 6.40% 12/15/36	20,000	19,025
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	459,000
Prudential Financial
3.875% 1/14/15	55,000	57,008
6.00% 12/1/17	105,000	116,924
=‡w@#Twin Reefs Pass-Through Trust 144A 0.00% 12/31/49	200,000	0
•XL Group 6.50% 12/29/49	140,000	110,950
		1,935,286
Media – 0.53%
Affinion Group 7.875% 12/15/18	120,000	102,000
CCO Holdings
7.00% 1/15/19	25,000	26,188
7.375% 6/1/20	20,000	21,200
Clear Channel Communications 9.00% 3/1/21	70,000	59,325
DISH DBS 7.875% 9/1/19	73,000	82,855
Lamar Media 6.625% 8/15/15	63,000	64,558
Nielsen Finance
11.50% 5/1/16	21,000	24,150
11.625% 2/1/14	2,000	2,308
#Sinclair Television Group 144A 9.25% 11/1/17	72,000	78,840
#Sirius XM Radio 144A 8.75% 4/1/15	145,000	159,500
Time Warner Cable 8.25% 4/1/19	160,000	201,248
#UPCB Finance III 144A 6.625% 7/1/20	150,000	148,500
Viacom 3.875% 12/15/21	635,000	649,584
Videotron 6.375% 12/15/15	3,000	3,068
#WPP Finance 2010 144A 4.75% 11/21/21	260,000	258,609

#XM Satellite Radio 144A 13.00% 8/1/13		74,000	84,360
			1,966,293
Real Estate – 0.71%
American Tower 5.90% 11/1/21		290,000	305,465
Brandywine Operating Partnership 4.95% 4/15/18		190,000	187,281
Developers Diversified Realty
4.75% 4/15/18		95,000	91,018
7.50% 4/1/17		40,000	43,229
7.875% 9/1/20		242,000	270,395
9.625% 3/15/16		72,000	83,827
Digital Realty Trust 5.25% 3/15/21		230,000	230,847
ERP Operating 4.625% 12/15/21		120,000	122,609
Health Care REIT 5.25% 1/15/22		300,000	294,476
#Qatari Diar Finance 144A 5.00% 7/21/20		113,000	120,910
Regency Centers
4.80% 4/15/21		80,000	81,507
5.875% 6/15/17		100,000	109,027
Simon Property Group 4.125% 12/1/21		165,000	172,887
Ventas Realty 6.50% 6/1/16		34,000	35,086
Vornado Realty 5.00% 1/15/22		230,000	232,361
#WEA Finance 144A 4.625% 5/10/21		255,000	250,751
			2,631,676
Services – 0.57%
Ameristar Casinos 7.50% 4/15/21		135,000	139,725
Beazer Homes USA 9.125% 5/15/19		75,000	51,563
Casella Waste Systems 11.00% 7/15/14		50,000	54,500
#Equinox Holdings 144A 9.50% 2/1/16		18,000	18,585
FTI Consulting 6.75% 10/1/20		50,000	51,875
Geo Group 6.625% 2/15/21		75,000	75,750
Host Hotels & Resorts 6.375% 3/15/15		75,000	76,688
Iron Mountain 7.75% 10/1/19		30,000	31,838
M/I Homes 8.625% 11/15/18		110,000	97,900
Marina District Finance 9.875% 8/15/18		45,000	41,288
MGM Resorts International 11.375% 3/1/18		322,000	355,809
Mobile Mini 6.875% 5/1/15		64,000	64,720
PHH 9.25% 3/1/16		270,000	257,849
Pinnacle Entertainment 8.75% 5/15/20		182,000	179,270
Royal Caribbean Cruises 7.00% 6/15/13		26,000	27,430
RSC Equipment Rental 10.25% 11/15/19		91,000	99,645
Ryland Group 8.40% 5/15/17		72,000	75,330
Standard Pacific 10.75% 9/15/16		95,000	100,225
#United Air Lines 144A 12.00% 11/1/13		115,000	120,463
Western Union 3.65% 8/22/18		145,000	148,885
Wynn Las Vegas 7.75% 8/15/20		25,000	27,875
			2,097,213
Technology – 1.01%
Amkor Technology 7.375% 5/1/18		65,000	66,788
Avaya
9.75% 11/1/15		125,000	113,125
#144A 7.00% 4/1/19		135,000	131,625
PIK 10.125% 11/1/15		45,000	40,725
Broadcom 2.70% 11/1/18		175,000	177,203
CDW 12.535% 10/12/17		75,000	75,750
Cisco Systems 4.45% 1/15/20		630,000	717,500
First Data
9.875% 9/24/15		90,000	85,050
11.25% 3/31/16		135,000	112,725
GXS Worldwide 9.75% 6/15/15		221,000	205,530
Hewlett-Packard
4.30% 6/1/21		135,000	138,700
4.375% 9/15/21		270,000	279,202
4.65% 12/9/21		170,000	179,721
Jabil Circuit 7.75% 7/15/16		38,000	42,560
National Semiconductor 6.60% 6/15/17		345,000	424,252
#Seagate Technology International 144A 10.00% 5/1/14		181,000	205,661
Symantec 4.20% 9/15/20		165,000	166,213
#Telcordia Technologies 144A 11.00% 5/1/18		50,000	63,750
#Unisys 144A 12.75% 10/15/14		40,000	45,650
Xerox
4.50% 5/15/21		345,000	350,310
6.35% 5/15/18		105,000	118,435
			3,740,475
Telecommunications – 1.48%
America Movil SAB 5.00% 3/30/20		100,000	110,977
#Brasil Telecom 144A 9.75% 9/15/16	BRL	593,000	313,496
CenturyLink 6.45% 6/15/21	USD	165,000	165,594
#Clearwire Communications 144A 12.00% 12/1/15		224,000	215,601
Cricket Communications 7.75% 10/15/20		200,000	175,500
#Crown Castle Towers 144A 4.883% 8/15/20		770,000	788,353
DIRECTV Holdings 5.00% 3/1/21		645,000	691,566
Frontier Communications 6.25% 1/15/13		4,000	4,100
Intelsat Jackson Holdings
7.25% 10/15/20		130,000	132,275
11.25% 6/15/16		7,000	7,372

Level 3 Financing
9.25% 11/1/14		10,000	10,275
10.00% 2/1/18		112,000	119,280
MetroPCS Wireless 6.625% 11/15/20		55,000	51,425
NII Capital 10.00% 8/15/16		134,000	152,760
PAETEC Holding 8.875% 6/30/17		67,000	72,695
Qwest
6.75% 12/1/21		140,000	152,950
8.375% 5/1/16		257,000	295,646
Sprint Capital 8.75% 3/15/32		132,000	107,415
Sprint Nextel
6.00% 12/1/16		60,000	50,100
8.375% 8/15/17		65,000	58,581
Telefonica Emisiones
5.462% 2/16/21		10,000	9,559
6.421% 6/20/16		280,000	293,301
Telesat Canada
11.00% 11/1/15		214,000	230,853
12.50% 11/1/17		44,000	49,390
Verizon Communications 3.50% 11/1/21		155,000	161,709
Virgin Media Secured Finance 6.50% 1/15/18		490,000	523,075
#Vivendi 144A 6.625% 4/4/18		240,000	273,123
West 7.875% 1/15/19		45,000	44,888
#Wind Acquisition Finance 144A 11.75% 7/15/17		160,000	144,000
Windstream 8.125% 8/1/13		48,000	51,600
			5,457,459
Transportation – 0.38%
#Brambles 144A 3.95% 4/1/15		345,000	357,061
Burlington Northern Santa Fe 5.65% 5/1/17		30,000	34,662
CSX 4.75% 5/30/42		475,000	492,107
#ERAC USA Finance 144A 5.25% 10/1/20		260,000	280,812
Ryder System 3.50% 6/1/17		215,000	217,823
			1,382,465
Utilities – 1.50%
AES 8.00% 6/1/20		75,000	82,875
Ameren Illinois 9.75% 11/15/18		480,000	632,407
#American Transmission Systems 144A 5.25% 1/15/22		365,000	412,109
Baltimore Gas & Electric 3.50% 11/15/21		165,000	168,481
#Calpine 144A 7.875% 7/31/20		85,000	92,013
Carolina Power & Light 3.00% 9/15/21		110,000	113,290
CenterPoint Energy 5.95% 2/1/17		210,000	237,763
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		416,000	434,304
CMS Energy
4.25% 9/30/15		125,000	126,962
6.25% 2/1/20		550,000	580,314
Commonwealth Edison 3.40% 9/1/21		255,000	264,620
GenOn Energy 9.875% 10/15/20		60,000	61,200
Ipalco Enterprises 5.00% 5/1/18		100,000	98,500
Jersey Central Power & Light 5.625% 5/1/16		65,000	73,523
LG&E & KU Energy
3.75% 11/15/20		145,000	146,655
#144A 4.375% 10/1/21		245,000	250,392
#NRG Energy 144A 7.875% 5/15/21		85,000	83,300
Pennsylvania Electric 5.20% 4/1/20		190,000	212,971
•PPL Capital Funding 6.70% 3/30/67		35,000	34,180
PPL Electric Utilities 3.00% 9/15/21		135,000	136,723
Public Service Company of Oklahoma 5.15% 12/1/19		280,000	312,733
Puget Energy 6.00% 9/1/21		85,000	88,112
•Puget Sound Energy 6.974% 6/1/67		344,000	343,886
Southern California Edison 5.50% 8/15/18		100,000	120,016
Wisconsin Electric Power 2.95% 9/15/21		10,000	10,214
•Wisconsin Energy 6.25% 5/15/67		405,000	405,659
			5,523,202
Total Corporate Bonds (cost $66,278,522)			67,957,552

Municipal Bond – 0.06%
State of Oregon Taxable Pension 5.892% 6/1/27		200,000	235,912
Total Municipal Bond (cost $200,000)			235,912

Non-Agency Asset-Backed Securities – 0.47%
•Ally Master Owner Trust Series 2011-1 A1 1.148% 1/15/16		195,000	195,478
•American Express Credit Account Master Trust Series 2010-1 B 0.878% 11/16/15		100,000	99,999
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		120,000	119,816
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		165,000	195,127
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		62,299	62,535
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		80,000	110,355
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		240,000	244,525
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		105,000	125,638
•#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,172
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.828% 9/15/14	USD	100,000	100,754
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/17/14		39,535	39,623
Mid-State Trust Series 11 A1 4.864% 7/15/38		79,791	80,663

•Residential Asset Securities Series 2006-KS3 AI3 0.464% 4/25/36		211,434	190,395
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		83,513	85,600
Total Non-Agency Asset-Backed Securities (cost $1,705,581)			1,750,680

Non-Agency Collateralized Mortgage Obligations – 0.13%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		38,675	34,666
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		107,590	108,941
Series 2005-6 7A1 5.50% 7/25/20		11,687	10,908
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		383	238
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		110,000	61,214
•#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27		37,039	39,363
Series 1999-3 A 8.00% 8/19/29		60,249	59,711
•MASTR ARM Trust Series 2005-6 7A1 5.401% 6/25/35		90,906	88,285
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		42,154	42,369
•Structured ARM Loan Trust Series 2006-5 5A4 5.269% 6/25/36		34,453	2,748
•Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.739% 4/25/36		37,680	26,995
Total Non-Agency Collateralized Mortgage Obligations (cost $504,322)			475,438

ΔRegional Bonds – 1.56%
Australia – 0.90%
New South Wales Treasury
2.75% 11/20/25	AUD	157,000	190,717
6.00% 4/1/19	AUD	1,099,000	1,245,560
Queensland Treasury
6.00% 9/14/17	AUD	402,000	445,161
6.25% 6/14/19	AUD	1,269,000	1,444,657
			3,326,095
Canada – 0.66%
Province of New Brunswick 2.75% 6/15/18	USD	235,000	246,017
Province of Ontario
3.00% 7/16/18		440,000	463,450
3.15% 6/2/22	CAD	701,000	702,500
Province of Quebec 4.25% 12/1/21	CAD	953,000	1,040,400
			2,452,367
Total Regional Bonds (cost $5,622,576)			5,778,462

«Senior Secured Loans – 1.65%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	235,000	234,094
AIG
Tranche 1 6.75% 3/17/15		250,000	251,250
Tranche 2 7.00% 3/17/16		180,000	181,163
@API Technologies Tranche B 7.75% 6/1/16		74,592	71,235
ATI Holdings 7.00% 2/18/16		48,992	46,870
Attachmate 6.50% 11/21/16		162,938	159,862
BNY ConvergEx Group
8.75% 12/16/17		88,053	84,531
(EZE Castle Software) 8.75% 11/29/17		36,947	35,469
Brock Holdings III
10.00% 2/15/18		65,000	59,963
Tranche B 6.00% 2/15/17		64,513	62,771
Burlington Coat Factory Tranche B 6.25% 2/10/17		252,097	248,065
Cengage Learning Acquisitions 7.50% 7/7/14		323,299	302,083
Charter Communications Operating Tranche B 7.25% 3/6/14		5,390	5,395
Chrysler Group 6.00% 4/28/17		338,213	320,964
CityCenter Holdings 7.50% 1/10/15		30,000	29,921
Clear Channel Communications Tranche A 3.639% 7/30/14		457,086	397,663
Consolidated Container 5.75% 9/28/14		75,000	63,225
Delta Air Lines Tranche B 5.50% 3/29/17		89,550	85,028
First Data Tranche B2 2.995% 9/24/14		181,403	165,078
Frac Tech International Tranche B 6.25% 4/19/16		81,950	80,991
GenOn Energy Tranche B 6.00% 6/20/17		123,747	123,725
Grifols Tranche B 6.00% 6/4/16		283,575	283,531
Harrah’s Operating
Tranche B1 3.418% 1/28/15		265,000	231,048
Tranche B2 3.241% 1/28/15		170,000	148,220
Houghton International Tranche B 6.75% 1/11/16		69,175	69,031
Immucor Tranche B 7.25% 7/2/18		134,663	135,656
Level 3 Financing Tranche B2 5.75% 4/11/18		110,000	108,735
Lord & Taylor 5.75% 12/2/18		80,000	79,900
@Mediacom Broadband Tranche D 5.50% 3/31/17		69,291	68,858
MGM Resorts International Tranche E 7.00% 2/21/14		295,000	289,877
Multiplan 4.75% 8/26/17		86,656	82,685
Nuveen Investments
3.257% 5/13/17		189,834	182,952
2nd Lien 12.50% 7/9/15		270,000	280,395
PQ 6.74% 7/30/15		140,000	124,513
Remy International Tranche B 6.25% 12/16/16		123,750	122,306
Reynolds Group Holdings 6.50% 7/7/18		394,718	393,132
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	162,525
Texas Competitive Electric Holdings 3.76% 10/10/14		115,000	80,622
Toys R US Tranche B 6.00% 9/1/16		69,298	68,538
Univision Communications 4.489% 3/29/17		62,656	55,965

Visant 5.25% 12/31/16		127,556	119,971
Total Senior Secured Loans (cost $6,126,997)			6,097,806

ΔSovereign Bonds – 3.63%
Australia – 0.03%
Australia Government 5.75% 5/15/21	AUD	93,000	110,703
			110,703
Brazil – 0.15%
Brazilian Government International
5.625% 1/7/41	USD	231,000	269,115
8.875% 10/14/19		200,000	279,000
			548,115
Canada – 0.15%
Canadian Government
3.75% 6/1/19	CAD	203,000	228,059
4.00% 6/1/17	CAD	291,000	324,598
			552,657
Chile – 0.14%
Chile Government International 5.50% 8/5/20	CLP	256,000,000	516,189
			516,189
Finland – 0.03%
Finland Government 3.50% 4/15/21	EUR	89,000	126,442
			126,442
Germany – 0.16%
Deutschland Republic
2.25% 9/4/20	EUR	326,000	442,554
3.50% 7/4/19	EUR	99,000	146,587
			589,141
Indonesia – 0.08%
Indonesia Government International 7.25% 4/20/15	USD	11,000	12,513
Indonesia Treasury Bonds 11.00% 11/15/20	IDR	1,824,000,000	268,909
			281,422
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	281,000	92,293
			92,293
Mexico – 0.37%
Mexican Bonos
6.50% 6/10/21	MXN	1,382,000	99,386
7.50% 6/3/27	MXN	13,765,600	1,022,140
8.50% 5/31/29	MXN	2,940,300	233,906
			1,355,432
New Zealand – 0.03%
New Zealand Government 6.00% 5/15/21	NZD	110,000	100,424
			100,424
Norway – 0.82%
Norwegian Government
3.75% 5/25/21	NOK	1,091,000	202,575
4.25% 5/19/17	NOK	1,193,000	222,714
4.50% 5/22/19	NOK	6,318,000	1,215,964
5.00% 5/15/15	NOK	7,438,000	1,382,548
			3,023,801
Panama – 0.14%
Republic of Panama
6.70% 1/26/36	USD	60,000	78,600
7.125% 1/29/26		100,000	130,750
7.25% 3/15/15		113,000	130,798
8.875% 9/30/27		116,000	174,580
			514,728
Peru – 0.13%
Republic of Peru 7.125% 3/30/19		386,000	487,325
			487,325
Philippines – 0.21%
Republic of Philippines
6.25% 1/14/36	PHP	20,000,000	465,360
6.50% 1/20/20	USD	100,000	120,000
9.50% 10/21/24		35,000	50,575
9.875% 1/15/19		97,000	135,073
			771,008
Poland – 0.20%
Poland Government 5.25% 10/25/17	PLN	883,000	253,293
Poland Government International 5.00% 3/23/22	USD	478,000	482,183
			735,476
Republic of Korea – 0.05%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	178,487,733	174,941
			174,941
Russia – 0.18%
Russian-Eurobond
7.50% 3/31/30	USD	334,426	389,188
#144A 7.50% 3/31/30		254,675	296,378
			685,566
South Africa – 0.36%
#Eskom Holdings 144A 5.75% 1/26/21		258,000	263,805
South Africa Government 8.00% 12/21/18	ZAR	6,152,000	776,981

South Africa Government International 5.50% 3/9/20	USD	263,000	295,875
			1,336,661
Sweden – 0.16%
Sweden Government
3.00% 7/12/16	SEK	3,050,000	481,137
5.00% 12/1/20	SEK	615,000	115,162
			596,299
Turkey – 0.05%
Turkey Government International 5.625% 3/30/21	USD	200,000	203,250
			203,250
United Kingdom – 0.10%
United Kingdom Gilt
4.50% 3/7/19	GBP	91,000	170,412
4.75% 3/7/20	GBP	100,000	192,131
			362,543
Uruguay – 0.07%
Republic of Uruguay 8.00% 11/18/22	USD	177,750	244,406
			244,406
Total Sovereign Bonds (cost $13,387,223)			13,408,822

Supranational Banks – 0.15%
Inter-American Development Bank 3.875% 10/28/41		80,000	85,472
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	450,000	70,251
3.375% 4/30/15	NOK	1,500,000	258,216
3.625% 6/22/20	NOK	790,000	137,047
Total Supranational Banks (cost $546,011)			550,986

U.S. Treasury Obligations – 6.51%
U.S. Treasury Bonds
3.75% 8/15/41	USD	80,000	94,100
∞4.375% 5/15/41		3,425,000	4,463,203
U.S. Treasury Notes
0.25% 11/30/13		4,645,000	4,646,273
0.875% 11/30/16		9,575,000	9,605,669
1.375% 9/30/18		105,000	105,582
2.00% 11/15/21		5,065,000	5,123,567
Total U.S. Treasury Obligations (cost $23,753,927)			24,038,394

		Number of
		Shares
Preferred Stock – 0.21%
Alabama Power 5.625%		4,955	124,816
•PNC Financial Services Group 8.25%		115,000	118,819
•US Bancorp 3.50%		600	438,788
Volkswagen		635	95,125
Total Preferred Stock (cost $749,636)			777,548

Right – 0.00%
†LG Electronics		210	4,137
Total Right (cost $0)			4,137

		Principal
		Amount°
Short-Term Investments – 6.07%
≠Discount Notes – 1.27%
Fannie Mae 0.01% 3/7/12	USD	1,998,231	1,998,195
Federal Home Loan Bank 0.02% 3/21/12		2,682,820	2,682,760
			4,680,955
Repurchase Agreement – 4.26%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $15,750,035
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15; market value $16,065,000)		15,750,000	15,750,000
			15,750,000
≠U.S. Treasury Bill – 0.54%
U.S. Treasury Bill 0.001% 2/23/12		1,998,231	1,998,195
			1,998,195
Total Short-Term Investments (cost $22,429,122)			22,429,150

Total Value of Securities – 101.96%
(cost $351,963,652)			376,819,491

		Number of
		Contracts
Options Written – (0.00%)
Call Option – (0.00%)
U.S. Bond Future, strike price $147.00, expires 1/28/12 (JPMC)		(8)	(8,750)
			(8,750)
Put Option – (0.00%)
U.S. Bond Future, strike price $138.00, expires 1/28/12 (JPMC)		(10)	(2,656)
			(2,656)

Total Options Written (premium received $(19,199))			(11,406)
Liabilities Net of Receivables and Other Assets – (1.96%)			(7,234,449)
Net Assets Applicable to 34,716,112 Shares Outstanding – 100.00%			$369,573,636

†Non income producing security.
@Illiquid security. At December 31, 2011, the aggregate value of illiquid securities was $3,342,286, which represented 0.90% of the Fund’s net assets. See Note 5 in "Notes."
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2011, the aggregate value of the restricted securities was $0 or 0.00% of the Fund's net assets.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate value of fair valued securities was $80,077, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate value of Rule 144A securities was $18,079,745, which represented 4.89% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown or the rate as of December 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2011.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2011: 1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(1,014,524)	USD	1,033,412	1/13/12	$(2,383)
BAML	CAD	(818,843)	USD	805,635	1/13/12	2,123
BAML	CLP	(40,492,000)	USD	78,602	1/13/12	595
BAML	EUR	(1,643,718)	USD	2,210,702	1/13/12	83,199
BAML	IDR	(1,547,100,000)	USD	170,667	1/13/12	301
BAML	JPY	27,029,520	USD	(347,386)	1/13/12	3,905
BAML	MXN	(6,061,461)	USD	448,267	1/13/12	14,451
BAML	NOK	(2,816,934)	USD	489,161	1/13/12	18,423
BAML	PLN	(943,530)	USD	283,291	1/13/12	10,251
BAML	ZAR	(6,159,791)	USD	766,734	1/13/12	5,597
BCLY	EUR	(223,009)	USD	300,082	1/13/12	11,437
BCLY	JPY	13,699,746	USD	(175,853)	1/13/12	2,197
CGM	EUR	(554,276)	USD	745,301	1/13/12	27,889
CGM	JPY	13,717,452	USD	(176,127)	1/13/12	2,153
CGM	NOK	(2,551,590)	USD	443,277	1/13/12	16,880
CGM	NZD	90,525	USD	(70,551)	1/13/12	(160)
GSC	AUD	(774,218)	USD	792,083	1/13/12	1,633
GSC	GBP	326,490	USD	(511,185)	1/13/12	(4,132)
GSC	NOK	(387,520)	USD	67,292	1/13/12	2,534
HSBC	AUD	(1,075,555)	USD	1,102,142	1/13/12	4,039
HSBC	EUR	(131,039)	USD	176,700	1/13/12	7,094
HSBC	NOK	(1,616,786)	USD	281,493	1/13/12	11,312
JPMC	BRL	(539,505)	USD	300,393	1/13/12	11,882
JPMC	CAD	(395,901)	USD	390,458	1/13/12	1,970
JPMC	EUR	(230,598)	USD	310,823	1/13/12	12,355
JPMC	MXN	(5,291,983)	USD	392,129	1/13/12	13,385
JPMC	NOK	(3,513,819)	USD	611,450	1/13/12	24,255
MNB	AUD	8,684	USD	(8,914)	1/5/12	(39)
MNB	BRL	(7,218)	USD	3,833	1/3/12	(37)
MNB	CHF	(14,946)	USD	15,790	1/4/12	(125)
MNB	EUR	(4,832)	USD	6,222	1/3/12	(33)
MNB	EUR	(3,880)	USD	5,015	1/4/12	(6)
MNB	GBP	(17,423)	USD	26,774	1/4/12	(287)
MNB	JPY	(959,959)	USD	12,398	1/6/12	(77)
MNB	MYR	(1,931)	USD	608	1/3/12	(1)
MSC	AUD	(308,138)	USD	315,677	1/13/12	1,079
MSC	EUR	(1,003,368)	USD	1,352,167	1/13/12	53,484
MSC	GBP	(150,266)	USD	235,657	1/13/12	2,288
MSC	JPY	30,659,380	USD	(394,208)	1/13/12	4,259
MSC	KRW	681,215,850	USD	(604,300)	1/13/12	(17,303)
MSC	NOK	(3,709,187)	USD	645,381	1/13/12	25,537
						$351,924

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
13 Euro-Bund	$2,349,574	$2,339,292	3/13/12	$(10,282)
54 U.S. Treasury Long Bond	7,763,805	7,819,875	3/30/12	56,070
	$10,113,379			$45,788

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.17	USD	5,017,600	5.00%	12/20/16	$(129,160)
	ITRAXX Europe Subordinate Financials 16.1
BAML	5 yr CDS	EUR	1,615,000	5.00%	12/20/16	(14,347)
BAML	Kingdom of Spain 5 yr CDS	USD	380,000	1.00%	12/20/15	4,549
	ITRAXX Europe Subordinate Financials 16.1
BCLY	5 yr CDS	EUR	2,220,000	5.00%	12/20/16	(5,037)
	Kingdom of Spain
BCLY	5 yr CDS	USD	375,000	1.00%	3/20/15	25,526
BCLY	5 yr CDS		190,000	1.00%	3/21/16	2,963
BCLY	Republic of France 5 yr CDS		530,000	0.25%	9/20/16	3,897
GSC	Republic of France 5 yr CDS		227,000	0.25%	9/20/16	2,092
JPMC	CDX.NA.HY.17		3,008,600	5.00%	12/20/16	(110,177)
	ITRAXX Europe Crossover Financials 16.1
JPMC	5 yr CDS	EUR	815,000	5.00%	12/20/16	(8,991)
JPMC	MeadWestvaco 5 yr CDS	USD	185,000	1.00%	12/20/16	(4,703)
JPMC	Portuguese Republic 5 yr CDS		330,000	1.00%	6/20/15	92,963
JPMC	Republic of France 5 yr CDS		378,000	0.25%	9/20/16	2,875
MSC	CDX.EM.16		384,000	5.00%	12/20/16	2,457
MSC	CDX.NA.HY.17		107,800	5.00%	12/20/16	(3,070)
MSC	Japan 5 yr CDS		350,000	1.00%	9/20/16	3,226
MSC	Kingdom of Belgium 5 yr CDS		750,000	1.00%	12/20/16	(4,880)
MSC	Kingdom of Spain 5 yr CDS		507,000	2.00%	6/20/16	21,236
	Republic of France
MSC	5 yr CDS		500,000	0.25%	9/20/16	4,776
MSC	5 yr CDS		485,000	0.25%	12/20/16	2,822
MSC	Republic of Italy 5 yr CDS		400,000	1.00%	9/20/16	19,497
						$(91,486)

	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	185,000	1.00%	12/20/16	$4,436
JPMC	Tyson Foods CDS / Ba		195,000	1.00%	3/20/16	4,455
						$8,891
Total						$(82,595)

The use of foreign currency exchange contracts, futures contracts, options written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CLP – Chilean Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar

PHP – Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008– September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on December 31, 2011.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$354,353,965
Aggregate unrealized appreciation	$39,769,017
Aggregate unrealized depreciation	(17,303,491)
Net unrealized appreciation	$22,465,526

For federal income tax purposes, at September 30, 2011, capital loss carryforwards of $6,186,900 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $5,137,755 expires in 2016, $368,871 expires in 2017 and $680,274 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$22,809,016	$100,172	$22,909,188
Common Stock	207,964,840	234,211	2,998	208,202,049
Corporate Debt	59,708	78,399,130	-	78,458,838
Foreign Debt	-	19,738,270	-	19,738,270
Investment Companies	26,005	-	-	26,005
Municipal Bond	-	235,912	-	235,912
U.S. Treasury Obligations	-	24,038,394	-	24,038,394
Short-Term Investments	-	22,429,150	-	22,429,150
Other	658,729	118,819	4,137	781,685
Total	$208,709,282	$168,002,902	$107,307	$376,819,491

Foreign Currency Exchange
Contracts	$-	$351,924	$-	$351,924
Futures Contracts	$45,788	$-	$-	$45,788
Swap Contracts	$-	$(82,595)	$-	$(82,595)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Common
	Securities	Stock	Other	Total
Balance as of 9/30/11	$97,796	$60,409	$-	$158,205
Purchases	-	-	4,137	4,137
Transfers out of level 3	-	(114,800)	-	(114,800)
Net change in unrealized
appreciation/depreciation	2,376	57,389	-	59,765
Balance as of 12/31/11	$100,172	$2,998	$4,137	$107,307

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/11	$2,376	$57,389	$-	$59,765

During the period ended December 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $114,800 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended December 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the year ended December 31, 2011 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at September 30, 2010	-	$-
Options written	50	39,646
Options expired	(32)	(20,447)
Options outstanding at September 30, 2011	18	$19,199

Swap Contracts – The Fund may enter into index swap contracts and CDS contracts in the normal course of pursuing its investment objective. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of credit default swaps was $82,595. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received EUR 4,650,000 and USD 13,725,000 less the value of the contracts’ related reference obligations. The Fund received $1,418,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at December 31, 2011, the notional value of the protection sold was $380,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized appreciation of the protection sold was $8,891.

CDS swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments Location	Fair Value	Investments Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$352,533	Liabilities net of receivables and other assets	$(605)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	45,788	Liabilities net of receivables and other assets	-
Equity contracts (Options written)	Options written, at value	7,793	Liabilities net of receivables and other assets	-
Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	75,505	Liabilities net of receivables and other assets	(158,100)
Total		$481,619		$(158,705)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
		Loss on Derivatives	Depreciation on
	Location of Gain or Loss on	Recognized in	Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(202,824)	$181,038
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	867,411	(572,321)
Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation/depreciation of investments and foreign currencies	15,650	7,793
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(62,353)	(413,098)
Total		$617,884	$(796,588)

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. During the period ended December 31, 2011, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

December 31, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 37.20%
U.S. Markets – 20.97%
Consumer Discretionary – 2.48%
†AFC Enterprises	2,270	$33,369
†Apollo Group Class A	6,800	366,315
†Bally Technologies	370	14,637
Big 5 Sporting Goods	1,500	15,660
†Buffalo Wild Wings	315	21,266
CEC Entertainment	680	23,426
†Cheesecake Factory	665	19,518
Cinemark Holdings	1,105	20,431
Comcast Class A	10,900	258,439
Comcast Special Class	4,630	109,083
Cooper Tire & Rubber	1,205	16,882
DSW Class A	600	26,526
Expedia	990	28,730
†Ford Motor	6,630	71,339
†G-III Apparel Group	1,165	29,020
†Iconix Brand Group	1,875	30,544
†Jack in the Box	1,195	24,976
Jarden	1,980	59,162
Jones Group	805	8,493
†Jos. A Bank Clothiers	688	33,523
†Knology	1,875	26,625
Kohl's	1,070	52,805
Lowe's	18,600	472,067
Macy's	2,340	75,301
†Madden (Steven)	1,155	39,848
McDonald's	1,130	113,373
National CineMedia	1,485	18,414
NIKE Class B	2,600	250,562
Nordstrom	1,470	73,074
†OpenTable	225	8,804
†Perry Ellis International	1,445	20,548
†priceline.com	625	292,318
Regal Entertainment Group Class A	1,260	15,044
†Shuffle Master	2,680	31,410
Staples	13,900	193,071
Starbucks	1,060	48,771
Target	1,120	57,366
†Tenneco	870	25,909
†TripAdvisor	990	24,958
Viacom Class B	1,930	87,641
		3,139,248
Consumer Staples – 2.06%
Archer-Daniels-Midland	13,450	384,670
Avon Products	10,400	181,688
Bunge	1,475	84,370
Casey's General Stores	780	40,178
Coca-Cola	850	59,475
CVS Caremark	8,840	360,495
†Fresh Market	525	20,948
General Mills	1,720	69,505
J&J Snack Foods	600	31,968
Kimberly-Clark	4,470	328,813
Kraft Foods	7,173	267,983
PepsiCo	1,840	122,084
†Prestige Brands Holdings	2,600	29,302
Procter & Gamble	2,410	160,771
Safeway	13,000	273,520
†Susser Holdings	1,500	33,930
Walgreen	4,950	163,647
		2,613,347
Energy – 2.08%
Baker Hughes	500	24,320
Berry Petroleum Class A	675	28,364
Bristow Group	695	32,936
†Carrizo Oil & Gas	1,110	29,249
Chevron	3,600	383,039
ConocoPhillips	3,500	255,045
El Paso	7,500	199,275
EOG Resources	4,400	433,443
Exxon Mobil	2,370	200,881

Hess	820	46,576
†Key Energy Services	2,655	41,073
Lufkin Industries	360	24,232
Marathon Oil	9,700	283,918
National Oilwell Varco	650	44,194
†Newfield Exploration	1,250	47,163
Occidental Petroleum	870	81,519
†Pioneer Drilling	3,255	31,508
†RigNet	1,295	21,678
†Rosetta Resources	525	22,838
Schlumberger	1,640	112,028
†Swift Energy	555	16,495
Williams	8,300	274,066
		2,633,840
Financials – 2.37%
AFLAC	1,430	61,862
Allstate	9,400	257,654
American Equity Investment Life Holding	2,420	25,168
Apollo Investment	2,685	17,291
Bank of New York Mellon	13,200	262,811
†BBCN Bancorp	1,390	13,136
BlackRock	400	71,296
Capital One Financial	1,030	43,559
Cardinal Financial	2,045	21,963
City Holding	580	19,656
CME Group	1,010	246,107
DCT Industrial Trust	4,805	24,602
Dime Community Bancshares	1,760	22,176
DuPont Fabros Technology	1,180	28,580
EastGroup Properties	695	30,219
Entertainment Properties Trust	705	30,816
Flushing Financial	1,975	24,944
Home Bancshares	900	23,319
Home Properties	605	34,830
Host Hotels & Resorts	3,930	58,046
@Independent Bank	885	24,152
†IntercontinentalExchange	2,980	359,238
JPMorgan Chase	3,530	117,373
LaSalle Hotel Properties	1,315	31,836
M&T Bank	480	36,643
Marsh & McLennan	8,300	262,446
Park National	450	29,277
†Piper Jaffray	865	17,473
Primerica	1,165	27,075
ProAssurance	325	25,942
Prosperity Bancshares	835	33,692
Prudential Financial	1,740	87,209
Sovran Self Storage	780	33,283
Susquehanna Bancshares	3,200	26,816
Tanger Factory Outlet Centers	965	28,294
†Texas Capital Bancshares	810	24,794
Travelers	5,410	320,109
Trustmark	1,375	33,399
Webster Financial	1,440	29,362
Wells Fargo	4,750	130,910
		2,997,358
Healthcare – 2.74%
Abbott Laboratories	1,620	91,093
†Acorda Therapeutics	930	22,171
†Air Methods	410	34,625
†Align Technology	1,540	36,537
Allergan	4,600	403,603
AmerisourceBergen	1,120	41,653
Amgen	1,060	68,063
†AMN Healthcare Services	3,810	16,878
Baxter International	5,200	257,296
Cardinal Health	6,300	255,843
†Catalyst Health Solutions	575	29,900
†Celgene	840	56,784
†Conmed	895	22,975
†CryoLife	2,435	11,688
†Express Scripts	1,700	75,973
†Gilead Sciences	1,610	65,897
†Haemonetics	455	27,855
†Incyte	1,685	25,292
Johnson & Johnson	4,060	266,255
Merck	10,520	396,604
†Merit Medical Systems	2,031	27,175
†ONYX Pharmaceuticals	955	41,972
Perrigo	1,750	170,275
Pfizer	19,708	426,480
Quality Systems	700	25,893
Quest Diagnostics	4,300	249,658

†Quidel	1,745	26,402
†Salix Pharmaceuticals	325	15,551
†SonoSite	415	22,352
†Spectrum Pharmaceuticals	1,835	26,846
†Thermo Fisher Scientific	1,400	62,958
UnitedHealth Group	2,350	119,098
†Vertex Pharmaceuticals	590	19,594
West Pharmaceutical Services	685	25,996
		3,467,235
Industrials – 2.05%
AAON	1,360	27,866
Acuity Brands	555	29,415
Applied Industrial Technologies	1,035	36,401
Barnes Group	1,265	30,499
Caterpillar	2,440	221,063
†Chart Industries	500	27,035
†Columbus McKinnon	1,440	18,274
†CRA International	600	11,904
Cummins	550	48,411
Deere	1,000	77,350
Ducommun	430	5,483
ESCO Technologies	670	19,283
†Esterline Technologies	665	37,220
Expeditors International of Washington	4,550	186,368
FedEx	490	40,920
Fluor	770	38,693
General Electric	4,560	81,670
†Gibraltar Industries	1,520	21,219
Granite Construction	600	14,232
Honeywell International	1,420	77,177
†Hub Group Class A	1,155	37,457
Hunt (J.B.) Transport Services	740	33,352
†Kadant	1,070	24,193
†KEYW Holding	1,500	11,100
†Kforce	2,295	28,297
Lockheed Martin	560	45,304
Manpower	660	23,595
McGrath RentCorp	565	16,379
†MYR Group	1,370	26,222
Northrop Grumman	4,400	257,311
Raytheon	5,700	275,765
Republic Services	970	26,724
Rockwell Collins	400	22,148
Roper Industries	280	24,324
†RPX	490	6,199
†Tetra Tech	980	21,158
†Titan Machinery	1,105	24,012
Towers Watson Class A	880	52,738
Triumph Group	970	56,697
†Tutor Perini	900	11,106
Union Pacific	590	62,505
United Stationers	1,080	35,165
United Technologies	1,410	103,057
†URS	840	29,501
US Ecology	1,270	23,851
Waste Management	8,000	261,679
		2,590,322
Information Technology – 5.22%
†Adobe Systems	7,900	223,333
Adtran	1,035	31,216
†Amkor Technology	4,590	20,012
†Anixter International	530	31,609
†Apple	2,215	897,074
†Applied Micro Circuits	3,620	24,326
†Cirrus Logic	1,120	17,752
Cisco Systems	15,790	285,483
†Cognizant Technology Solutions Class A	1,060	68,169
†comScore	960	20,352
†EMC	3,880	83,575
†ExlService Holdings	590	13,198
†FARO Technologies	655	30,130
†Google Class A	945	610,375
Intel	14,530	352,353
International Business Machines	250	45,970
Intuit	6,250	328,688
†IXYS	1,790	19,386
j2 Global	1,155	32,502
†Liquidity Services	635	23,432
†LogMeln	820	31,611
MasterCard Class A	1,225	456,704
†MEMC Electronic Materials	3,800	14,972
Microsoft	6,110	158,616
Motorola Solutions	5,514	255,243

†NETGEAR	585	19,638
†Nuance Communications	1,330	33,463
Plantronics	795	28,334
†Polycom	7,400	120,620
†Progress Software	1,202	23,259
QUALCOMM	9,830	537,700
†QuinStreet	2,085	19,516
†Rofin-Sinar Technologies	680	15,538
†Semtech	865	21,469
†SolarWinds	680	19,006
†SS&C Technologies Holdings	1,720	31,063
†SuccessFactors	415	16,546
†Symantec	2,780	43,507
†Synaptics	510	15,377
Syntel	420	19,643
†TeleTech Holdings	1,625	26,325
†Teradata	3,800	184,338
†ValueClick	1,570	25,575
VeriSign	10,300	367,916
†ViaSat	535	24,674
Visa Class A	4,550	461,961
†Vocus	1,190	26,287
Xerox	30,700	244,372
†Yahoo	12,930	208,561
		6,610,769
Materials – 0.50%
Boise	3,155	22,464
†Castle (A.M.)	2,425	22,941
Celanese Class A	1,320	58,436
Cliffs Natural Resources	630	39,281
†Coeur d'Alene Mines	995	24,019
duPont (E.I.) deNemours	6,660	304,894
Eastman Chemical	980	38,279
†Ferro	3,045	14,890
Innophos Holdings	295	14,325
Koppers Holdings	490	16,836
†Owens-Illinois	1,480	28,682
Silgan Holdings	765	29,560
†TPC Group	940	21,930
		636,537
Telecommunication Services – 0.87%
AT&T	13,570	410,356
Atlantic Tele-Network	455	17,768
†Crown Castle International	8,400	376,320
Lumos Networks	1	8
NTELOS Holdings	847	17,262
Verizon Communications	6,800	272,816
		1,094,530
Utilities – 0.60%
AGL Resources	970	40,992
Cleco	810	30,861
Edison International	6,300	260,820
Exelon	1,120	48,574
MDU Resources Group	1,590	34,121
NorthWestern	565	20,221
OGE Energy	750	42,533
Progress Energy	4,723	264,583
UIL Holdings	605	21,399
		764,104
Total U.S. Markets (cost $22,315,224)		26,547,290

§Developed Markets – 11.52%
Consumer Discretionary – 1.53%
Bayerische Motoren Werke	2,594	173,766
Cie Financiere Richemont Class A	830	41,984
Crown	3,460	28,628
Don Quijote	5,700	195,604
Hennes & Mauritz Class B	1,390	44,697
Inditex	590	48,319
LVMH Moet Hennessy Louis Vuitton	255	36,104
McDonald's Holdings Japan	1,000	26,988
Next	840	35,710
Pirelli & C	2,700	22,731
PPR	665	95,230
Promotora de Informaciones ADR	839	4,061
Publicis Groupe	2,881	132,533
Reed Elsevier	3,770	30,391
Shimamura	300	30,678
Shimano	600	29,158
Sky City Entertainment Group	8,900	23,831
Sumitomo Rubber Industries	10,457	125,549
Suzuki Motor	1,600	33,098
Swatch Group Bearer Shares	95	35,552

Techtronic Industries	135,500	139,398
Toyota Motor	10,099	336,589
Yamada Denki	410	27,916
Yamaha	3,000	27,521
Yue Yuen Industrial Holdings	68,000	214,946
		1,940,982
Consumer Staples – 1.72%
Anheuser-Busch InBev	1,160	71,018
Aryzta	6,560	317,087
British American Tobacco	2,500	118,649
Coca-Cola Amatil	19,776	232,800
Danone	535	33,630
Diageo	2,520	55,053
Golden Agri-Resources	56,000	30,868
Greggs	36,312	285,392
Imperial Tobacco Group	1,050	39,713
Japan Tobacco	10	47,037
Kao	1,600	43,721
Kerry Group Class A	830	30,383
Koninklijke Ahold	3,020	40,668
L'Oreal	255	26,633
Nestle	2,460	141,432
Reckitt Benckiser Group	920	45,442
SABMiller	860	30,276
Seven & I Holdings	1,000	27,872
Tesco	55,852	350,001
Unilever	1,850	62,154
Unilever CVA	1,670	57,426
Wesfarmers	815	24,589
Woolworths	2,250	57,760
		2,169,604
Energy – 0.51%
Aker Solutions	2,030	21,365
AMEC	1,960	27,628
BG Group	4,230	90,439
†EDP Renovaveis	4,200	25,700
Fugro CVA	490	28,471
Inpex	4	25,208
†Nabors Industries	2,030	35,200
Neste Oil	2,500	25,253
Noble	1,550	46,841
Santos	2,700	33,800
Total	4,840	247,425
Woodside Petroleum	1,250	39,146
		646,476
Financials – 0.94%
AIA Group	14,800	46,211
Alterra Capital Holdings	1,080	25,520
Assicurazioni Generali	3,070	46,208
AXA	6,948	90,326
City Developments	4,000	27,445
Daito Trust Construction	400	34,304
Erste Group Bank	1,630	28,658
Hong Kong Exchanges & Clearing	2,600	41,545
†Lloyds Banking Group	95,000	38,225
London Stock Exchange Group	1,830	22,597
Man Group	11,300	22,063
Mitsubishi UFJ Financial Group	48,881	207,693
Nordea Bank	22,947	177,553
Seven Bank	15,000	29,431
Sony Financial Holdings	1,800	26,523
Standard Chartered	12,386	271,070
†UBS	4,680	55,707
		1,191,079
Healthcare – 1.60%
†Alkermes	2,245	38,973
Cie Generale d'Optique Essilor International	320	22,592
Coloplast Class B	185	26,606
Dainippon Sumitomo Pharma	2,400	27,349
Fresenius	320	29,603
Getinge Class B	1,210	30,663
GlaxoSmithKline	4,490	102,624
†ICON ADR	1,155	19,762
Meda Class A	21,295	221,551
Miraca Holdings	700	27,878
Novartis	4,683	267,742
Novo Nordisk ADR	2,200	253,572
Novo Nordisk Class B	495	56,882
Roche Holding	880	149,157
Sanofi	4,244	311,704
Santen Pharmaceutical	700	28,833
Shire	1,465	51,040
Teva Pharmaceutical Industries ADR	8,680	350,325
		2,016,856

Industrials – 1.91%
ABB	2,875	54,118
Aggreko	970	30,389
Alfa Laval	1,390	26,338
Alstom	3,840	116,441
Asahi Glass	11,000	92,334
Box Ships	1,530	12,806
Central Japan Railway	4	33,784
Cie de Saint-Gobain	3,031	116,367
Copa Holdings Class A	2,259	132,536
Deutsche Post	14,004	215,313
DSV	1,750	31,383
East Japan Railway	4,025	256,268
Elbit Systems	675	27,719
European Aeronautic Defence & Space	1,280	40,006
FANUC	200	30,613
Ferrovial	2,780	33,550
Fraport	535	26,311
G4S	8,050	33,985
Hochtief	525	30,368
Hoya	1,800	38,779
IHI	13,000	31,588
ITOCHU	22,337	226,968
Keppel	3,820	27,388
Koninklijke Philips Electronics	2,564	54,022
Kurita Water Industries	1,000	25,988
Mitsubishi Electric	5,000	47,947
Mitsubishi Heavy Industries	9,000	38,358
Rolls-Royce Holdings	4,620	53,569
=†Rolls-Royce Holdings Class C	465,600	723
Sandvik	2,530	31,046
Schneider Electric	565	29,746
Secom	700	32,290
Siemens	595	56,937
Societe BIC	315	27,926
Swire Pacific Class A	2,500	30,177
Teleperformance	9,720	216,054
Vallourec	694	45,052
Wendel	400	26,661
Yamato Holdings	2,200	37,076
		2,418,924
Information Technology – 0.70%
Accenture Class A	1,170	62,279
Amadeus IT Holding	1,650	26,768
ASM Pacific Technology	2,450	27,492
ASML Holding	1,160	48,754
Avago Technologies	1,150	33,189
Canon	1,700	75,325
†CGI Group Class A	23,583	444,459
Computershare	3,550	29,082
Infineon Technologies	4,000	30,108
†InterXion Holding	850	11,433
SAP	1,315	69,522
Trend Micro	900	26,909
		885,320
Materials – 1.64%
Agrium	790	53,017
Air Liquide	285	35,258
Anglo American	1,415	52,287
Anglo American ADR	2,000	36,972
†AuRico Gold	20,679	166,244
BASF	950	66,257
BHP Billiton	2,850	83,112
BHP Billiton Limited	4,050	142,572
Incitec Pivot	9,200	29,263
Israel Chemicals	3,111	32,244
Johnson Matthey	950	27,092
Kansai Paint	3,000	26,780
Kazakhmys	1,950	28,077
Lafarge	1,873	65,837
Lanxess	350	18,119
Newcrest Mining	1,565	47,378
Nitto Denko	800	28,628
Rexam	50,209	275,138
Rio Tinto	3,782	183,575
Rio Tinto Limited	390	24,052
Sika Bearer Shares	12	22,614
SSAB Class A	2,330	20,534
Syngenta	150	43,918
Syngenta ADR	3,850	226,919
ThyssenKrupp	1,550	35,557

Wacker Chemie	255	20,511
Yamana Gold	16,753	246,999
Yara International	830	33,305
		2,072,259
Telecommunication Services – 0.60%
China Mobile ADR	3,000	145,470
Softbank	1,200	35,348
Tele2 Class B	1,580	30,741
Vivendi	13,051	285,789
Vodafone Group	69,665	193,583
Vodafone Group ADR	2,520	70,636
		761,567
Utilities – 0.38%
Centrica	7,100	31,904
Enagas	1,300	24,042
National Grid	35,194	341,658
Shikoku Electric Power	1,000	28,664
SSE	1,920	38,501
Suez Environnement	1,750	20,159
		484,928
Total Developed Markets (cost $14,632,771)		14,587,995

XEmerging Markets – 4.71%
Consumer Discretionary – 0.36%
B2W Cia Global Do Varejo	2,584	12,482
†Ctrip.com International ADR	4,800	112,320
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,792	22,238
†Focus Media Holding ADR	1,000	19,490
Grupo Televisa ADR	6,025	126,887
†Hyundai Home Shopping Network	872	100,044
†LG Electronics	556	35,684
†Magazine Luiza	900	4,608
@Turkiye Sise ve Cam Fabrikalari	15,623	23,621
		457,374
Consumer Staples – 0.46%
Brazil Foods ADR	2,700	52,785
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	700	25,501
China Mengniu Dairy	8,000	18,706
@Cresud ADR	2,690	30,639
Fomento Economico Mexicano ADR	600	41,826
Hypermarcas	3,800	17,336
KT&G	1,251	87,842
@†Lotte Chilsung Beverage	72	90,990
@†Lotte Confectionery	46	67,735
Tingyi Cayman Islands Holding	17,908	54,416
Tsingtao Brewery	6,004	33,241
@United Spirits	3,410	31,640
Wal-Mart de Mexico Series V	8,990	24,674
		577,331
Energy – 1.03%
Banpu NVDR	5,064	87,637
China Coal Energy	48,000	51,791
China Petroleum & Chemical ADR	125	13,131
CNOOC	108,000	188,839
CNOOC ADR	300	52,404
Gazprom ADR	9,060	96,770
LUKOIL ADR	700	37,240
Oil India	1,254	28,117
PetroChina ADR	375	46,616
Petroleo Brasileiro SA ADR	9,100	226,135
Petroleo Brasileiro SP ADR	7,971	187,239
Polski Koncern Naftowy Orlen	1,660	16,307
PTT	4,665	47,020
PTT Exploration & Production	2,364	12,251
#Reliance Industries GDR 144A	2,870	76,342
Rosneft Oil GDR	7,600	50,160
Sasol ADR	1,000	47,400
Tambang Batubara Bukit Asam	20,000	38,269
		1,303,668
Financials – 0.75%
ABSA Group	1,154	20,156
Banco Bradesco ADR	1,815	30,274
Banco Santander Brasil ADR	6,100	49,654
Bangkok Bank	8,364	40,693
Bank of China	80,300	29,570
Cathay Financial Holding	19,023	20,540
China Construction Bank	60,080	41,927
Credicorp	300	32,841
=#@†Etalon Group GDR 144A	3,700	17,390
Fubon Financial Holding	28,556	30,220
†Grupo Financiero Banorte	7,900	23,918
@Hong Leong Bank	4,200	14,442
ICICI Bank ADR	1,100	29,073

Industrial & Commercial Bank of China	62,459	37,074
@IRSA Inversiones y Representaciones ADR	1,200	12,444
Itau Unibanco Holding ADR	2,500	46,400
@KB Financial Group ADR	2,627	82,330
@KLCC Property Holdings	37,500	37,263
Malayan Banking	11,518	31,175
OTP Bank	1,584	20,931
Samsung Life Insurance	600	41,872
@Sberbank	32,097	72,218
Standard Bank Group	5,817	71,158
Torunlar Gayrimenkul Yatirim Ortakligi	5,400	11,373
Turkiye Is Bankasi Class C	3,882	6,817
@†UEM Land Holdings	76,252	58,211
VTB Bank GDR	11,000	39,710
		949,674
Industrials – 0.19%
All America Latina Logistica	4,250	21,214
†Empresas ADR	6,100	29,158
Gol Linhas Aereas Inteligentes ADR	5,700	37,791
@KCC	338	83,243
Santos Brasil Participacoes	2,400	31,778
@†Tianjin Development Holdings	16,000	8,261
United Tractors	11,736	34,105
		245,550
Information Technology – 0.66%
†Alibaba.com	10,500	10,856
†Foxconn International Holdings	41,000	26,448
Hon Hai Precision Industry	48,924	133,921
HTC	2,152	35,316
LG Display ADR	1,900	20,007
MediaTek	3,000	27,489
MStar Semiconductor	2,201	11,483
Samsung Electronics	239	218,126
@†Shanda Interactive Entertainment ADR	1,300	52,013
†Sina	600	31,200
†Sohu.com	2,264	113,200
Taiwan Semiconductor Manufacturing	22,034	55,149
Taiwan Semiconductor Manufacturing ADR	3,500	45,185
United Microelectronics	129,000	54,096
		834,489
Materials – 0.52%
Anglo American Platinum	457	30,117
ArcelorMittal South Africa	6,017	51,117
Braskem ADR	2,000	28,200
†Cemex ADR	15,853	85,448
Cia de Minas Buenaventura ADR	1,300	49,842
Fibria Celulose ADR	6,837	53,123
@Gerdau	4,000	26,299
Gerdau ADR	3,400	26,554
Impala Platinum Holdings	946	19,611
†Jastrzebska Spolka Weglowa	800	19,496
MMC Norilsk Nickel ADR	1,785	27,328
Petronas Chemicals Group	17,000	33,249
POSCO ADR	325	26,683
Siam Cement NVDR	2,100	20,834
Steel Authority of India	15,424	23,711
Ultratech Cement	1,404	30,893
Vale ADR	4,925	105,641
		658,146
Telecommunication Services – 0.67%
America Movil ADR	2,200	49,720
China Telecom	78,000	44,390
China Unicom Hong Kong ADR	4,908	103,706
Chunghwa Telecom ADR	1,760	58,573
KT ADR	4,800	75,072
†LG Uplus	5,139	32,804
Mobile Telesystems ADR	11,637	170,831
MTN Group	2,804	49,924
SK Telecom ADR	6,200	84,382
Telefonica Brasil ADR	1,550	42,362
Turkcell Iletisim Hizmet ADR	4,300	50,568
Vodacom Group	7,742	85,355
		847,687
Utilities – 0.07%
Centrais Eletricas Brasileiras ADR	4,100	39,811
@Huaneng Power International ADR	1,050	22,071
Light	1,600	24,732
		86,614
Total Emerging Markets (cost $6,595,183)		5,960,533
Total Common Stock (cost $43,543,178)		47,095,818

Convertible Preferred Stock – 0.15%

Apache 6.00% exercise price $109.12, expiration date 8/1/13		600	32,568
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		427	23,245
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		35	27,440
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		24	23,580
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		44	38,621
PPL 9.50% exercise price $28.80, expiration date 7/1/13		450	24,975
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		173	21,488
Total Convertible Preferred Stock (cost $221,113)			191,917

Exchange-Traded Funds – 0.03%
iShares MSCI EAFE Growth Index		550	28,606
iShares MSCI Japan Index Fund		1,500	13,665
Total Exchange-Traded Funds (cost $41,887)			42,271

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.62%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	124,140	131,515
Series 2003-32 PH 5.50% 3/25/32		72,072	75,163
Series 2010-41 PN 4.50% 4/25/40		60,000	65,310
Series 2010-96 DC 4.00% 9/25/25		115,000	123,790
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		165,000	180,179
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	156,780
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	52,791
Total Agency Collateralized Mortgage Obligations (cost $745,251)			785,528

Agency Mortgage-Backed Securities – 5.87%
Fannie Mae S.F. 15 yr
3.00% 11/1/26		31,808	32,904
4.00% 7/1/25		112,403	118,582
4.00% 11/1/25		173,245	184,339
4.00% 1/1/26		294,686	310,886
5.00% 9/1/18		38,794	41,901
5.50% 7/1/22		46,583	50,605
Fannie Mae S.F. 15 yr TBA 3.50% 1/1/27		270,000	282,319
Fannie Mae S.F. 20 yr 5.50% 8/1/28		84,349	91,838
Fannie Mae S.F. 30 yr
3.50% 2/1/41		130,575	134,407
4.50% 6/1/38		88,011	93,730
5.00% 12/1/36		443,555	479,540
6.50% 2/1/36		25,891	29,199
Fannie Mae S.F. 30 yr TBA
3.50% 1/1/42		935,000	961,589
4.00% 2/1/42		670,000	702,034
5.50% 1/1/42		1,175,000	1,279,465
6.00% 1/1/42		2,280,000	2,510,493
6.00% 2/1/42		110,000	120,863
Total Agency Mortgage-Backed Securities (cost $7,292,622)			7,424,694

Commercial Mortgage-Backed Securities – 2.41%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		70,000	74,189
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.333% 11/10/42		35,000	38,147
Series 2006-4 A4 5.634% 7/10/46		50,000	55,327
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41		90,000	96,841
Series 2005-PW10 A4 5.405% 12/11/40		60,000	66,047
Series 2005-T20 A4A 5.299% 10/12/42		35,000	38,706
Series 2006-PW12 A4 5.902% 9/11/38		25,000	27,887
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	104,117
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		50,000	54,819
#Series 2010-C1 A1 144A 3.156% 7/10/46		63,498	65,140
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		225,000	237,069
•Series 2004-GG2 A6 5.396% 8/10/38		115,000	123,139
Series 2005-GG4 A4 4.761% 7/10/39		290,000	303,917
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	53,376
#Series 2010-C1 A2 144A 4.592% 8/10/43		100,000	109,500
•#Series 2010-C1 C 144A 5.635% 8/10/43		300,000	272,156
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.373% 12/15/44		275,000	304,204
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		75,000	78,394
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41		430,000	462,427
Series 2007-T27 A4 5.792% 6/11/42		240,000	273,394
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		100,000	111,792
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		95,000	101,156
Total Commercial Mortgage-Backed Securities (cost $2,816,734)			3,051,744

Convertible Bonds – 1.20%
Aerospace & Defense – 0.06%
AAR 1.75% exercise price $29.27, expiration date 1/1/26		41,000	41,000
L-3 Communications Holdings 3.00% exercise price $96.48, expiration date 8/1/35		35,000	33,688
			74,688

Automobiles & Automotive Parts – 0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	67,000	43,550
		43,550
Banking, Finance & Insurance – 0.08%
#Ares Capital 144A 5.75% exercise price $19.12, expiration date 2/1/16	39,000	37,733
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	30,000	26,400
Jefferies Group 3.875% exercise price $38.13, expiration date 11/1/29	40,000	33,200
		97,333
Capital Goods – 0.03%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	17,000	16,108
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	25,000	23,781
		39,889
Computers & Technology – 0.10%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	36,000	50,850
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	30,000	29,850
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	34,000	40,205
		120,905
Electronics & Electrical Equipment – 0.18%
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	31,000	31,465
6.00% exercise price $28.08, expiration date 4/30/15	48,000	47,100
Intel 2.95% exercise price $30.36, expiration date 12/15/35	25,000	26,156
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	82,000	84,152
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	37,000	37,000
		225,873
Energy – 0.06%
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	36,000	29,880
James River Coal 4.50% exercise price $25.78, expiration date 12/1/15	16,000	12,520
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	7,000	7,175
Transocean 1.50% exercise price $164.09 expiration date 12/15/37	27,000	26,663
		76,238
Healthcare & Pharmaceuticals – 0.20%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	35,000	33,338
Amgen 0.375% exercise price $78.45, expiration date 2/1/13	40,000	40,350
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	18,000	12,713
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	99,000	94,915
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	21,000	36,776
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	18,000	17,685
2.75% exercise price $42.13, expiration date 6/30/17	28,000	20,545
		256,322
Leisure, Lodging & Entertainment – 0.11%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	25,000	27,938
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	79,000	70,211
MGM MIRAGE 4.25% exercise price $18.58, expiration date 4/10/15	37,000	35,196
		133,345
Packaging & Containers – 0.05%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	61,000	57,035
		57,035
Real Estate – 0.11%
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	20,000	18,500
Health Care REIT 3.00% exercise price $51.13, expiration date 11/30/29	48,000	55,140
#Lexington Master 144A 5.45% exercise price $19.49, expiration date 1/20/12	4,000	4,035
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	30,000	35,850
National Retail Properties 5.125% exercise price $25.38, expiration date 6/15/28	22,000	25,135
		138,660
Retail – 0.04%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	57,000	56,003
		56,003
Telecommunications – 0.15%
#Alaska Communications System Group 144A 6.25 exercise price $10.28, expiration date 4/27/18	43,000	27,574
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	40,000	35,300
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	24,000	15,480
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	55,000	48,124
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	13,000	19,825
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	40,000	48,000
		194,303
Total Convertible Bonds (cost $1,532,331)		1,514,144

Corporate Bonds – 26.24%
Banking – 2.74%
Abbey National Treasury Services 4.00% 4/27/16	90,000	80,822
#Bank of Montreal 144A 2.85% 6/9/15	100,000	103,740
BB&T 5.25% 11/1/19	115,000	125,717
•BB&T Capital Trust IV 6.82% 6/12/57	45,000	45,450
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15	100,000	103,512
Capital One Capital V 10.25% 8/15/39	67,000	69,931
City National 5.25% 9/15/20	90,000	89,509
Fifth Third Bancorp 3.625% 1/25/16	135,000	137,098
•Fifth Third Capital Trust IV 6.50% 4/15/37	160,000	157,600
•#HBOS Capital Funding 144A 6.071% 6/29/49	70,000	44,100

#HSBC Bank 144A 4.75% 1/19/21		150,000	155,830
HSBC Holdings 4.875% 1/14/22		65,000	68,835
JPMorgan Chase 5.40% 1/6/42		60,000	62,852
JPMorgan Chase Capital XXV 6.80% 10/1/37		185,000	187,544
KeyCorp 5.10% 3/24/21		270,000	280,899
Korea Development Bank 8.00% 1/23/14		100,000	110,080
PNC Funding
5.125% 2/8/20		305,000	345,220
5.25% 11/15/15		50,000	54,430
5.625% 2/1/17		165,000	179,864
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,500
SunTrust Banks 3.50% 1/20/17		105,000	105,663
SVB Financial Group 5.375% 9/15/20		150,000	153,938
US Bank 6.30% 2/4/14		250,000	274,535
•USB Capital IX 3.50% 10/29/49		220,000	153,679
Wachovia
•0.773% 10/15/16		90,000	80,173
5.25% 8/1/14		45,000	47,493
5.625% 10/15/16		115,000	125,332
Zions Bancorporation 7.75% 9/23/14		53,000	56,230
			3,473,576
Basic Industry – 3.00%
AK Steel 7.625% 5/15/20		70,000	66,150
Alcoa
5.40% 4/15/21		130,000	130,478
6.75% 7/15/18		155,000	171,331
#Algoma Acquisition 144A 9.875% 6/15/15		34,000	29,410
ArcelorMittal 9.85% 6/1/19		145,000	161,487
Barrick North America Finance 4.40% 5/30/21		190,000	206,168
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		85,000	65,663
Century Aluminum 8.00% 5/15/14		66,000	66,165
CF Industries 7.125% 5/1/20		47,000	55,695
#CODELCO 144A 3.75% 11/4/20		100,000	102,055
Compass Minerals International 8.00% 6/1/19		37,000	40,053
Dow Chemical
4.125% 11/15/21		110,000	113,053
8.55% 5/15/19		288,000	377,340
Ecolab
3.00% 12/8/16		205,000	212,297
5.50% 12/8/41		40,000	44,496
#FMG Resources August 2006 144A 7.00% 11/1/15		55,000	55,825
Georgia-Pacific
8.00% 1/15/24		240,000	308,340
#144A 5.40% 11/1/20		15,000	16,644
Headwaters 7.625% 4/1/19		85,000	75,650
Hexion U.S. Finance 8.875% 2/1/18		42,000	39,585
International Paper
4.75% 2/15/22		65,000	69,228
9.375% 5/15/19		85,000	110,609
#MacDermid 144A 9.50% 4/15/17		47,000	47,000
Mohawk Industries 6.875% 1/15/16		23,000	24,840
Momentive Performance Materials 11.50% 12/1/16		80,000	60,000
#Murray Energy 144A 10.25% 10/15/15		48,000	47,880
#Nalco 144A 6.625% 1/15/19		30,000	34,725
#Newcrest Finance 144A 4.45% 11/15/21		55,000	54,358
Norcraft 10.50% 12/15/15		83,000	77,813
#Nortek 144A 8.50% 4/15/21		75,000	63,750
Novelis 8.75% 12/15/20		60,000	64,650
Ply Gem Industries 13.125% 7/15/14		70,000	62,300
Rio Tinto Finance USA 3.75% 9/20/21		150,000	157,500
Ryerson
•7.804% 11/1/14		4,000	3,700
12.00% 11/1/15		57,000	57,855
Smurfit Kappa Funding 7.75% 4/1/15		43,000	43,215
Steel Dynamics 7.75% 4/15/16		8,000	8,380
Teck Resources
4.75% 1/15/22		160,000	172,328
9.75% 5/15/14		52,000	61,142
#Xstrata Finance Canada 144A 4.95% 11/15/21		230,000	235,431
			3,794,589
Brokerage – 0.31%
•Bear Stearns 4.947% 12/7/12	AUD	190,000	192,390
Jefferies Group
6.25% 1/15/36	USD	10,000	8,277
6.45% 6/8/27		35,000	29,488
Lazard Group 6.85% 6/15/17		152,000	159,624
			389,779
Capital Goods – 0.40%
Anixter 10.00% 3/15/14		4,000	4,380
Berry Plastics 9.75% 1/15/21		60,000	60,150
Kratos Defense & Security Solutions 10.00% 6/1/17		30,000	30,900
#Meccanica Holdings 144A 6.25% 7/15/19		100,000	81,983
#Plastipak Holdings 144A 10.625% 8/15/19		28,000	31,080

Pregis 12.375% 10/15/13	59,000	56,640
RBS Global 11.75% 8/1/16	43,000	45,365
Republic Services 5.70% 5/15/41	5,000	5,757
#Reynolds Group Issuer 144A 9.00% 4/15/19	100,000	95,500
Stanley Black & Decker 3.40% 12/1/21	65,000	66,464
Trimas 9.75% 12/15/17	28,000	30,520
		508,739
Consumer Cyclical – 1.46%
American Axle & Manufacturing 7.875% 3/1/17	98,000	97,510
CKE Restaurants 11.375% 7/15/18	48,000	52,560
CVS Caremark 5.75% 5/15/41	155,000	185,274
Dave & Buster's 11.00% 6/1/18	20,000	20,400
#Delphi 144A 6.125% 5/15/21	75,000	77,625
Ford Motor 7.45% 7/16/31	122,000	147,010
Ford Motor Credit 12.00% 5/15/15	100,000	123,249
Goodyear Tire & Rubber 8.25% 8/15/20	45,000	49,275
Hanesbrands 6.375% 12/15/20	105,000	107,100
Historic TW 6.875% 6/15/18	200,000	238,677
Host Hotels & Resorts
6.00% 11/1/20	50,000	51,375
#144A 5.875% 6/15/19	35,000	35,788
#144A 6.00% 10/1/21	46,000	47,265
Ingles Markets 8.875% 5/15/17	33,000	35,888
Johnson Controls 3.75% 12/1/21	95,000	98,289
Macy's Retail Holdings 5.90% 12/1/16	45,000	50,340
Meritor 8.125% 9/15/15	75,000	67,500
New Albertsons 7.25% 5/1/13	14,000	14,630
OSI Restaurant Partners 10.00% 6/15/15	35,000	36,356
#Sealy Mattress 144A 10.875% 4/15/16	12,000	13,170
Tomkins 9.00% 10/1/18	67,000	74,621
Tops Holding 10.125% 10/15/15	19,000	19,950
Wyndham Worldwide
5.625% 3/1/21	65,000	67,237
5.75% 2/1/18	80,000	84,798
Yankee Candle 9.75% 2/15/17	52,000	50,960
		1,846,847
Consumer Non-Cyclical – 3.35%
Accellent 8.375% 2/1/17	35,000	34,475
Amgen 3.45% 10/1/20	150,000	146,798
#AMGH Merger Sub 144A 9.25% 11/1/18	55,000	56,925
#Aristotle Holding 144A
3.50% 11/15/16	40,000	40,784
4.75% 11/15/21	85,000	88,129
6.125% 11/15/41	45,000	48,827
Becton, Dickinson 3.125% 11/8/21	90,000	93,301
Bio-Rad Laboratories
4.875% 12/15/20	20,000	20,851
8.00% 9/15/16	18,000	19,800
Biomet
11.625% 10/15/17	28,000	30,520
PIK 10.375% 10/15/17	23,000	25,013
Boston Scientific 6.00% 1/15/20	85,000	95,042
CareFusion 6.375% 8/1/19	185,000	218,792
Celgene 3.95% 10/15/20	180,000	181,616
Coca-Cola Enterprises 4.50% 9/1/21	590,000	655,966
Community Health Systems 8.875% 7/15/15	10,000	10,350
Del Monte 7.625% 2/15/19	60,000	57,900
DENTSPLY International 4.125% 8/15/21	90,000	93,019
#Dole Food 144A 8.00% 10/1/16	28,000	29,330
Dr. Pepper Snapple Group
2.60% 1/15/19	45,000	44,814
3.20% 11/15/21	20,000	20,335
Express Scripts 3.125% 5/15/16	15,000	15,098
General Mills 3.15% 12/15/21	100,000	101,523
Hospira 6.40% 5/15/15	125,000	135,317
Jarden
6.125% 11/15/22	40,000	41,100
7.50% 1/15/20	5,000	5,350
Medco Health Solutions 7.125% 3/15/18	145,000	169,227
#Multiplan 144A 9.875% 9/1/18	60,000	62,700
NBTY 9.00% 10/1/18	90,000	99,450
PerkinElmer 5.00% 11/15/21	65,000	65,898
#Pernod-Ricard 144A 4.45% 1/15/22	180,000	188,947
Quest Diagnostics 4.70% 4/1/21	195,000	208,277
Radnet Management 10.375% 4/1/18	23,000	20,355
Safeway 4.75% 12/1/21	105,000	107,770
Sara Lee 4.10% 9/15/20	64,000	64,707
#Scotts Miracle-Gro 144A 6.625% 12/15/20	25,000	25,500
Smucker (J.M.) 3.50% 10/15/21	165,000	169,152
Teva Pharmaceutical Finance IV 3.65% 11/10/21	190,000	193,654
Tyson Foods 10.50% 3/1/14	37,000	42,920
#Viskase 144A 9.875% 1/15/18	61,000	62,068

#Woolworths 144A
3.15% 4/12/16	45,000	46,523
4.55% 4/12/21	175,000	188,028
Yale University 2.90% 10/15/14	105,000	111,244
Zimmer Holdings 4.625% 11/30/19	90,000	98,249
		4,235,644
Energy – 4.25%
Antero Resources Finance 9.375% 12/1/17	19,000	20,615
Berry Petroleum 10.25% 6/1/14	12,000	13,635
#BG Energy Capital 144A 4.00% 10/15/21	200,000	206,569
Chesapeake Energy 6.50% 8/15/17	55,000	58,850
Comstock Resources 7.75% 4/1/19	15,000	14,325
Copano Energy 7.75% 6/1/18	33,000	34,485
Ecopetrol 7.625% 7/23/19	90,000	109,350
El Paso Pipeline Partners Operating 6.50% 4/1/20	80,000	88,570
•Enbridge Energy Partners 8.05% 10/1/37	175,000	185,118
Encana 3.90% 11/15/21	215,000	216,429
Energy Transfer Partners 9.70% 3/15/19	125,000	153,350
#ENI 144A 4.15% 10/1/20	180,000	178,713
Ensco 4.70% 3/15/21	45,000	46,951
Enterprise Products Operating
•7.034% 1/15/68	190,000	197,841
9.75% 1/31/14	150,000	173,355
EQT 4.875% 11/15/21	90,000	91,027
Forest Oil 7.25% 6/15/19	44,000	45,100
#Helix Energy Solutions Group 144A 9.50% 1/15/16	71,000	74,195
#Hercules Offshore 144A 10.50% 10/15/17	52,000	50,830
#Hilcorp Energy I 144A 7.625% 4/15/21	55,000	57,888
HollyFrontier 9.875% 6/15/17	33,000	36,630
Inergy 6.875% 8/1/21	30,000	30,300
Kinder Morgan Energy Partners
4.15% 3/1/22	185,000	188,558
9.00% 2/1/19	140,000	176,854
Linn Energy
8.625% 4/15/20	28,000	30,520
#144A 6.50% 5/15/19	20,000	19,950
#NFR Energy 144A 9.75% 2/15/17	48,000	43,440
NiSource Finance
4.45% 12/1/21	75,000	76,787
5.80% 2/1/42	100,000	104,979
Noble Energy
4.15% 12/15/21	110,000	114,021
8.25% 3/1/19	70,000	91,157
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	57,188
Petrobras International Finance
3.875% 1/27/16	37,000	38,303
5.375% 1/27/21	120,000	126,672
5.75% 1/20/20	75,000	80,634
5.875% 3/1/18	15,000	16,491
Petrohawk Energy 7.25% 8/15/18	90,000	101,700
Petroleum Development 12.00% 2/15/18	48,000	52,320
Plains All American Pipeline 8.75% 5/1/19	140,000	179,103
Pride International 6.875% 8/15/20	245,000	287,723
Quicksilver Resources 9.125% 8/15/19	40,000	42,600
SandRidge Energy
7.50% 3/15/21	20,000	19,950
#144A 9.875% 5/15/16	70,000	75,250
Sempra Energy 6.15% 6/15/18	95,000	112,129
Statoil 3.15% 1/23/22	150,000	154,600
•TransCanada PipeLines 6.35% 5/15/67	270,000	271,212
Transocean
5.05% 12/15/16	55,000	56,220
6.375% 12/15/21	115,000	122,458
Weatherford International
5.125% 9/15/20	130,000	135,330
9.625% 3/1/19	105,000	135,981
Williams
7.75% 6/15/31	28,000	34,926
8.75% 3/15/32	25,000	32,844
Williams Partners 7.25% 2/1/17	105,000	124,701
#Woodside Finance 144A
8.125% 3/1/14	160,000	179,014
8.75% 3/1/19	10,000	12,612
		5,380,353
Financials – 1.14%
#CDP Financial 144A 4.40% 11/25/19	250,000	271,714
E Trade Financial 12.50% 11/30/17	73,000	82,855
General Electric Capital
4.65% 10/17/21	285,000	298,029
6.00% 8/7/19	265,000	304,858
•#ILFC E-Capital Trust I 144A 4.34% 12/21/65	125,000	74,373
International Lease Finance
6.25% 5/15/19	77,000	71,234
8.25% 12/15/20	35,000	35,438
8.75% 3/15/17	35,000	36,138
#IPIC GMTN 144A 5.50% 3/1/22	200,000	201,000
#Nuveen Investments 144A 10.50% 11/15/15	70,000	69,125
		1,444,764

Insurance – 0.76%
American International Group 4.875% 9/15/16	10,000	9,473
•Chubb 6.375% 3/29/67	105,000	104,213
Coventry Health Care 5.45% 6/15/21	180,000	200,391
#Highmark 144A
4.75% 5/15/21	100,000	102,673
6.125% 5/15/41	20,000	21,689
•ING Groep 5.775% 12/29/49	60,000	48,000
•#Liberty Mutual Group 144A 7.00% 3/15/37	35,000	29,750
MetLife
6.40% 12/15/36	120,000	114,150
6.817% 8/15/18	95,000	113,160
Prudential Financial
3.875% 1/14/15	25,000	25,913
4.50% 11/15/20	35,000	35,258
4.50% 11/16/21	45,000	45,542
6.00% 12/1/17	50,000	55,678
•XL Group 6.50% 12/29/49	70,000	55,475
		961,365
Media – 0.88%
Affinion Group 7.875% 12/15/18	60,000	51,000
CCO Holdings
7.00% 1/15/19	25,000	26,188
7.375% 6/1/20	15,000	15,900
Clear Channel Communications 9.00% 3/1/21	35,000	29,663
DISH DBS 7.875% 9/1/19	40,000	45,400
Lamar Media 6.625% 8/15/15	46,000	47,130
Nielsen Finance
11.50% 5/1/16	2,000	2,300
11.625% 2/1/14	4,000	4,615
#Sinclair Television Group 144A 9.25% 11/1/17	33,000	36,135
#Sirius XM Radio 144A 8.75% 4/1/15	65,000	71,500
Time Warner Cable 8.25% 4/1/19	105,000	132,069
#UPCB Finance III 144A 6.625% 7/1/20	150,000	148,500
Viacom 3.875% 12/15/21	315,000	322,234
Videotron 6.375% 12/15/15	4,000	4,090
#WPP Finance 2010 144A 4.75% 11/21/21	125,000	124,332
#XM Satellite Radio 144A 13.00% 8/1/13	49,000	55,860
		1,116,916
Real Estate – 0.99%
American Tower 5.90% 11/1/21	140,000	147,466
Brandywine Operating Partnership 4.95% 4/15/18	100,000	98,569
Developers Diversified Realty
4.75% 4/15/18	55,000	52,695
7.50% 4/1/17	35,000	37,825
7.875% 9/1/20	108,000	120,672
9.625% 3/15/16	33,000	38,421
Digital Realty Trust 5.25% 3/15/21	110,000	110,405
ERP Operating 4.625% 12/15/21	60,000	61,304
Health Care REIT 5.25% 1/15/22	145,000	142,330
Regency Centers 4.80% 4/15/21	90,000	91,696
Simon Property Group 4.125% 12/1/21	80,000	83,824
Ventas Realty 6.50% 6/1/16	24,000	24,767
Vornado Realty 5.00% 1/15/22	110,000	111,129
#WEA Finance 144A 4.625% 5/10/21	135,000	132,750
		1,253,853
Services – 0.77%
Ameristar Casinos 7.50% 4/15/21	65,000	67,275
Beazer Homes USA 9.125% 5/15/19	40,000	27,500
Casella Waste Systems 11.00% 7/15/14	10,000	10,900
#Equinox Holdings 144A 9.50% 2/1/16	9,000	9,293
FTI Consulting 6.75% 10/1/20	5,000	5,188
Geo Group 6.625% 2/15/21	40,000	40,400
Host Hotels & Resorts 6.375% 3/15/15	35,000	35,788
Iron Mountain 7.75% 10/1/19	15,000	15,919
M/I Homes 8.625% 11/15/18	50,000	44,500
Marina District Finance 9.875% 8/15/18	25,000	22,938
MGM Resorts International 11.375% 3/1/18	163,000	180,114
Mobile Mini 6.875% 5/1/15	13,000	13,146
PHH 9.25% 3/1/16	140,000	133,699
Pinnacle Entertainment 8.75% 5/15/20	80,000	78,800
Royal Caribbean Cruises 7.00% 6/15/13	17,000	17,935
RSC Equipment Rental 10.25% 11/15/19	42,000	45,990
Ryland Group 8.40% 5/15/17	33,000	34,526
Standard Pacific 10.75% 9/15/16	42,000	44,310
#United Air Lines 144A 12.00% 11/1/13	52,000	54,470
Western Union 3.65% 8/22/18	70,000	71,876
Wynn Las Vegas 7.75% 8/15/20	15,000	16,725
		971,292

Technology – 1.19%
Amkor Technology 7.375% 5/1/18	35,000	35,963
Avaya
9.75% 11/1/15	65,000	58,825
#144A 7.00% 4/1/19	70,000	68,250
PIK 10.125% 11/1/15	25,000	22,625
Broadcom 2.70% 11/1/18	85,000	86,070
CDW 12.535% 10/12/17	40,000	40,400
First Data
9.875% 9/24/15	30,000	28,350
11.25% 3/31/16	70,000	58,450
GXS Worldwide 9.75% 6/15/15	114,000	106,020
Hewlett-Packard
4.30% 6/1/21	70,000	71,919
4.375% 9/15/21	130,000	134,430
4.65% 12/9/21	80,000	84,575
Jabil Circuit 7.75% 7/15/16	9,000	10,080
National Semiconductor 6.60% 6/15/17	185,000	227,497
#Seagate Technology International 144A 10.00% 5/1/14	88,000	99,990
Symantec 4.20% 9/15/20	85,000	85,625
#Telcordia Technologies 144A 11.00% 5/1/18	25,000	31,875
#Unisys 144A 12.75% 10/15/14	17,000	19,401
Xerox
4.50% 5/15/21	170,000	172,616
6.35% 5/15/18	55,000	62,037
		1,504,998
Telecommunications – 2.27%
CenturyLink 6.45% 6/15/21	80,000	80,288
#Clearwire Communications 144A 12.00% 12/1/15	121,000	116,463
Cricket Communications 7.75% 10/15/20	110,000	96,525
#Crown Castle Towers 144A 4.883% 8/15/20	385,000	394,176
#Digicel 144A 8.25% 9/1/17	110,000	111,650
DIRECTV Holdings 5.00% 3/1/21	320,000	343,101
Frontier Communications 6.25% 1/15/13	4,000	4,100
Intelsat Bermuda
11.25% 2/4/17	55,000	53,350
PIK 11.50% 2/4/17	959	928
Intelsat Jackson Holdings
7.25% 10/15/20	60,000	61,050
11.25% 6/15/16	8,000	8,425
Level 3 Financing
9.25% 11/1/14	5,000	5,138
10.00% 2/1/18	48,000	51,120
MetroPCS Wireless 6.625% 11/15/20	30,000	28,050
NII Capital 10.00% 8/15/16	61,000	69,540
PAETEC Holding 8.875% 6/30/17	28,000	30,380
Qwest
6.75% 12/1/21	65,000	71,013
8.375% 5/1/16	168,000	193,263
Sprint Capital 8.75% 3/15/32	70,000	56,963
Sprint Nextel
6.00% 12/1/16	30,000	25,050
8.375% 8/15/17	35,000	31,544
Telefonica Emisiones 6.421% 6/20/16	155,000	162,363
Telesat Canada
11.00% 11/1/15	111,000	119,741
12.50% 11/1/17	19,000	21,328
Verizon Communications 3.50% 11/1/21	75,000	78,247
Virgin Media Secured Finance 6.50% 1/15/18	400,000	426,999
#Vivendi 144A 6.625% 4/4/18	115,000	130,871
West 7.875% 1/15/19	25,000	24,938
#Wind Acquisition Finance 144A 11.75% 7/15/17	50,000	45,000
Windstream
7.875% 11/1/17	10,000	10,875
8.125% 8/1/13	19,000	20,425
		2,872,904
Transportation – 0.51%
#Brambles USA 144A 3.95% 4/1/15	160,000	165,593
CSX 4.75% 5/30/42	150,000	155,402
#ERAC USA Finance 144A 5.25% 10/1/20	160,000	172,808
Ryder System 3.50% 6/1/17	155,000	157,035
		650,838
Utilities – 2.22%
AES 8.00% 6/1/20	31,000	34,255
Ameren Illinois 9.75% 11/15/18	200,000	263,504
#American Transmission Systems 144A 5.25% 1/15/22	155,000	175,005
Baltimore Gas & Electric 3.50% 11/15/21	80,000	81,688
#Calpine 144A 7.875% 7/31/20	40,000	43,300
Carolina Power & Light 3.00% 9/15/21	45,000	46,346
CenterPoint Energy 5.95% 2/1/17	105,000	118,881
CMS Energy
4.25% 9/30/15	215,000	218,375
6.25% 2/1/20	180,000	189,921

Commonwealth Edison 3.40% 9/1/21		180,000	186,791
GenOn Energy 9.875% 10/15/20		30,000	30,600
Ipalco Enterprises 5.00% 5/1/18		55,000	54,175
Jersey Central Power & Light 5.625% 5/1/16		35,000	39,589
LG&E & KU Energy
3.75% 11/15/20		75,000	75,856
#144A 4.375% 10/1/21		115,000	117,531
NRG Energy
7.625% 1/15/18		15,000	15,075
#144A 7.875% 5/15/21		45,000	44,100
Pennsylvania Electric 5.20% 4/1/20		115,000	128,903
•PPL Capital Funding 6.70% 3/30/67		20,000	19,531
PPL Electric Utilities 3.00% 9/15/21		65,000	65,830
Public Service Company of Oklahoma 5.15% 12/1/19		330,000	368,578
Puget Energy 6.00% 9/1/21		45,000	46,648
•Puget Sound Energy 6.974% 6/1/67		176,000	175,942
Southern California Edison 5.50% 8/15/18		50,000	60,008
Wisconsin Electric Power 2.95% 9/15/21		10,000	10,214
•Wisconsin Energy 6.25% 5/15/67		200,000	200,325
			2,810,971
Total Corporate Bonds (cost $32,286,720)			33,217,428

Non-Agency Asset-Backed Securities– 0.63%
•Ally Master Owner Trust Series 2011-1 A1 1.148% 1/15/16		100,000	100,245
•American Express Credit Account Master Trust Series 2010-1 B 0.878% 11/16/15		100,000	99,999
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	99,847
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	177,388
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		62,299	62,535
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		105,000	106,980
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,172
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	USD	44,213	45,318
Total Non-Agency Asset-Backed Securities (cost $785,784)			792,484

Non-Agency Collateralized Mortgage Obligations– 0.18%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		5,206	5,271
Series 2005-6 7A1 5.50% 7/25/20		3,339	3,116
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	55,649
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		9,638	9,644
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.673% 8/25/37		133,627	92,751
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		5,812	5,788
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		37,538	36,456
•Series 2006-AR5 2A1 2.739% 4/25/36		19,832	14,208
Total Non-Agency Collateralized Mortgage Obligations (cost $175,498)			222,883

ΔRegional Bonds – 1.94%
Australia – 1.34%
New South Wales Treasury
2.75% 11/20/25	AUD	71,000	86,248
6.00% 4/1/19	AUD	654,000	741,215
Queensland Treasury
6.00% 9/14/17	AUD	197,000	218,151
6.25% 6/14/19	AUD	570,000	648,901
			1,694,515
Canada – 0.60%
Province of New Brunswick 2.75% 6/15/18	USD	125,000	130,860
Province of Ontario
3.00% 7/16/18		235,000	247,525
3.15% 6/2/22	CAD	287,000	287,614
Province of Quebec 4.25% 12/1/21	CAD	86,000	93,887
			759,886
Total Regional Bonds (cost $2,382,488)			2,454,401

«Senior Secured Loans – 2.38%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	115,000	114,557
AIG
Tranche 1 6.75% 3/17/15		120,000	120,600
Tranche 2 7.00% 3/17/16		90,000	90,581
Allied Security Holdings Tranche 2L 8.50% 1/21/18		35,000	34,125
@API Technologies Tranche B 7.75% 6/1/16		39,782	37,992
ATI Holdings 7.00% 2/18/16		19,597	18,748
Attachmate 6.50% 11/21/16		103,688	101,730
BNY ConvergEx Group
8.75% 12/16/17		45,787	43,956
(EZE Castle Software) 8.75% 11/29/17		19,213	18,444
Brock Holdings III
10.00% 2/15/18		30,000	27,675
Tranche B 6.00% 2/15/17		29,775	28,971
Burlington Coat Factory Tranche B 6.25% 2/10/17		138,423	136,209
Cengage Learning Acquisitions 7.50% 7/7/14		122,462	114,425
Charter Communications Operating Tranche B 7.25% 3/6/14		2,695	2,697
Chrysler Group 6.00% 4/28/17		110,260	104,637

CityCenter Holdings 7.50% 1/10/15		37,500	37,401
Clear Channel Communications Tranche A 3.639% 7/30/14		176,223	153,315
Consolidated Container 5.75% 9/28/14		40,000	33,720
Delta Air Lines Tranche B 5.50% 3/29/17		44,775	42,514
First Data Tranche B2 2.995% 9/24/14		160,702	146,240
Frac Tech International Tranche B 6.25% 4/19/16		50,949	50,353
GenOn Energy Tranche B 6.00% 6/20/17		64,348	64,337
Grifols Tranche B 6.00% 6/4/16		129,350	129,330
Harrah’s Operating
Tranche B1 3.418% 1/28/15		100,000	87,188
Tranche B2 3.241% 1/28/15		85,000	74,110
Houghton International Tranche B 6.75% 1/11/16		34,587	34,515
Immucor Tranche B 7.25% 7/2/18		69,825	70,340
Level 3 Financing Tranche B2 5.75% 4/11/18		55,000	54,368
Lord & Taylor 5.75% 12/2/18		40,000	39,950
@Mediacom Broadband Tranche D 5.50% 3/31/17		34,646	34,429
MGM Resorts International Tranche E 7.00% 2/21/14		145,000	142,482
Multiplan 4.75% 8/26/17		43,328	41,342
Nuveen Investments
5.863% 5/13/17		111,190	107,159
2nd Lien 12.50% 7/9/15		110,000	114,235
PQ 6.74% 7/30/15		65,000	57,809
Remy International Tranche B 6.25% 12/16/16		64,350	63,599
Reynolds Group Holdings 6.50% 7/7/18		177,623	176,911
Sensus USA 2nd Lien 8.50% 4/13/18		85,000	83,725
Texas Competitive Electric Holdings 3.76% 10/10/14		55,000	38,558
Toys R US Tranche B 6.00% 9/1/16		34,649	34,269
Univision Communications 4.489% 3/29/17		48,301	43,143
Visant 5.25% 12/31/16		66,156	62,222
Total Senior Secured Loans (cost $3,034,922)			3,012,911

ΔSovereign Bonds – 4.78%
Brazil – 0.20%
Federal Republic of Brazil
5.625% 1/7/41		124,000	144,460
8.875% 10/14/19		80,000	111,600
			256,060
Canada – 0.22%
Canadian Government
3.75% 6/1/19	CAD	119,000	133,690
4.00% 6/1/17	CAD	136,000	151,702
			285,392
Chile – 0.12%
Chile Government International 5.50% 8/5/20	CLP	76,000,000	153,244
			153,244
Finland – 0.06%
Finland Government 3.50% 4/15/21	EUR	50,000	71,035
			71,035
Germany – 0.28%
Deutschland Republic
2.25% 9/4/20	EUR	194,000	263,360
3.50% 7/4/19	EUR	58,000	85,879
			349,239
Indonesia – 0.15%
Indonesia Government International 7.25% 4/20/15	USD	47,000	53,463
Indonesia Treasury Bonds 11.00% 11/15/20	IDR	901,000,000	132,832
			186,295
Malaysia – 0.04%
Malaysia Government 4.262% 9/15/16	MYR	159,000	52,223
			52,223
Mexico – 0.45%
Mexican Bonos
6.50% 6/10/21	MXN	615,000	44,228
7.50% 6/3/27	MXN	5,651,200	419,619
8.50% 5/31/29	MXN	1,309,700	104,188
			568,035
New Zealand – 0.05%
New Zealand Government 6.00% 5/15/21	NZD	65,000	59,342
			59,342
Norway – 1.17%
Norwegian Government
3.75% 5/25/21	NOK	760,000	141,115
4.25% 5/19/17	NOK	580,000	108,277
4.50% 5/22/19	NOK	3,158,000	607,789
5.00% 5/15/15	NOK	3,395,000	631,050
			1,488,231
Panama – 0.19%
Republic of Panama
6.70% 1/26/36	USD	35,000	45,850
7.25% 3/15/15		95,000	109,963
8.875% 9/30/27		57,000	85,785
			241,598
Peru – 0.20%

Republic of Peru 7.125% 3/30/19		197,000	248,713
			248,713
Philippines – 0.12%
Republic of Philippines
6.50% 1/20/20		100,000	120,000
9.50% 10/21/24		15,000	21,675
9.875% 1/15/19		10,000	13,925
			155,600
Poland – 0.28%
Poland Government 5.25% 10/25/17	PLN	468,000	134,248
Poland Government International 5.00% 3/23/22	USD	223,000	224,952
			359,200
Republic of Korea – 0.07%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	86,597,793	84,877
			84,877
Russia – 0.26%
Russian-Eurobond 7.50% 3/31/30	USD	280,092	325,957
			325,957
South Africa – 0.42%
South Africa Government 8.00% 12/21/18	ZAR	3,134,000	395,816
South Africa Government International 5.50% 3/9/20	USD	117,000	131,625
			527,441
Sweden – 0.24%
Sweden Government
3.00% 7/12/16	SEK	1,490,000	235,047
5.00% 12/1/20	SEK	365,000	68,348
			303,395
Turkey – 0.09%
Turkey Government International
6.875% 3/17/36	USD	52,000	54,470
7.375% 2/5/25		50,000	56,813
			111,283
United Kingdom – 0.08%
United Kingdom Gilt 4.50% 3/7/19	GBP	54,000	101,123
			101,123
Uruguay – 0.09%
Republic of Uruguay 8.00% 11/18/22	USD	87,000	119,625
			119,625
Total Sovereign Bonds (cost $6,038,420)			6,047,908

Supranational Banks – 0.21%
Inter-American Development Bank 3.875% 10/28/41		40,000	42,736
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	270,000	42,151
3.375% 4/30/15	NOK	720,000	123,943
3.625% 6/22/20	NOK	350,000	60,717
Total Supranational Banks (cost $267,826)			269,547

U.S. Treasury Obligations – 10.50%
U.S. Treasury Bonds
3.75% 8/15/41	USD	40,000	47,050
¥4.375% 5/15/41		2,170,000	2,827,781
U.S. Treasury Notes
0.25% 11/30/13		1,535,000	1,535,421
0.875% 11/30/16		4,860,000	4,875,566
1.375% 9/30/18		55,000	55,305
2.00% 11/15/21		3,905,000	3,950,154
Total U.S. Treasury Obligations (cost $13,121,489)			13,291,277
		Number of
		Shares
Preferred Stock – 0.32%
Alabama Power 5.625%		2,475	62,345
•PNC Financial Services Group 8.25%		25,000	25,830
•US Bancorp 3.50%		400	292,525
Volkswagen		140	20,973
Total Preferred Stock (cost $391,182)			401,673

Right – 0.00%
†LG Electronics		52	1,032
Total Right (cost $0)			1,032
		Principal
		Amount[o]
Short-Term Investments – 8.09%
≠Discount Notes – 1.45%
Fannie Mae 0.01% 3/7/12	USD	777,447	777,433
Federal Home Loan Bank 0.02% 3/21/12		1,055,462	1,055,439
			1,832,872
Repurchase Agreement – 6.03%
BNP Paribas 0.02%, dated 12/30/11, to be
repurchased on 1/3/12, repurchase price $7,637,017
(collateralized by U.S. government obligations 0.50%-4.00%
11/30/12-2/15/15; market value $7,789,740)		7,637,000	7,637,000
			7,637,000

≠U.S. Treasury Obligation – 0.61%
U.S. Treasury Bill 0.001% 2/23/12	777,447	777,433
		777,433
Total Short-Term Investments (cost $10,247,294)		10,247,305

Total Value of Securities – 102.75%
(cost $124,924,739)		130,064,965
	Number of
	Contracts
Options Written – (0.00%)
Call Option – (0.00%)
U.S. Bond Future, strike price $147.00, expires 1/28/12 (JPMC)	(3)	(3,281)
		(3,281)
Put Option – (0.00%)
U.S. Bond Future, strike price $138.00, expires 1/28/12 (JPMC)	(5)	(1,328)
		(1,328)
Total Written Options (premium received $(9,180))		(4,609)

Liabilities Net of Receivables and Other Assets – (2.75%)		(3,477,954)

Net Assets Applicable to 13,211,094 Shares Outstanding – 100.00%		$126,582,402

†Non income producing security.
@Illiquid security. At December 31, 2011, the aggregate amount of illiquid securities was $827,383, which represented 0.65% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2011, the aggregate amount of fair valued securities was $18,113, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2011, the aggregate amount of Rule 144A securities was $8,021,120, which represented 6.34% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of December 31, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2011.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2011.
¥Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2011:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(558,467)	USD	568,996	1/13/12	$(1,179)
BAML	EUR	(816,661)	USD	1,098,359	1/13/12	41,337
BAML	IDR	(736,150,000)	USD	81,208	1/13/12	143
BAML	JPY	10,955,460	USD	(140,801)	1/13/12	1,583
BAML	MXN	(3,030,731)	USD	224,133	1/13/12	7,225
BAML	NOK	(1,546,552)	USD	268,559	1/13/12	10,114
BAML	PLN	(471,765)	USD	141,646	1/13/12	5,125
BAML	ZAR	(3,154,785)	USD	392,689	1/13/12	2,867
BCLY	EUR	(111,504)	USD	150,041	1/13/12	5,718
BCLY	JPY	8,775,079	USD	(112,639)	1/13/12	1,407
CITI	EUR	(287,844)	USD	387,047	1/13/12	14,484
CITI	JPY	8,029,728	USD	(103,098)	1/13/12	1,261
CITI	NOK	(1,247,444)	USD	216,713	1/13/12	8,252
CITI	NZD	57,813	USD	(45,056)	1/13/12	(102)
GSC	AUD	(389,173)	USD	398,154	1/13/12	821
GSC	GBP	219,450	USD	(343,593)	1/13/12	(2,777)
GSC	NOK	(276,800)	USD	48,066	1/13/12	1,810
HSBC	AUD	(571,391)	USD	585,515	1/13/12	2,145
HSBC	EUR	(90,733)	USD	122,349	1/13/12	4,912
HSBC	NOK	(808,928)	USD	140,840	1/13/12	5,660
JPMC	CAD	(193,848)	USD	191,183	1/13/12	964
JPMC	EUR	(111,426)	USD	150,191	1/13/12	5,970
JPMC	MXN	(2,591,152)	USD	192,001	1/13/12	6,554
JPMC	NOK	(1,813,584)	USD	315,587	1/13/12	12,519
MNB	AUD	5,957	USD	(6,115)	1/5/12	(28)
MNB	BRL	(1,634)	USD	868	1/3/12	(8)
MNB	CHF	2,375	USD	(2,521)	1/4/12	7
MNB	CHF	475	USD	(508)	1/5/12	(2)
MNB	DKK	6,578	USD	(1,146)	1/3/12	0
MNB	DKK	4,085	USD	(711)	1/3/12	0
MNB	EUR	2,731	USD	(3,514)	1/3/12	22

MNB	EUR	695	USD	(897)	1/4/12	3
MNB	GBP	5,368	USD	(8,287)	1/4/12	53
MNB	GBP	261	USD	(405)	1/5/12	(1)
MNB	HKD	4,798	USD	(618)	1/4/12	0
MNB	JPY	345,473	USD	(4,462)	1/6/12	27
MNB	MYR	(345)	USD	109	1/3/12	0
MNB	SEK	7,832	USD	(1,128)	1/3/12	9
MNB	SGD	721	USD	(556)	1/5/12	(1)
MSC	AUD	(154,069)	USD	157,839	1/13/12	540
MSC	EUR	(551,287)	USD	742,930	1/13/12	29,387
MSC	GBP	(71,866)	USD	112,706	1/13/12	1,094
MSC	JPY	18,094,480	USD	(232,653)	1/13/12	2,514
MSC	KRW	334,663,950	USD	(296,877)	1/13/12	(8,501)
MSC	NOK	(1,384,025)	USD	240,814	1/13/12	9,529
						$171,457

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
7 Euro-Bund	$1,264,592	$1,259,619	3/13/12	$(4,973)
16 U.S. Treasury Long Bond	2,300,876	2,317,000	3/30/12	16,124
	$3,565,468			$11,151

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX. NA.HY.17	USD	2,440,200	5.00%	12/20/16	$(61,976)
	ITRAXX Europe Subordinate Financials 16.1
BAML	5 yr CDS	EUR	745,000	5.00%	12/20/16	(6,618)
BAML	Kingdom of Spain 5 yr CDS	USD	189,000	1.00%	12/20/15	2,263
	ITRAXX Europe Subordinate Financials 16.1
BCLY	5 yr CDS	EUR	1,130,000	5.00%	12/20/16	(2,564)
	Kingdom of Spain
BCLY	5 yr CDS	USD	186,000	1.00%	3/20/15	12,661
BCLY	5 yr CDS		100,000	1.00%	3/21/16	1,559
BCLY	Republic of France 5 yr CDS		266,000	0.25%	9/20/16	1,956
GSC	Republic of France 5 yr CDS		114,000	0.25%	9/20/16	1,051
JPMC	CDX.NA.HY.17		1,489,600	5.00%	12/20/16	(54,559)
	ITRAXX Europe Crossover Financials 16.1
JPMC	5 yr CDS	EUR	405,000	5.00%	12/20/16	(4,468)
JPMC	MeadWestvaco 5 yr CDS	USD	90,000	1.00%	12/20/16	(2,288)
JPMC	Portuguese Republic 5 yr CDS		143,000	1.00%	6/20/15	40,284
JPMC	Republic of France 5 yr CDS		190,000	0.25%	9/20/16	1,445
MSC	CDX.EM.16		189,000	5.00%	12/20/16	1,209
MSC	CDX.NA.HY.17		122,500	5.00%	12/20/16	(3,489)
MSC	Japan 5 yr CDS		190,000	1.00%	9/20/16	1,751
MSC	Kingdom of Belgium 5 yr CDS		374,000	1.00%	12/20/16	(2,433)
MSC	Kingdom of Spain 5 yr CDS		286,000	1.00%	6/20/16	12,022
	Republic of France
MSC	5 yr CDS		270,000	0.25%	9/20/16	2,579
MSC	5 yr CDS		228,000	0.25%	12/20/16	1,327
MSC	Republic of Italy 5 yr CDS		200,000	1.00%	9/20/16	9,748
						$(48,540)

	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	90,000	1.00%	12/20/16	$2,158
JPMC	Tyson Foods CDS / Ba		95,000	1.00%	3/20/16	2,170
						$4,328
Total						$(44,212)

The use of foreign currency exchange contracts, futures contracts, options written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc

CITI – Citigroup Global Markets
CLP – Chilean Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
SGD – Singapore Dollar
TBA – To be announced
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 30, 2011.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At December 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$124,924,739
Aggregate unrealized appreciation	$9,234,671
Aggregate unrealized depreciation	(4,094,445)
Net unrealized appreciation	$5,140,226

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3-inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$12,177,161	$100,172	$12,277,333
Common Stock	47,040,733	54,362	723	47,095,818
Corporate Debt	32,568	37,903,832	-	37,936,400
Foreign Debt	-	8,771,856	-	8,771,856
Investment Companies	42,271	-	-	42,271
U.S. Treasury Obligations	-	13,291,277	-	13,291,277
Short-Term Investments	-	10,247,305	-	10,247,305
Other	375,843	25,830	1,032	402,705
Total	$47,491,415	$82,471,623	$101,927	$130,064,965

Foreign Currency Exchange
Contracts	$-	$171,457	$-	$171,457
Futures Contracts	$11,151	$-	$-	$11,151
Swap Contracts	$-	$(44,212)	$-	$(44,212)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset- &
	Mortgage-
	Backed	Common
	Securities	Stock	Other	Total
Balance as of 9/30/11	$97,796	$13,676	$-	$111,472
Transfers out of Level 3	-	(25,900)	-	(25,900)
Net change in unrealized
appreciation/depreciation	2,376	12,947	1,032	16,355
Balance as of 12/31/11	$100,172	$723	$1,032	$101,927

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/11	$2,376	$(3)	$1,032	$3,405

During the period ended December 31, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $25,900 for the Fund. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended December 31, 2011, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended December 31, 2011 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at September 30, 2011	-	$-
Options written	23	18,511
Options expired	(15)	(9,331)
Options outstanding at December 31, 2011	8	9,180

Swap Contracts – The Fund may enter into index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2011, the net unrealized depreciation of credit default swaps was $44,212. If a credit event had occurred for all open swap transactions where collateral posting was required as of December 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received EUR 2,280,000 and USD 6,882,300 less the value of the contracts’ related reference obligations. The Fund received $790,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at December 31, 2011, the notional value of the protection sold was $185,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2011, the net unrealized appreciation of the protection sold was $4,328.

CDS swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$171,603	Liabilities net of receivables and other assets	$(146)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	11,151	Liabilities net of receivables and other assets	-

Equity contracts (Options written)	Options written, at value	4,571	Liabilities net of receivables and other assets	-

Credit contracts (Swaps contracts)	Liabilities net of receivables and other assets	37,377	Liabilities net of receivables and other assets	(81,589)

Total		$224,702		$(81,735)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(49,772)	$85,880

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	401,073	(289,511)

Equity contracts (Options written)	Net realized gain on options written and net change in unrealized appreciation/depreciation of investments and foreign currencies	9,330	4,571

Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(36,140)	(203,800)

Total		$324,491	$(402,860)

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. During the period ended December 31, 2011, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: